UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Schedule of Investments

September 30, 2017 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 65.8%

Consumer Discretionary - 7.9%
Amazon.com, Inc. (3)	3,119	2,998,451
AMC Networks, Inc. (3)	1,977	115,595
Bed Bath & Beyond, Inc.	20,534	481,933
Best Buy Co., Inc.	10,860	618,586
Brunswick Corp./DE	8,017	448,711
Burlington Stores, Inc. (3)	1,232	117,607
Carnival Corp.	28,966	1,870,335
Charter Communications, Inc. (3)	3,515	1,277,421
Coach, Inc.	4,233	170,505
Comcast Corp.	75,018	2,886,693
Delphi Automotive PLC	17,418	1,713,931
Discovery Communications, Inc. (3)	9,352	189,472
Dollar General Corp.	374	30,313
Extended Stay America, Inc.	12,577	251,540
Foot Locker, Inc.	2,621	92,312
GameStop Corp.	16,873	348,596
General Motors Co.	64,943	2,622,398
H&R Block, Inc.	12,865	340,665
Home Depot, Inc./The	22,932	3,750,758
Lear Corp.	5,200	900,016
Liberty Expedia Holdings, Inc. (3)	5,226	277,553
Liberty Media Corp-Liberty SiriusXM (3)	1,502	62,889
LKQ Corp. (3)	9,914	356,805
Lowe's Cos., Inc.	6,623	529,443
McDonald's Corp.	13,587	2,128,811
Michael Kors Holdings, Ltd. (3)	13,326	637,649
Michaels Cos., Inc./The (3)	16,763	359,902
NVR, Inc. (3)	245	699,475
PulteGroup, Inc.	16,295	445,342
PVH Corp.	4,889	616,307
Royal Caribbean Cruises, Ltd.	10,086	1,195,594
Scripps Networks Interactive, Inc.	7,025	603,377
Skechers U.S.A., Inc. (3)	9,418	236,298
Target Corp.	20,767	1,225,461
Thor Industries, Inc.	2,240	282,038
TJX Cos., Inc./The	2,703	199,292
Visteon Corp. (3)	522	64,608
Walt Disney Co./The	13,897	1,369,827

		32,516,509

Consumer Staples - 3.3%
Archer-Daniels-Midland Co.	24,704	1,050,167
Bunge, Ltd.	10,426	724,190
CVS Health Corp.	9,840	800,189
Kimberly-Clark Corp.	13,176	1,550,552
Kroger Co./The	43,662	875,860
Nu Skin Enterprises, Inc.	3,287	202,085
PepsiCo, Inc.	34,165	3,807,006
Pilgrim's Pride Corp. (3)	12,993	369,131
Procter & Gamble Co./The	426	38,757

Sprouts Farmers Market, Inc. (3)	11,929	223,907
Tyson Foods, Inc.	10,499	739,655
Walgreens Boots Alliance, Inc.	691	53,359
Wal-Mart Stores, Inc.	41,633	3,253,203

		13,688,061

Energy - 5.1%
Andeavor	10,447	1,077,608
Cabot Oil & Gas Corp.	23,061	616,882
Chevron Corp.	32,012	3,761,410
Cimarex Energy Co.	1,242	141,178
Devon Energy Corp.	1,970	72,319
Exxon Mobil Corp.	60,395	4,951,182
Halliburton Co.	11,574	532,751
HollyFrontier Corp.	9,747	350,600
Marathon Petroleum Corp.	24,208	1,357,585
Newfield Exploration Co. (3)	397	11,779
Oceaneering International, Inc.	2,771	72,794
ONEOK, Inc.	19,867	1,100,830
PBF Energy, Inc.	588	16,235
Phillips 66	27,025	2,475,760
Rice Energy, Inc. (3)	9,641	279,011
Rowan Cos. Plc (3)	4,687	60,228
RPC, Inc.	13,564	336,252
Schlumberger, Ltd.	14,561	1,015,775
Valero Energy Corp.	22,275	1,713,616
Williams Cos., Inc./The	18,542	556,445
World Fuel Services Corp.	11,601	393,390

		20,893,630

Financials - 11.4%
AGNC Investment Corp.	56,572	1,226,481
Allstate Corp./The	26,274	2,414,843
American Express Co.	13,658	1,235,503
Ameriprise Financial, Inc.	5,979	887,941
Annaly Capital Management, Inc.	173,960	2,120,572
Assured Guaranty, Ltd.	3,496	131,974
Bank of America Corp.	120,524	3,054,078
Bank of New York Mellon Corp./The	49,843	2,642,676
BB&T Corp.	51,564	2,420,414
Berkshire Hathaway, Inc. (3)	32,782	6,009,596
BGC Partners, Inc.	41,941	606,886
Chimera Investment Corp.	12,109	229,102
Citigroup, Inc.	40,290	2,930,695
CNA Financial Corp.	14,481	727,670
Comerica, Inc.	7,017	535,116
East West Bancorp, Inc.	9,282	554,878
First American Financial Corp.	9,501	474,765
FNF Group	44,546	2,114,153
Hanover Insurance Group, Inc./The	1,029	99,741
JPMorgan Chase & Co.	44,095	4,211,513
Lazard, Ltd.	17,644	797,862
LPL Financial Holdings, Inc.	6,417	330,925
M&T Bank Corp.	1,365	219,820
New Residential Investment Corp.	1,278	21,381
PNC Financial Services Group, Inc./The	19,639	2,646,748
Popular, Inc.	9,935	357,064
Progressive Corp./The	48,575	2,352,002
Regions Financial Corp.	92,431	1,407,724
S&P Global, Inc.	16,020	2,504,086
Wells Fargo & Co.	31,372	1,730,166

		46,996,375

Healthcare - 9.8%
AbbVie, Inc.	24,218	2,152,011
Aetna, Inc.	11,161	1,774,711
Agilent Technologies, Inc.	15,226	977,509
Alexion Pharmaceuticals, Inc. (3)	1,497	210,014
Align Technology, Inc. (3)	1,072	199,681
Allergan PLC	2,805	574,885
Alnylam Pharmaceuticals, Inc. (3)	127	14,921
Amgen, Inc.	15,014	2,799,360
Anthem, Inc.	11,790	2,238,685
Baxter International, Inc.	38,107	2,391,214
Biogen, Inc. (3)	4,597	1,439,413
Bioverativ, Inc. (3)	7,315	417,467
Bristol-Myers Squibb Co.	4,483	285,746
Celgene Corp. (3)	5,798	845,464
Centene Corp. (3)	8,400	812,868
Charles River Laboratories International, Inc. (3)	3,243	350,309
Cooper Cos., Inc./The	529	125,431
CR Bard, Inc.	4,486	1,437,763
Exelixis, Inc. (3)	5,257	127,377
Gilead Sciences, Inc.	26,588	2,154,160
HCA Healthcare, Inc. (3)	11,933	949,747
Hill-Rom Holdings, Inc.	4,444	328,856
Humana, Inc.	8,735	2,128,108
Incyte Corp. (3)	1,504	175,577
Intuitive Surgical, Inc. (3)	944	987,311
Johnson & Johnson	32,251	4,192,953
McKesson Corp.	910	139,785
Medtronic PLC	21,342	1,659,767
Merck & Co., Inc.	9,400	601,882
Mettler-Toledo International, Inc. (3)	1,248	781,448
Pfizer, Inc.	14,776	527,503
Premier, Inc. (3)	24,561	799,952
Quest Diagnostics, Inc.	1,034	96,824
Regeneron Pharmaceuticals, Inc. (3)	1,614	721,652
United Therapeutics Corp. (3)	3,274	383,680
UnitedHealth Group, Inc.	17,524	3,432,075
Vertex Pharmaceuticals, Inc. (3)	5,420	824,057
VWR Corp. (3)	962	31,852
WellCare Health Plans, Inc. (3)	2,624	450,646

		40,542,664

Industrials - 5.6%
3M Co.	4,871	1,022,423
Allison Transmission Holdings, Inc.	16,387	615,004
Boeing Co./The	11,755	2,988,239
Copa Holdings SA	321	39,974
Cummins, Inc.	13,692	2,300,667
Delta Air Lines, Inc.	21,849	1,053,559
Donaldson Co., Inc.	846	38,865
Fortive Corp.	4,037	285,779
General Dynamics Corp.	3,018	620,440
Graco, Inc.	510	63,082
Honeywell International, Inc.	2,593	367,532
Huntington Ingalls Industries, Inc.	3,761	851,641
Ingersoll-Rand PLC	19,833	1,768,509
JB Hunt Transport Services, Inc.	952	105,748
JetBlue Airways Corp. (3)	13,807	255,844
Kansas City Southern	975	105,963
ManpowerGroup, Inc.	1,237	145,743
Masco Corp.	38,940	1,519,049

Norfolk Southern Corp.	2,406	318,169
Oshkosh Corp.	3,058	252,407
Owens Corning	10,366	801,810
Pitney Bowes, Inc.	6,216	87,086
Quanta Services, Inc. (3)	13,426	501,730
Regal Beloit Corp.	6,985	551,815
Robert Half International, Inc.	10,053	506,068
Ryder System, Inc.	4,663	394,257
Southwest Airlines Co.	14,819	829,568
Spirit AeroSystems Holdings, Inc.	5,083	395,051
Toro Co./The	6,705	416,112
Union Pacific Corp.	12,619	1,463,425
United Continental Holdings, Inc. (3)	7,853	478,091
United Technologies Corp.	11,709	1,359,181
Valmont Industries, Inc.	129	20,395
WABCO Holdings, Inc. (3)	3,901	577,348

		23,100,574

Information Technology - 16.0%
Accenture PLC	18,187	2,456,518
Activision Blizzard, Inc.	19,165	1,236,334
Adobe Systems, Inc. (3)	19,151	2,856,946
Alphabet, Inc. - Class C (3)	4,567	4,380,255
Alphabet, Inc. - Class A (3)	2,090	2,035,075
Apple, Inc.	60,669	9,350,306
Applied Materials, Inc.	30,557	1,591,714
ARRIS International PLC (3)	2,052	58,461
CA, Inc.	7,745	258,528
Cadence Design Systems, Inc. (3)	29,335	1,157,852
Cisco Systems, Inc.	46,234	1,554,849
Cognizant Technology Solutions Corp.	13,597	986,326
Corning, Inc.	9,318	278,795
CSRA, Inc.	4,816	155,412
DXC Technology Co.	15,435	1,325,558
eBay, Inc. (3)	43,228	1,662,549
Electronic Arts, Inc. (3)	15,729	1,856,966
Facebook, Inc. (3)	31,312	5,350,281
Genpact, Ltd.	1,655	47,581
HP, Inc.	93,429	1,864,843
IAC/InterActiveCorp (3)	3,054	359,089
Intel Corp.	76,738	2,922,183
International Business Machines Corp.	9,260	1,343,441
Intuit, Inc.	16,799	2,387,810
Jabil, Inc.	16,369	467,335
Lam Research Corp.	3,291	608,967
Marvell Technology Group, Ltd.	2,035	36,427
Mastercard, Inc.	10,322	1,457,466
Micron Technology, Inc. (3)	18,283	719,070
Microsoft Corp.	93,286	6,948,874
NVIDIA Corp.	5,951	1,063,860
ON Semiconductor Corp. (3)	15,498	286,248
Oracle Corp.	60,545	2,927,351
Red Hat, Inc. (3)	955	105,871
Skyworks Solutions, Inc.	2,969	302,541
Synopsys, Inc. (3)	19,325	1,556,242
Take-Two Interactive Software, Inc. (3)	1,250	127,788
Teradyne, Inc.	6,261	233,473
Texas Instruments, Inc.	24,649	2,209,536

		66,528,721

Materials - 1.8%
Avery Dennison Corp.	2,658	261,388

Chemours Co./The	601	30,417
Crown Holdings, Inc. (3)	3,721	222,218
DowDuPont, Inc.	4,519	312,850
Eastman Chemical Co.	19,146	1,732,522
Freeport-McMoRan, Inc. (3)	25,682	360,575
Huntsman Corp.	13,064	358,215
LyondellBasell Industries NV	23,995	2,376,705
Nucor Corp.	11,965	670,519
Owens-Illinois, Inc. (3)	1,512	38,042
Packaging Corp of America	5,798	664,915
Steel Dynamics, Inc.	14,697	506,606

		7,534,972

Real Estate Investment Trust - 0.5%
Brixmor Property Group, Inc.	2,585	48,598
DDR Corp.	16,672	152,716
Macerich Co./The	1,846	101,475
Simon Property Group, Inc.	7,665	1,234,142
Spirit Realty Capital, Inc.	22,810	195,482
Uniti Group, Inc.	2,917	42,763
VEREIT, Inc.	27,761	230,139

		2,005,315

Telecommunication Services - 1.6%
AT&T, Inc.	31,807	1,245,880
Telephone & Data Systems, Inc.	11,091	309,328
T-Mobile US, Inc. (3)	27,459	1,693,122
Verizon Communications, Inc.	69,600	3,444,504

		6,692,834

Utilities - 2.8%
AES Corp./VA	56,971	627,820
American Electric Power Co., Inc.	2,657	186,628
Calpine Corp. (3)	1	15
CenterPoint Energy, Inc.	74,622	2,179,709
Eversource Energy	401	24,236
Exelon Corp.	64,498	2,429,640
PG&E Corp.	34,545	2,352,169
PPL Corp.	59,948	2,275,027
Vectren Corp.	16,631	1,093,821
Xcel Energy, Inc.	10,713	506,937

		11,676,002

Total Common Stocks	(Cost $ 249,874,133)	272,175,657

Registered Investment Companies - 4.0%

iShares Russell 2000 Growth Index Fund (7)	91,035	16,291,624

Total Registered Investment Companies	(Cost $14,256,383)	16,291,624

Options Purchased - 0.0%

Standard & Poors 500 Emini Futures, Put @ $2,470, Expiring December 2017 (3)	32	46,240

Total Options Purchased	(Cost $105,282)	46,240

Money Market Registered Investment Companies - 28.1%

Meeder Institutional Prime Money Market Fund, 1.12% (4)	116,082,023	116,082,023

Total Money Market Registered Investment Companies	(Cost $116,090,367)	116,082,023

Bank Obligations - 0.2%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (5)	248,369		248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (5)	248,380		248,380
EverBank Money Market Account, 0.61%, 10/2/2017 (5)	58		58
Pacific Mercantile Bank Deposit Account, 1.08%, 10/2/2017 (5)	248,453		248,453
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (5)	248,547		248,547

Total Bank Obligations	(Cost $993,807)		993,807

Total Investments - 98.1%	(Cost $381,319,972)	(2)	405,589,351

Other Assets less Liabilities - 1.9%			7,960,323

Total Net Assets - 100.0%			413,549,674

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	5,533	61,638
Meeder Balanced Fund	2,975	35,105
Meeder Dynamic Growth Fund	2,009	22,280
Meeder Muirfield Fund	2,711	20,875
Meeder Infrastructure Fund	867	19,577

Total Trustee Deferred Compensation	(Cost $134,026)	159,475

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	169	12/15/2017	16,717,480	258,999
Mini MSCI Emerging Markets Index Futures	225	12/15/2017	12,254,625	(99,554)
Standard & Poors 500 Mini Futures	678	12/15/2017	85,295,790	1,108,498

Total Futures Contracts	1,072		114,267,895	1,267,943

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$404,595,544	$1,267,943
Level 2 - Other Significant Observable Inputs	993,807	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$405,589,351	$1,267,943

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $384,222,704 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$23,068,185
Unrealized depreciation	(1,701,538)
Net unrealized appreciation (depreciation)	$21,366,647

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(5)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 69.1%

Consumer Discretionary - 7.9%
Amazon.com, Inc. (3)	1,083	1,041,142
AMC Networks, Inc. (3)	703	41,104
Bed Bath & Beyond, Inc.	5,990	140,585
Best Buy Co., Inc.	6,097	347,285
Brunswick Corp./DE	1,994	111,604
Burlington Stores, Inc. (3)	460	43,912
CalAtlantic Group, Inc.	37	1,355
Carnival Corp.	11,489	741,845
Charter Communications, Inc. (3)	785	285,285
Coach, Inc.	1,778	71,618
Comcast Corp.	23,367	899,162
Delphi Automotive PLC	7,152	703,757
Discovery Communications, Inc. (3)	3,747	75,914
Extended Stay America, Inc.	2,096	41,920
Foot Locker, Inc.	880	30,994
GameStop Corp.	2,901	59,935
Gap, Inc./The	2,016	59,532
General Motors Co.	20,599	831,788
H&R Block, Inc.	3,532	93,527
Home Depot, Inc./The	6,842	1,119,078
Lear Corp.	1,654	286,274
Liberty Expedia Holdings, Inc. (3)	423	22,466
LKQ Corp. (3)	2,191	78,854
McDonald's Corp.	3,421	536,002
Michael Kors Holdings, Ltd. (3)	3,635	173,935
Michaels Cos., Inc./The (3)	3,789	81,350
NVR, Inc. (3)	6	17,130
PulteGroup, Inc.	3,661	100,055
PVH Corp.	597	75,258
Royal Caribbean Cruises, Ltd.	6,064	718,827
Scripps Networks Interactive, Inc.	2,049	175,989
Skechers U.S.A., Inc. (3)	2,306	57,858
Target Corp.	9,757	575,761
Thor Industries, Inc.	448	56,408
Walt Disney Co./The	1,635	161,162

		9,858,671

Consumer Staples - 2.4%
Archer-Daniels-Midland Co.	1,593	67,718
Bunge, Ltd.	2,974	206,574
Kroger Co./The	17,197	344,972
Nu Skin Enterprises, Inc.	478	29,387
PepsiCo, Inc.	10,917	1,216,481
Pilgrim's Pride Corp. (3)	2,162	61,422
Sprouts Farmers Market, Inc. (3)	3,215	60,346
Wal-Mart Stores, Inc.	13,057	1,020,274

		3,007,174

Energy - 5.8%
Andeavor	5,688	586,717
Cabot Oil & Gas Corp.	4,949	132,386
Chevron Corp.	10,868	1,276,990
Cimarex Energy Co.	43	4,888
Energen Corp. (3)	91	4,976
Exxon Mobil Corp.	18,302	1,500,398
HollyFrontier Corp.	2,693	96,867
Marathon Petroleum Corp.	13,330	747,546
Oceaneering International, Inc.	208	5,464
ONEOK, Inc.	12,918	715,786
PBF Energy, Inc.	153	4,224
Phillips 66	8,552	783,449
Rice Energy, Inc. (3)	3,121	90,322
Rowan Cos. Plc (3)	2,473	31,778
RPC, Inc.	2,292	56,819
Valero Energy Corp.	10,016	770,531
Williams Cos., Inc./The	14,103	423,231
World Fuel Services Corp.	2,395	81,214

		7,313,586

Financials - 13.7%
AGNC Investment Corp.	10,334	224,041
Allstate Corp./The	8,343	766,805
American Express Co.	616	55,723
Ameriprise Financial, Inc.	3,464	514,439
Annaly Capital Management, Inc.	50,306	613,230
Assured Guaranty, Ltd.	1,539	58,097
Bank of America Corp.	60,803	1,540,748
Bank of New York Mellon Corp./The	14,627	775,524
BB&T Corp.	16,851	790,986
Berkshire Hathaway, Inc. (3)	9,957	1,825,317
BGC Partners, Inc.	4,678	67,691
Chimera Investment Corp.	7,652	144,776
Citigroup, Inc.	18,685	1,359,147
CNA Financial Corp.	3,753	188,588
Comerica, Inc.	8,573	653,777
Donnelley Financial Solutions, Inc. (3)	262	5,649
East West Bancorp, Inc.	8,808	526,542
Everest Re Group, Ltd.	160	36,542
First American Financial Corp.	2,015	100,690
FNF Group	14,187	673,315
JPMorgan Chase & Co.	15,700	1,499,507
Lazard, Ltd.	3,654	165,234
Legg Mason, Inc.	535	21,031
LPL Financial Holdings, Inc.	1,457	75,137
M&T Bank Corp.	1,520	244,781
Navient Corp.	1,475	22,155
New Residential Investment Corp.	2,720	45,506
PNC Financial Services Group, Inc./The	6,539	881,261
Popular, Inc.	4,468	160,580
Progressive Corp./The	15,511	751,043
Regions Financial Corp.	26,236	399,574
S&P Global, Inc.	5,076	793,430
SunTrust Banks, Inc.	5,965	356,528
Wells Fargo & Co.	13,307	733,881

XL Group, Ltd.	453	17,871

		17,089,146

Healthcare - 9.5%
AbbVie, Inc.	8,924	792,987
Aetna, Inc.	3,463	550,652
Agilent Technologies, Inc.	1,548	99,382
Align Technology, Inc. (3)	330	61,469
Amgen, Inc.	5,271	982,778
Anthem, Inc.	4,354	826,738
AquaBounty Technologies, Inc. (3)	444	3,157
Baxter International, Inc.	12,144	762,036
Biogen, Inc. (3)	1,488	465,923
Bioverativ, Inc. (3)	2,493	142,276
Celgene Corp. (3)	60	8,749
Centene Corp. (3)	4,487	434,207
Charles River Laboratories International, Inc. (3)	366	39,535
CR Bard, Inc.	1,348	432,034
Exelixis, Inc. (3)	2,277	55,172
Gilead Sciences, Inc.	11,267	912,852
HCA Healthcare, Inc. (3)	3,721	296,154
Hill-Rom Holdings, Inc.	704	52,096
Humana, Inc.	3,177	774,013
Incyte Corp. (3)	182	21,247
Johnson & Johnson	10,117	1,315,311
Mettler-Toledo International, Inc. (3)	136	85,158
Pfizer, Inc.	777	27,739
Premier, Inc. (3)	4,995	162,687
Quest Diagnostics, Inc.	885	82,871
Regeneron Pharmaceuticals, Inc. (3)	416	186,002
United Therapeutics Corp. (3)	1,275	149,417
UnitedHealth Group, Inc.	6,664	1,305,144
Vertex Pharmaceuticals, Inc. (3)	4,163	632,943
VWR Corp. (3)	304	10,065
WellCare Health Plans, Inc. (3)	1,398	240,093

		11,910,887

Industrials - 4.7%
3M Co.	178	37,362
Allison Transmission Holdings, Inc.	4,049	151,959
Boeing Co./The	4,540	1,154,113
Cummins, Inc.	4,405	740,172
Delta Air Lines, Inc.	2,841	136,993
General Dynamics Corp.	366	75,242
Huntington Ingalls Industries, Inc.	853	193,153
Ingersoll-Rand PLC	5,269	469,837
JetBlue Airways Corp. (3)	1,091	20,216
LSC Communications, Inc.	390	6,439
ManpowerGroup, Inc.	1,019	120,059
Masco Corp.	196	7,646
Oshkosh Corp.	548	45,232
Owens Corning	3,419	264,460
Pitney Bowes, Inc.	2,692	37,715
Quanta Services, Inc. (3)	3,425	127,992
Regal Beloit Corp.	1,073	84,767
Republic Services, Inc.	846	55,887
Robert Half International, Inc.	2,789	140,398

Ryder System, Inc.	1,228	103,827
Southwest Airlines Co.	13,472	754,163
Spirit AeroSystems Holdings, Inc.	1,880	146,114
Toro Co./The	2,241	139,076
Union Pacific Corp.	861	99,850
United Continental Holdings, Inc. (3)	4,951	301,417
United Technologies Corp.	2,999	348,124
Valmont Industries, Inc.	213	33,675
WABCO Holdings, Inc. (3)	418	61,864

		5,857,752

Information Technology - 19.2%
Accenture PLC	5,282	713,440
Activision Blizzard, Inc.	7,688	495,953
Adobe Systems, Inc. (3)	6,171	920,590
Alphabet, Inc. - Class C (3)	1,732	1,661,179
Alphabet, Inc. - Class A (3)	447	435,253
ANSYS, Inc. (3)	476	58,419
Apple, Inc.	19,418	2,992,702
Applied Materials, Inc.	16,233	845,577
CA, Inc.	372	12,417
Cadence Design Systems, Inc. (3)	11,324	446,958
Cisco Systems, Inc.	10,465	351,938
Cognizant Technology Solutions Corp.	2,742	198,905
Corning, Inc.	18,580	555,914
DST Systems, Inc.	239	13,116
DXC Technology Co.	6,354	545,682
eBay, Inc. (3)	20,234	778,200
Electronic Arts, Inc. (3)	6,612	780,613
Facebook, Inc. (3)	9,840	1,681,361
Genpact, Ltd.	145	4,169
HP, Inc.	38,192	762,312
IAC/InterActiveCorp (3)	1,684	198,005
Intel Corp.	27,842	1,060,223
Intuit, Inc.	5,409	768,835
Jabil, Inc.	3,722	106,263
Lam Research Corp.	4,129	764,030
Mastercard, Inc.	1,391	196,409
Micron Technology, Inc. (3)	17,592	691,893
Microsoft Corp.	29,156	2,171,830
NVIDIA Corp.	3,720	665,024
ON Semiconductor Corp. (3)	3,011	55,613
Oracle Corp.	21,460	1,037,591
Skyworks Solutions, Inc.	3,358	342,180
Synopsys, Inc. (3)	7,792	627,490
Take-Two Interactive Software, Inc. (3)	900	92,007
Teradyne, Inc.	1,974	73,610
Texas Instruments, Inc.	10,787	966,947

		24,072,648

Materials - 1.8%
Cabot Corp.	223	12,443
Chemours Co./The	645	32,643
Crown Holdings, Inc. (3)	1,028	61,392
Domtar Corp.	158	6,856
Eastman Chemical Co.	5,677	513,712
Huntsman Corp.	3,054	83,741
LyondellBasell Industries NV	7,563	749,115
Nucor Corp.	6,547	366,894

Packaging Corp of America	1,944	222,938
Reliance Steel & Aluminum Co.	540	41,132
Steel Dynamics, Inc.	4,683	161,423
Tahoe Resources, Inc. (3)	1,575	8,300

		2,260,589

Real Estate Investment Trust - 0.0%
DDR Corp.	1,457	13,346
Macerich Co./The	3	165
Uniti Group, Inc.	360	5,278

		18,789

Telecommunication Services - 1.8%
AT&T, Inc.	11,125	435,766
Telephone & Data Systems, Inc.	3,382	94,324
T-Mobile US, Inc. (3)	11,063	682,145
Verizon Communications, Inc.	20,193	999,352

		2,211,587

Utilities - 2.3%
CenterPoint Energy, Inc.	22,449	655,735
Exelon Corp.	20,618	776,680
NRG Energy, Inc.	314	8,035
PG&E Corp.	9,892	673,546
PPL Corp.	15,960	605,682
Vectren Corp.	1,899	124,894

		2,844,572

Total Common Stocks	(Cost $ 77,991,765)	86,445,401

Registered Investment Companies - 13.0%

iShares Core MSCI EAFE ETF (7)	136,530	8,761,130
iShares Core MSCI Emerging Markets ETF (7)	24,090	1,301,342
iShares JP Morgan USD Emerging Markets Bond ETF (7)	53,357	6,211,822

Total Registered Investment Companies	(Cost $15,679,812)	16,274,294

Money Market Registered Investment Companies - 15.4%

Meeder Institutional Prime Money Market Fund, 1.12% (4)	19,322,937	19,322,937

Total Money Market Registered Investment Companies	(Cost $19,324,066)	19,322,937

Bank Obligations - 0.8%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (5)	248,369		248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (5)	248,380		248,380
EverBank Money Market Account, 0.61%, 10/2/2017 (5)	58		58
Pacific Mercantile Bank Deposit Account, 1.08%, 10/2/2017 (5)	248,453		248,453
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (5)	248,548		248,548

Total Bank Obligations	(Cost $993,808)		993,808

Total Investments - 98.3%	(Cost $113,989,451)	(2)	123,036,440

Other Assets less Liabilities - 1.7%			2,127,484

Total Net Assets - 100.0%			125,163,924

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	3,518	39,191
Meeder Balanced Fund	1,850	21,830
Meeder Dynamic Growth Fund	1,274	14,129
Meeder Muirfield Fund	1,698	13,075
Meeder Infrastructure Fund	541	12,216

Total Trustee Deferred Compensation	(Cost $82,213)	100,441

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	78	12/15/2017	7,715,760	119,538
Mini MSCI Emerging Markets Index Futures	98	12/15/2017	5,337,570	(43,361)
Standard & Poors 500 Mini Futures	73	12/15/2017	9,183,765	189,329

Total Futures Contracts	249		22,237,095	265,506

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$122,042,632	$265,506
Level 2 - Other Significant Observable Inputs	993,808	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$123,036,440	$265,506

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $114,961,706 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,510,043
Unrealized depreciation	(435,309)
Net unrealized appreciation (depreciation)	$8,074,734

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(5)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 67.5%

Consumer Discretionary - 9.9%
Aaron's, Inc.	3,178	138,656
AMC Networks, Inc. (3)	2,039	119,220
Bed Bath & Beyond, Inc.	2,188	51,352
Big Lots, Inc.	2,632	140,996
Bloomin' Brands, Inc.	7,786	137,034
Caesars Acquisition Co. (3)	1,323	28,378
Citi Trends, Inc.	1,302	25,871
Cooper-Standard Holdings, Inc. (3)	619	71,785
Dana, Inc.	10,098	282,340
Fox Factory Holding Corp. (3)	340	14,654
Francesca's Holdings Corp. (3)	5,402	39,759
GameStop Corp.	5,915	122,204
Grand Canyon Education, Inc. (3)	3,425	311,059
Hooker Furniture Corp.	540	25,785
iRobot Corp. (3)	161	12,407
Kohl's Corp.	4,562	208,255
Lear Corp.	1,414	244,735
Liberty Expedia Holdings, Inc. (3)	3,576	189,921
MCBC Holdings, Inc. (3)	4,211	85,820
Michael Kors Holdings, Ltd. (3)	4,049	193,745
Nutrisystem, Inc.	221	12,354
NVR, Inc. (3)	116	331,180
Ollie's Bargain Outlet Holdings, Inc. (3)	1,911	88,670
Penn National Gaming, Inc. (3)	7,034	164,525
Pinnacle Entertainment, Inc. (3)	5,543	118,121
Ruth's Hospitality Group, Inc.	3,152	66,034
Select Comfort Corp. (3)	5,124	159,100
Steven Madden, Ltd. (3)	4,200	181,860
Taylor Morrison Home Corp. (3)	12,862	283,607
Thor Industries, Inc.	1,630	205,233
TopBuild Corp. (3)	671	43,729
Tower International, Inc.	772	20,998
Townsquare Media, Inc. (3)	802	8,020
tronc, Inc. (3)	672	9,764
Weight Watchers International, Inc. (3)	598	26,043

		4,163,214

Consumer Staples - 2.5%
Boston Beer Co., Inc./The (3)	422	65,916
Dean Foods Co.	16,010	174,189
John B Sanfilippo & Son, Inc.	132	8,885
Medifast, Inc.	1,601	95,051
National Beverage Corp. (3)	761	94,402
Pilgrim's Pride Corp. (3)	5,219	148,272
Sanderson Farms, Inc.	1,827	295,097
Sprouts Farmers Market, Inc. (3)	7,503	140,831
Village Super Market, Inc.	1,290	31,915

		1,054,558

Energy - 2.7%
Arch Coal, Inc.	1,858	133,293
Archrock, Inc.	1,519	19,063
Delek US Holdings, Inc.	191	5,105
Era Group, Inc. (3)	1,306	14,614
Exterran Corp. (3)	8,002	252,943
HollyFrontier Corp.	1,423	51,185

McDermott International, Inc. (3)	11,310	82,224
Midstates Petroleum Co., Inc. (3)	2,995	46,542
Natural Gas Services Group, Inc. (3)	590	16,756
Par Pacific Holdings, Inc. (3)	3,882	80,746
REX American Resources Corp. (3)	376	35,280
RigNet, Inc. (3)	1,015	17,458
RPC, Inc.	5,811	144,055
Unit Corp. (3)	2,766	56,924
World Fuel Services Corp.	5,134	174,094

		1,130,282

Financials - 14.3%
AG Mortgage Investment Trust, Inc.	14,354	276,171
AGNC Investment Corp.	14,926	323,596
ARMOUR Residential REIT, Inc.	10,798	290,466
Assured Guaranty, Ltd.	7,143	269,648
Banco Latinoamericano de Comercio Exterior SA	391	11,511
BGC Partners, Inc.	6,891	99,713
Cherry Hill Mortgage Investment Corp.	15,192	274,975
Chimera Investment Corp.	15,227	288,095
East West Bancorp, Inc.	5,750	343,735
Essent Group, Ltd. (3)	7,472	302,616
Evercore, Inc.	3,731	299,413
Everest Re Group, Ltd.	1,162	265,389
Fidelity Southern Corp.	2,625	62,055
First American Financial Corp.	6,208	310,214
Genworth Financial, Inc. (3)	3,094	11,912
Green Dot Corp. (3)	5,905	292,770
HCI Group, Inc.	2,050	78,413
Health Insurance Innovations, Inc. (3)	231	3,350
Invesco Mortgage Capital, Inc.	16,921	289,857
Lazard, Ltd.	1,901	85,963
LendingTree, Inc. (3)	581	142,025
LPL Financial Holdings, Inc.	2,163	111,546
MainSource Financial Group, Inc.	3,094	110,951
MGIC Investment Corp. (3)	25,149	315,117
Midland States Bancorp, Inc.	1,881	59,590
Moelis & Co.	4,218	181,585
New Residential Investment Corp.	14,386	240,678
Popular, Inc.	7,673	275,768
Stewart Information Services Corp.	5,428	204,961
Walker & Dunlop, Inc. (3)	2,991	156,519
World Acceptance Corp. (3)	38	3,150

		5,981,752

Healthcare - 8.5%
Acorda Therapeutics, Inc. (3)	212	5,014
Akorn, Inc. (3)	555	18,420
AMAG Pharmaceuticals, Inc. (3)	229	4,225
Anthera Pharmaceuticals, Inc. (3)	1	1
Avexis, Inc. (3)	104	10,060
Bio-Rad Laboratories, Inc. (3)	402	89,332
BioTelemetry, Inc. (3)	1,421	46,893
Bioverativ, Inc. (3)	2,197	125,383
Catalent, Inc. (3)	6,816	272,095
Charles River Laboratories International, Inc. (3)	211	22,792
Cooper Cos., Inc./The	40	9,484
Corcept Therapeutics, Inc. (3)	886	17,100
Cutera, Inc. (3)	22	910
Dyax Corp. Contingent Value Rights (3)(7)	7,373	0
Eagle Pharmaceuticals, Inc./DE (3)	722	43,060
Emergent BioSolutions, Inc. (3)	3,837	155,207
Enanta Pharmaceuticals, Inc. (3)	803	37,580
Enzo Biochem, Inc. (3)	243	2,544
Esperion Therapeutics, Inc. (3)	257	12,881
Exact Sciences Corp. (3)	1,640	77,277
Exelixis, Inc. (3)	6,182	149,790

FibroGen, Inc. (3)	372	20,014
Genomic Health, Inc. (3)	420	13,478
Hill-Rom Holdings, Inc.	3,928	290,672
Integer Holdings Corp. (3)	2,034	104,039
Kite Pharma, Inc. (3)	301	54,123
Loxo Oncology, Inc. (3)	42	3,869
Masimo Corp. (3)	3,021	261,498
Merit Medical Systems, Inc. (3)	410	17,364
MiMedx Group, Inc. (3)	1,316	15,634
Momenta Pharmaceuticals, Inc. (3)	67	1,240
MyoKardia, Inc. (3)	180	7,713
Myriad Genetics, Inc. (3)	2,775	100,400
OraSure Technologies, Inc. (3)	2,797	62,933
Orthofix International NV (3)	181	8,552
PAREXEL International Corp. (3)	310	27,305
Phibro Animal Health Corp.	951	35,235
Portola Pharmaceuticals, Inc. (3)	585	31,608
PRA Health Sciences, Inc. (3)	1,380	105,115
Premier, Inc. (3)	8,901	289,906
Quality Systems, Inc. (3)	4,881	76,778
Repligen Corp. (3)	1,500	57,480
Spectrum Pharmaceuticals, Inc. (3)	392	5,515
Supernus Pharmaceuticals, Inc. (3)	2,105	84,200
Titan Pharmaceuticals, Inc. (3)	1,153	2,018
Triple-S Management Corp. (3)	1,368	32,394
United Therapeutics Corp. (3)	1,462	171,332
Vanda Pharmaceuticals, Inc. (3)	1,276	22,840
Veeva Systems, Inc. (3)	3,673	207,194
VWR Corp. (3)	528	17,482
WellCare Health Plans, Inc. (3)	1,829	314,112

		3,542,091

Industrials - 12.3%
Allison Transmission Holdings, Inc.	8,411	315,665
Argan, Inc.	395	26,564
Brink's Co./The	1,255	105,734
Builders FirstSource, Inc. (3)	27	486
BWX Technologies, Inc.	5,542	310,463
Commercial Vehicle Group, Inc. (3)	144	1,058
Donaldson Co., Inc.	1,480	67,991
EMCOR Group, Inc.	1,528	106,013
Forward Air Corp.	2,597	148,626
FreightCar America, Inc.	730	14,279
Graco, Inc.	510	63,082
Greenbrier Cos., Inc./The	1,699	81,807
HEICO Corp.	61	4,648
Hubbell, Inc.	9	1,044
Huntington Ingalls Industries, Inc.	1,538	348,265
Hyster-Yale Materials Handling, Inc.	45	3,440
JetBlue Airways Corp. (3)	14,600	270,538
Kadant, Inc.	252	24,835
Kelly Services, Inc.	1,714	43,004
Landstar System, Inc.	1,378	137,318
Lincoln Electric Holdings, Inc.	1,049	96,172
LSC Communications, Inc.	2,946	48,638
ManpowerGroup, Inc.	875	103,093
Meritor, Inc. (3)	7,481	194,581
Neff Corp. (3)	50	1,250
Old Dominion Freight Line, Inc.	2,025	222,973
Owens Corning	4,331	335,003
Primoris Services Corp.	4,076	119,916
Quanta Services, Inc. (3)	3,373	126,049
Regal Beloit Corp.	3,310	261,490
Robert Half International, Inc.	1,478	74,403
RPX Corp. (3)	10,191	135,336
Rush Enterprises, Inc. - Class A (3)	1,693	78,369
Saia, Inc. (3)	1,619	101,430
Schneider National, Inc.	4,797	121,364

Spirit AeroSystems Holdings, Inc.	4,004	311,191
Toro Co./The	5,017	311,355
TriNet Group, Inc. (3)	1,428	48,009
TrueBlue, Inc. (3)	1,998	44,855
Vectrus, Inc. (3)	1,244	38,365
Wabash National Corp.	6,552	149,517
WABCO Holdings, Inc. (3)	1,117	165,316

		5,163,535

Information Technology - 10.0%
Advanced Energy Industries, Inc. (3)	2,125	171,615
Amkor Technology, Inc. (3)	9,961	105,089
ANSYS, Inc. (3)	2,638	323,762
Appfolio, Inc. (3)	606	29,058
Applied Optoelectronics, Inc. (3)	358	23,152
Arista Networks, Inc. (3)	510	96,701
ARRIS International PLC (3)	5,620	160,114
Arrow Electronics, Inc. (3)	3,924	315,529
Aspen Technology, Inc. (3)	4,727	296,903
Benchmark Electronics, Inc. (3)	1,584	54,094
Brooks Automation, Inc.	2,397	72,773
Cadence Design Systems, Inc. (3)	8,875	350,296
CDW Corp./DE	305	20,130
Cirrus Logic, Inc. (3)	3,103	165,452
Cognex Corp.	68	7,499
CommerceHub, Inc. (3)	261	5,572
Comtech Telecommunications Corp.	607	12,462
Control4 Corp. (3)	1,351	39,800
ePlus, Inc. (3)	278	25,701
Everi Holdings, Inc. (3)	611	4,637
IAC/InterActiveCorp (3)	2,715	319,230
IPG Photonics Corp. (3)	294	54,408
Jabil, Inc.	9,920	283,216
KEMET Corp. (3)	593	12,530
NCR Corp. (3)	2,686	100,779
Novanta, Inc. (3)	390	17,004
Pegasystems, Inc.	1,402	80,825
RealPage, Inc. (3)	1,727	68,907
RingCentral, Inc. (3)	1,965	82,039
Sanmina Corp. (3)	5,778	214,653
Stamps.com, Inc. (3)	209	42,354
Take-Two Interactive Software, Inc. (3)	1,616	165,204
Tech Data Corp. (3)	2,693	239,273
Teradyne, Inc.	4,798	178,917
Travelport Worldwide, Ltd.	2,061	32,358
Ultra Clean Holdings, Inc. (3)	294	9,002
Xcerra Corp. (3)	329	3,241

		4,184,279

Materials - 4.2%
Chemours Co./The	3,443	174,250
Huntsman Corp.	7,840	214,973
Kaiser Aluminum Corp.	1,885	194,419
KMG Chemicals, Inc.	1,114	61,136
Kronos Worldwide, Inc.	1,475	33,674
Louisiana-Pacific Corp. (3)	10,706	289,918
Reliance Steel & Aluminum Co.	3,077	234,375
Schnitzer Steel Industries, Inc.	1,060	29,839
Steel Dynamics, Inc.	8,237	283,929
SunCoke Energy, Inc. (3)	237	2,166
Trinseo SA	3,786	254,041

		1,772,720

Real Estate Investment Trust - 1.0%
CBL & Associates Properties, Inc.	939	7,878
Duke Realty Corp.	359	10,346

Global Net Lease, Inc.	239	5,232
Kite Realty Group Trust	2,604	52,731
Lexington Realty Trust	21,948	224,309
Washington Prime Group, Inc.	1,437	11,970
Xenia Hotels & Resorts, Inc.	5,661	119,164

		431,630

Telecommunication Services - 0.6%
Straight Path Communications, Inc. (3)	142	25,655
Telephone & Data Systems, Inc.	7,544	210,402

		236,057
Utilities - 1.5%
American States Water Co.	2,583	127,213
NRG Energy, Inc.	7,050	180,410
UGI Corp.	7,000	328,017

		635,640

Total Common Stocks	(Cost $ 26,282,624)	28,295,758

Registered Investment Companies - 11.3%

iShares Core MSCI EAFE ETF (8)	36,743	2,357,798
iShares Core MSCI Emerging Markets ETF (8)	5,206	281,228
iShares JP Morgan USD Emerging Markets Bond ETF (8)	17,878	2,081,357

Total Registered Investment Companies	(Cost $4,572,812)	4,720,383

Money Market Registered Investment Companies - 18.0%

Meeder Institutional Prime Money Market Fund, 1.12% (4)	7,529,482	7,529,482

Total Money Market Registered Investment Companies	(Cost $7,529,980)	7,529,482

Bank Obligations - 1.2%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (5)	248,369		248,369
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (5)	248,547		248,547

Total Bank Obligations	(Cost $496,916)		496,916

Total Investments - 98.0%	(Cost $38,882,332)	(2)	41,042,539

Other Assets less Liabilities - 2.0%			856,285

Total Net Assets - 100.0%			41,898,824

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	1,954	21,768
Meeder Balanced Fund	1,046	12,343
Meeder Dynamic Growth Fund	703	7,796
Meeder Muirfield Fund	947	7,292
Meeder Infrastructure Fund	301	6,797

Total Trustee Deferred Compensation	(Cost $46,864)	55,996

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	33	12/15/2017	3,264,360	50,574
Mini MSCI Emerging Markets Index Futures	36	12/15/2017	1,960,740	(15,929)
Russell 2000 Mini Index Futures	16	12/15/2017	1,194,320	74,254
E-mini Standard & Poors MidCap 400 Futures	13	12/15/2017	2,334,410	107,412

Total Futures Contracts	98		8,753,830	216,311

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$40,545,623	$216,311
Level 2 - Other Significant Observable Inputs	496,916	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,042,539	$216,311

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $38,920,390 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,750,459
Unrealized depreciation	(628,310)
Net unrealized appreciation (depreciation)	$2,122,149

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(5)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Fair valued security deemed as Level 3 security.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 45.6%

Consumer Discretionary - 5.4%
Amazon.com, Inc. (3)	1,178	1,132,470
AMC Networks, Inc. (3)	672	39,292
Bed Bath & Beyond, Inc.	7,898	185,366
Best Buy Co., Inc.	3,769	214,682
Brunswick Corp./DE	3,086	172,723
Burlington Stores, Inc. (3)	608	58,040
Carnival Corp.	10,319	666,298
Charter Communications, Inc. (3)	1,272	462,270
Coach, Inc.	1,584	63,804
Comcast Corp.	27,788	1,069,282
Delphi Automotive PLC	5,516	542,774
Discovery Communications, Inc. (3)	3,614	73,220
Extended Stay America, Inc.	5,150	103,000
Foot Locker, Inc.	942	33,177
GameStop Corp.	6,297	130,096
General Motors Co.	24,010	969,524
H&R Block, Inc.	4,910	130,017
Home Depot, Inc./The	8,448	1,381,755
Lear Corp.	1,842	318,813
Liberty Expedia Holdings, Inc. (3)	1,906	101,228
Liberty Media Corp-Liberty SiriusXM (3)	651	27,257
LKQ Corp. (3)	4,033	145,148
Lowe's Cos., Inc.	2,222	177,627
McDonald's Corp.	5,034	788,727
Michael Kors Holdings, Ltd. (3)	4,646	222,311
Michaels Cos., Inc./The (3)	6,511	139,791
NVR, Inc. (3)	62	177,010
PulteGroup, Inc.	6,745	184,341
PVH Corp.	1,816	228,925
Royal Caribbean Cruises, Ltd.	3,409	404,103
Scripps Networks Interactive, Inc.	2,588	222,283
Skechers U.S.A., Inc. (3)	3,549	89,044
Target Corp.	7,918	467,241
Thor Industries, Inc.	902	113,571
TJX Cos., Inc./The	1,332	98,208
Visteon Corp. (3)	68	8,416
Walt Disney Co./The	5,682	560,075

		11,901,909

Consumer Staples - 2.4%
Archer-Daniels-Midland Co.	9,908	421,189
Bunge, Ltd.	4,006	278,257
CVS Health Corp.	4,018	326,744
Kimberly-Clark Corp.	5,054	594,755
Kroger Co./The	15,766	316,266
Nu Skin Enterprises, Inc.	1,282	78,817
PepsiCo, Inc.	12,634	1,407,807
Pilgrim's Pride Corp. (3)	4,893	139,010
Procter & Gamble Co./The	979	89,069
Sprouts Farmers Market, Inc. (3)	4,247	79,716
Tyson Foods, Inc.	4,304	303,217
Wal-Mart Stores, Inc.	15,397	1,203,122

		5,237,969

Energy - 3.5%
Andeavor	3,558	367,008
Cabot Oil & Gas Corp.	8,346	223,256
Chevron Corp.	11,662	1,370,285
Cimarex Energy Co.	524	59,563
Devon Energy Corp.	1,896	69,602
Exxon Mobil Corp.	22,580	1,851,108
Halliburton Co.	5,210	239,816
HollyFrontier Corp.	3,666	131,866
Marathon Petroleum Corp.	8,736	489,915
Newfield Exploration Co. (3)	327	9,702
Oceaneering International, Inc.	1,162	30,526
ONEOK, Inc.	7,489	414,965
PBF Energy, Inc.	32	884
Phillips 66	9,221	844,736
Rice Energy, Inc. (3)	3,406	98,570
Rowan Cos. Plc (3)	1,575	20,239
RPC, Inc.	5,531	137,113
Schlumberger, Ltd.	5,722	399,167
Valero Energy Corp.	7,690	591,592
Williams Cos., Inc./The	6,650	199,567
World Fuel Services Corp.	4,304	145,949

		7,695,429

Financials - 7.8%
AGNC Investment Corp.	21,300	461,784
Allstate Corp./The	9,716	892,998
American Express Co.	5,071	458,723
Ameriprise Financial, Inc.	2,097	311,425
Annaly Capital Management, Inc.	64,331	784,195
Assured Guaranty, Ltd.	1,284	48,471
Bank of America Corp.	45,149	1,144,076
Bank of New York Mellon Corp./The	18,427	977,000
BB&T Corp.	19,659	922,793
Berkshire Hathaway, Inc. (3)	12,123	2,222,388
BGC Partners, Inc.	15,699	227,165
Chimera Investment Corp.	3,290	62,247
Citigroup, Inc.	15,228	1,107,685
CNA Financial Corp.	6,297	316,424
Comerica, Inc.	2,637	201,098
East West Bancorp, Inc.	3,801	227,224
First American Financial Corp.	3,780	188,887
FNF Group	16,618	788,690
Hanover Insurance Group, Inc./The	315	30,533
JPMorgan Chase & Co.	16,569	1,582,505
Lazard, Ltd.	6,823	308,536
LPL Financial Holdings, Inc.	2,283	117,734
M&T Bank Corp.	195	31,403
PNC Financial Services Group, Inc./The	6,408	863,606
Popular, Inc.	3,658	131,469
Progressive Corp./The	17,963	869,768
Regions Financial Corp.	28,118	428,237
S&P Global, Inc.	5,923	925,824
Wells Fargo & Co.	10,282	567,052

		17,199,940

Healthcare - 6.7%
AbbVie, Inc.	9,065	805,516
Aetna, Inc.	3,624	576,252
Agilent Technologies, Inc.	5,758	369,664
Alexion Pharmaceuticals, Inc. (3)	605	84,875
Align Technology, Inc. (3)	399	74,322
Allergan PLC	1,186	243,071
Alnylam Pharmaceuticals, Inc. (3)	29	3,407
Amgen, Inc.	5,430	1,012,424
Anthem, Inc.	3,272	621,287

Baxter International, Inc.	14,088	884,022
Biogen, Inc. (3)	1,719	538,253
Bioverativ, Inc. (3)	2,757	157,342
Bristol-Myers Squibb Co.	1,453	92,614
Celgene Corp. (3)	2,192	319,637
Centene Corp. (3)	3,138	303,664
Charles River Laboratories International, Inc. (3)	1,432	154,685
Cooper Cos., Inc./The	285	67,576
CR Bard, Inc.	1,805	578,503
Exelixis, Inc. (3)	1,887	45,722
Gilead Sciences, Inc.	9,636	780,709
HCA Healthcare, Inc. (3)	4,764	379,167
Hill-Rom Holdings, Inc.	1,463	108,262
Humana, Inc.	3,190	777,180
Incyte Corp. (3)	589	68,760
Intuitive Surgical, Inc. (3)	321	335,727
Johnson & Johnson	12,430	1,616,024
McKesson Corp.	353	54,224
Medtronic PLC	8,219	639,192
Merck & Co., Inc.	3,445	220,583
Mettler-Toledo International, Inc. (3)	411	257,352
Pfizer, Inc.	7,644	272,891
Premier, Inc. (3)	9,580	312,021
Quest Diagnostics, Inc.	386	36,145
Regeneron Pharmaceuticals, Inc. (3)	608	271,849
United Therapeutics Corp. (3)	1,210	141,800
UnitedHealth Group, Inc.	5,925	1,160,411
Vertex Pharmaceuticals, Inc. (3)	1,991	302,712
VWR Corp. (3)	356	11,787
WellCare Health Plans, Inc. (3)	850	145,979

		14,825,611

Industrials - 3.9%
3M Co.	1,864	391,254
Allison Transmission Holdings, Inc.	6,451	242,106
Boeing Co./The	4,138	1,051,921
Copa Holdings SA	169	21,046
Cummins, Inc.	4,985	837,630
Delta Air Lines, Inc.	8,306	400,515
Donaldson Co., Inc.	276	12,679
Eaton Corp. PLC	226	17,355
Fortive Corp.	1,179	83,461
General Dynamics Corp.	1,034	212,570
Graco, Inc.	55	6,803
Honeywell International, Inc.	973	137,913
Huntington Ingalls Industries, Inc.	1,455	329,470
Ingersoll-Rand PLC	7,921	706,316
JB Hunt Transport Services, Inc.	462	51,319
JetBlue Airways Corp. (3)	5,236	97,023
Kansas City Southern	408	44,341
ManpowerGroup, Inc.	330	38,881
Masco Corp.	14,816	577,972
Norfolk Southern Corp.	883	116,768
Oshkosh Corp.	1,015	83,778
Owens Corning	3,916	302,903
Pitney Bowes, Inc.	2,201	30,836
Quanta Services, Inc. (3)	5,372	200,752
Regal Beloit Corp.	2,677	211,483
Robert Half International, Inc.	3,505	176,442
Ryder System, Inc.	1,562	132,067
Southwest Airlines Co.	5,043	282,307
Spirit AeroSystems Holdings, Inc.	1,963	152,564
Toro Co./The	2,499	155,088
Union Pacific Corp.	4,942	573,124
United Continental Holdings, Inc. (3)	2,897	176,369
United Technologies Corp.	4,477	519,690
WABCO Holdings, Inc. (3)	1,577	233,396

		8,608,142

Information Technology - 11.0%
Accenture PLC	6,620	894,163
Activision Blizzard, Inc.	6,974	449,893
Adobe Systems, Inc. (3)	6,700	999,506
Alphabet, Inc. - Class C (3)	1,772	1,699,543
Alphabet, Inc. - Class A (3)	689	670,893
ANSYS, Inc. (3)	253	31,051
Apple, Inc.	22,465	3,462,306
Applied Materials, Inc.	10,902	567,885
ARRIS International PLC (3)	835	23,789
CA, Inc.	2,375	79,278
Cadence Design Systems, Inc. (3)	11,556	456,115
Cisco Systems, Inc.	19,831	666,917
Cognizant Technology Solutions Corp.	4,556	330,492
Corning, Inc.	4,145	124,018
CSRA, Inc.	962	31,044
DXC Technology Co.	5,803	498,362
eBay, Inc. (3)	15,494	595,899
Electronic Arts, Inc. (3)	5,683	670,935
Facebook, Inc. (3)	11,563	1,975,770
Genpact, Ltd.	819	23,546
HP, Inc.	32,275	644,209
IAC/InterActiveCorp (3)	1,106	130,043
Intel Corp.	29,451	1,121,494
International Business Machines Corp.	3,556	515,904
Intuit, Inc.	6,211	882,832
Jabil, Inc.	6,174	176,268
Lam Research Corp.	1,272	235,371
Marvell Technology Group, Ltd.	658	11,778
Mastercard, Inc.	3,730	526,676
Micron Technology, Inc. (3)	6,415	252,302
Microsoft Corp.	34,551	2,573,704
NVIDIA Corp.	2,108	376,847
ON Semiconductor Corp. (3)	4,849	89,561
Oracle Corp.	21,377	1,033,578
Red Hat, Inc. (3)	198	21,950
Skyworks Solutions, Inc.	1,960	199,724
Synopsys, Inc. (3)	7,436	598,821
Take-Two Interactive Software, Inc. (3)	684	69,925
Teradyne, Inc.	2,173	81,031
Texas Instruments, Inc.	7,823	701,254

		24,494,677

Materials - 1.3%
Avery Dennison Corp.	996	97,947
Crown Holdings, Inc. (3)	3,211	191,761
DowDuPont, Inc.	1,668	115,476
Eastman Chemical Co.	7,099	642,389
Freeport-McMoRan, Inc. (3)	8,635	121,235
Huntsman Corp.	4,374	119,935
LyondellBasell Industries NV	8,871	878,673
Nucor Corp.	4,036	226,177
Packaging Corp of America	2,075	237,961
Steel Dynamics, Inc.	4,848	167,111

		2,798,665

Real Estate Investment Trust - 0.5%
American Tower Corp.	77	10,524
Brixmor Property Group, Inc.	1,960	36,848
DDR Corp.	7,003	64,147
Macerich Co./The	929	51,067
Prologis, Inc.	160	10,154
Simon Property Group, Inc.	3,882	625,041
Spirit Realty Capital, Inc.	9,990	85,614
Uniti Group, Inc.	1,118	16,390
VEREIT, Inc.	12,318	102,116

		1,001,901

Telecommunication Services - 1.1%
AT&T, Inc.	13,079	512,304
Telephone & Data Systems, Inc.	4,259	118,784
T-Mobile US, Inc. (3)	8,991	554,385
Verizon Communications, Inc.	25,553	1,264,618

		2,450,091
Utilities - 2.0%
AES Corp./VA	22,441	247,300
American Electric Power Co., Inc.	829	58,229
CenterPoint Energy, Inc.	27,588	805,845
Exelon Corp.	23,244	875,601
PG&E Corp.	12,776	869,918
PPL Corp.	22,169	841,314
Vectren Corp.	6,161	405,209
Xcel Energy, Inc.	6,357	300,810

		4,404,226

Total Common Stocks	(Cost $ 92,814,605)	100,618,560

Registered Investment Companies - 33.1%

Baird Core Plus Bond Fund - Class I	365,368	4,110,389
DoubleLine Total Return Bond Fund - Class I	236,033	2,533,007
Frost Total Return Bond Fund - Class I	307,824	3,232,153
Guggenheim Floating Rate Strategies Fund - Class I	24,098	627,037
Guggenheim Total Return Bond Fund - Class I	126,346	3,420,191
iShares 3-7 Year Treasury Bond ETF (7)	51,679	6,382,873
iShares 7-10 Year Treasury Bond ETF (7)	60,177	6,410,054
iShares Core U.S. Aggregate Bond ETF (7)	64,808	7,102,309
iShares iBoxx $ High Yield Corporate Bond ETF (7)	17,477	1,551,259
iShares JP Morgan USD Emerging Markets Bond ETF (7)	56,852	6,618,710
iShares Russell 2000 Growth ETF (7)	44,683	7,996,470
JPMorgan Core Plus Bond Fund - Class L	507,352	4,205,949
Lord Abbett Floating Rate Fund - Class I	75,285	690,367
Lord Abbett High Yield Fund - Class I	240,006	1,862,450
Metropolitan West Total Return Bond Fund - Class I	278,629	2,975,759
PIMCO Investment Grade Corporate Bond Fund - Class I	139,169	1,479,368
Pioneer Bond Fund - Class Y	290,708	2,805,333
Prudential Total Return Bond Fund - Class Z	320,901	4,662,698
SPDR Bloomberg Barclays High Yield Bond ETF (7)	39,432	1,471,602
TCW Emerging Markets Income Fund - Class I	349,057	3,004,330

Total Registered Investment Companies	(Cost $71,442,655)	73,142,308

Options Purchased - 0.0%

Standard & Poors 500 Emini Futures, Put @ $2,470, Expiring December 2017 (3)	12	17,340

Total Options Purchased	(Cost $39,481)	17,340

Money Market Registered Investment Companies - 19.7%

Meeder Institutional Prime Money Market Fund, 1.12% (4)	43,449,861	43,449,861

Total Money Market Registered Investment Companies	(Cost $43,451,768)	43,449,861

Bank Obligations - 0.5%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (5)	248,369		248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (5)	248,380		248,380
EverBank Money Market Account, 0.61%, 10/2/2017 (5)	58		58
Pacific Mercantile Bank Deposit Account, 1.08%, 10/2/2017 (5)	248,453		248,453
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (5)	248,548		248,548

Total Bank Obligations	(Cost $993,808)		993,808

Total Investments - 98.9%	(Cost $208,742,317)	(2)	218,221,877

Other Assets less Liabilities - 1.1%			2,444,681

Total Net Assets - 100.0%			220,666,558

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	3,679	40,984
Meeder Balanced Fund	2,000	23,600
Meeder Dynamic Growth Fund	1,331	14,761
Meeder Muirfield Fund	1,810	13,937
Meeder Infrastructure Fund	576	13,006

Total Trustee Deferred Compensation	(Cost $90,132)	106,288

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	66	12/15/2017	6,528,720	101,148
Mini MSCI Emerging Markets Index Futures	89	12/15/2017	4,847,385	(39,379)
Standard & Poors 500 Mini Futures	252	12/15/2017	31,702,860	445,622

Total Futures Contracts	407		43,078,965	507,391

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$217,228,069	$507,391
Level 2 - Other Significant Observable Inputs	993,808	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$218,221,877	$507,391

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $210,218,569 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,907,215
Unrealized depreciation	(903,907)
Net unrealized appreciation (depreciation)	$8,003,308

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(5)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Global Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 43.8%

Consumer Discretionary - 1.1%
Best Buy Co., Inc.	4,118	234,561
Lear Corp.	2,574	445,508
Michael Kors Holdings, Ltd. (3)	2,798	133,884

		813,953

Consumer Staples - 1.5%
Bunge, Ltd.	2,356	163,648
Wal-Mart Stores, Inc.	12,409	969,639

		1,133,287

Energy - 2.5%
Andeavor	4,087	421,574
Marathon Petroleum Corp.	11,366	637,405
Valero Energy Corp.	11,609	893,080

		1,952,059

Financials - 7.2%
Assured Guaranty, Ltd.	5,234	197,584
Bank of America Corp.	22,015	557,860
Bank of New York Mellon Corp./The	3,101	164,415
BB&T Corp.	3,111	146,030
Berkshire Hathaway, Inc. (3)	7,120	1,305,238
Citigroup, Inc.	15,200	1,105,648
Comerica, Inc.	2,159	164,645
Essent Group, Ltd. (3)	10,424	422,172
MGIC Investment Corp. (3)	36,928	462,708
PNC Financial Services Group, Inc./The	6,924	933,147
SunTrust Banks, Inc.	1,673	99,995

		5,559,442

Healthcare - 5.3%
AbbVie, Inc.	3,403	302,391
Align Technology, Inc. (3)	1,144	213,093
Amgen, Inc.	4,006	746,919
Biogen, Inc. (3)	896	280,556
Celgene Corp. (3)	1,853	270,204
Centene Corp. (3)	3,460	334,824
Gilead Sciences, Inc.	10,863	880,120
Humana, Inc.	3,673	894,853
Vertex Pharmaceuticals, Inc. (3)	245	37,250
WellCare Health Plans, Inc. (3)	826	141,857

		4,102,067

Industrials - 4.3%
Allison Transmission Holdings, Inc.	802	30,099
Boeing Co./The	4,054	1,030,567
CSX Corp.	14,625	793,553
Cummins, Inc.	1,111	186,681
Owens Corning	2,120	163,982
Spirit AeroSystems Holdings, Inc.	1,862	144,715
Toro Co./The	6,975	432,869
United Continental Holdings, Inc. (3)	8,831	537,631

		3,320,097

Information Technology - 10.0%
Amkor Technology, Inc. (3)	11,123	117,348
Apple, Inc.	12,093	1,863,773
Applied Materials, Inc.	10,244	533,610
Aspen Technology, Inc. (3)	6,172	387,663
Cadence Design Systems, Inc. (3)	4,995	197,153
DXC Technology Co.	1	86
Electronic Arts, Inc. (3)	4,934	582,508
HP, Inc.	21,657	432,274
IAC/InterActiveCorp (3)	1,230	144,623
Intel Corp.	6,591	250,985
Intuit, Inc.	6,057	860,942
NVIDIA Corp.	3,903	697,739
Sanmina Corp. (3)	1,224	45,472
Synopsys, Inc. (3)	9,349	752,875
Texas Instruments, Inc.	5,641	505,659
Western Digital Corp.	4,966	429,062

		7,801,772

Materials - 4.2%
Chemours Co./The	4,572	231,389
Kronos Worldwide, Inc.	1,474	33,651
Louisiana-Pacific Corp. (3)	28,998	785,266
LyondellBasell Industries NV	8,837	875,305
Steel Dynamics, Inc.	16,799	579,062
Trinseo SA	11,414	765,879

		3,270,552

Real Estate Investment Trust - 6.6%
American Homes 4 Rent	989	21,471
CoreCivic, Inc.	3,027	81,033
DCT Industrial Trust, Inc.	2,237	129,567
Duke Realty Corp.	21,799	628,247
Gaming and Leisure Properties, Inc.	19,282	711,313
Global Net Lease, Inc.	4,093	89,596
Kite Realty Group Trust	1,835	37,159
Lamar Advertising Co.	12,553	860,257
Lexington Realty Trust	2,145	21,922
Liberty Property Trust	14,476	594,385
Outfront Media, Inc.	3,566	89,792
Prologis, Inc.	14,001	888,503
Simon Property Group, Inc.	5,539	891,834
Xenia Hotels & Resorts, Inc.	1,814	38,187

		5,083,266

Utilities - 1.1%
UGI Corp.	17,600	824,736

		824,736

Total Common Stocks	(Cost $ 31,246,633)	33,861,231

Registered Investment Companies - 35.7%

Goldman Sachs Emerging Markets Equity Insights Fund - Class I	168,653	1,813,019
iShares Core MSCI EAFE ETF (7)	262,460	16,842,058
iShares Core MSCI Emerging Markets ETF (7)	165,952	8,964,727

Total Registered Investment Companies	(Cost $23,389,878)	27,619,804

Money Market Registered Investment Companies - 17.1%

Meeder Institutional Prime Money Market Fund, 1.12% (4)	13,253,506	13,253,506

Total Money Market Registered Investment Companies	(Cost $13,254,593)	13,253,506

Bank Obligations - 1.3%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (5)	248,369		248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (5)	248,380		248,380
EverBank Money Market Account, 0.61%, 10/2/2017 (5)	58		58
Pacific Mercantile Bank Deposit Account, 1.08%, 10/2/2017 (5)	248,453		248,453
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (5)	248,548		248,548

Total Bank Obligations	(Cost $993,808)		993,808

Total Investments - 97.9%	(Cost $68,884,912)	(2)	75,728,349

Other Assets less Liabilities - 2.1%			1,591,619

Total Net Assets - 100.0%			77,319,968

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	2,813	31,337
Meeder Balanced Fund	1,512	17,842
Meeder Dynamic Growth Fund	1,015	11,256
Meeder Muirfield Fund	1,374	10,580
Meeder Infrastructure Fund	433	9,777

Total Trustee Deferred Compensation	(Cost $67,898)	80,792

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	104	12/15/2017	10,287,680	159,384
Russell 2000 Mini Index Futures	11	12/15/2017	821,095	51,050
Standard & Poors 500 Mini Futures	26	12/15/2017	3,270,930	66,623
E-mini Standard & Poors MidCap 400 Futures	8	12/15/2017	1,436,560	66,100

Total Futures Contracts	149		15,816,265	343,157

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$74,734,541	$343,157
Level 2 - Other Significant Observable Inputs	993,808	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$75,728,349	$343,157

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $69,061,684 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,934,628
Unrealized depreciation	(267,963)
Net unrealized appreciation (depreciation)	$6,666,665

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(5)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Global Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 95.7%

Consumer Discretionary - 9.4%
1-800-Flowers.com, Inc. (3)	766	7,545
Aaron's, Inc. (6)	244	10,646
Amazon.com, Inc. (3)(6)	948	911,360
AMC Networks, Inc. (3)	1,070	62,563
American Axle & Manufacturing Holdings, Inc. (3)	1,410	24,788
American Eagle Outfitters, Inc.	1,249	17,861
American Outdoor Brands Corp. (3)	847	12,917
American Public Education, Inc. (3)	85	1,789
Ascena Retail Group, Inc. (3)	1,091	2,673
Ascent Capital Group, Inc. (3)	707	9,219
Barnes & Noble, Inc.	1,162	8,831
Bassett Furniture Industries, Inc.	328	12,366
Beazer Homes USA, Inc. (3)	300	5,622
Bed Bath & Beyond, Inc.	2,881	67,617
Best Buy Co., Inc. (6)	3,901	222,201
Big 5 Sporting Goods Corp.	381	2,915
Big Lots, Inc.	838	44,892
BJ's Restaurants, Inc. (3)	716	21,802
Bloomin' Brands, Inc.	2,822	49,667
Bojangles', Inc. (3)	161	2,174
Bridgepoint Education, Inc. (3)	524	5,030
Brinker International, Inc.	2,824	89,973
Brunswick Corp./DE	236	13,209
Buckle, Inc./The	1,018	17,153
Buffalo Wild Wings, Inc. (3)	274	28,962
Burlington Stores, Inc. (3)	787	75,127
Cable One, Inc.	35	25,274
Caesars Entertainment Corp. (3)	1,319	17,609
Callaway Golf Co.	747	10,779
Cambium Learning Group, Inc. (3)	2,015	13,359
Camping World Holdings, Inc.	149	6,070
Capella Education Co.	152	10,663
Carnival Corp.	8,091	522,436
Carrols Restaurant Group, Inc. (3)	157	1,711
Carter's, Inc.	304	30,020
Cato Corp./The	952	12,595
Cavco Industries, Inc. (3)	23	3,394
Central European Media Enterprises, Ltd. (3)	600	2,430
Century Casinos, Inc. (3)	609	5,000
Charter Communications, Inc. (3)	1,001	363,783
Cheesecake Factory, Inc./The	693	29,189
Chico's FAS, Inc.	1,723	15,421
Children's Place, Inc./The	37	4,372
Choice Hotels International, Inc.	216	13,802
Cinemark Holdings, Inc.	560	20,278
Citi Trends, Inc.	594	11,803
Coach, Inc.	5,605	225,769
Collectors Universe, Inc.	296	7,095
Comcast Corp. (6)	14,104	542,722
Cooper-Standard Holdings, Inc. (3)	509	59,029
CSS Industries, Inc.	215	6,196
Culp, Inc.	82	2,686
Dana, Inc.	675	18,873
Darden Restaurants, Inc. (6)	472	37,184
Dave & Buster's Entertainment, Inc. (3)	479	25,138
Deckers Outdoor Corp. (3)	23	1,573
Del Frisco's Restaurant Group, Inc. (3)	893	12,993
Delphi Automotive PLC	6,250	615,000
Denny's Corp. (3)	1,988	24,751
Destination XL Group, Inc. (3)	1,017	1,932
Dick's Sporting Goods, Inc.	508	13,721
Dillard's, Inc.	67	3,757
DineEquity, Inc.	30	1,289
Discovery Communications, Inc. (3)	8,423	170,650
Dollar General Corp.	1,931	156,508
Domino's Pizza, Inc.	89	17,671
DSW, Inc.	116	2,492

Escalade, Inc.	61	830
Express, Inc. (3)	871	5,888
Extended Stay America, Inc.	3,926	78,520
Finish Line, Inc./The	340	4,090
Flexsteel Industries, Inc.	202	10,241
Fogo De Chao, Inc. (3)	81	1,004
Foot Locker, Inc.	1,265	44,553
Francesca's Holdings Corp. (3)	2,198	16,177
FTD Cos., Inc. (3)	493	6,429
GameStop Corp.	1,151	23,780
Gannett Co., Inc.	4,424	39,816
Gap, Inc./The	1,934	57,111
General Motors Co. (6)	19,463	785,916
Genesco, Inc. (3)	239	6,357
Golden Entertainment, Inc. (3)	109	2,657
Graham Holdings Co.	18	10,532
Grand Canyon Education, Inc. (3)	295	26,792
Gray Television, Inc. (3)	1,442	22,639
H&R Block, Inc.	2,049	54,258
Haverty Furniture Cos., Inc.	189	4,942
Hibbett Sports, Inc. (3)	836	11,913
Home Depot, Inc./The (6)	5,038	824,015
Hooker Furniture Corp.	114	5,444
Hovnanian Enterprises, Inc. (3)	4,690	9,052
HSN, Inc.	654	25,539
Interpublic Group of Cos., Inc./The	3,866	80,374
iRobot Corp. (3)	117	9,016
J Alexander's Holdings, Inc. (3)	547	6,345
J. Jill, Inc. (3)	1,029	11,206
Jack in the Box, Inc.	161	16,409
JAKKS Pacific, Inc. (3)	1,699	5,097
John Wiley & Sons, Inc.	481	25,734
Johnson Outdoors, Inc. (6)	51	3,737
K12, Inc. (3)	167	2,979
Kirkland's, Inc. (3)	528	6,035
Kohl's Corp.	1,556	71,031
Kona Grill, Inc. (3)	842	3,200
L Brands, Inc.	219	9,113
La-Z-Boy, Inc.	947	25,474
LCI Industries	90	10,427
Lear Corp.	1,819	314,833
Libbey, Inc.	278	2,574
Liberty Expedia Holdings, Inc. (3)	332	17,633
Liberty Interactive Corp. QVC Group (3)	3,887	91,617
Liberty Tax, Inc.	377	5,429
Liberty TripAdvisor Holdings, Inc. (3)	221	2,729
Live Nation Entertainment, Inc. (3)	1,402	61,057
LKQ Corp. (3)	798	28,720
Luby's, Inc. (3)	1,836	4,865
Macy's, Inc.	2,153	46,978
Marine Products Corp.	126	2,022
MCBC Holdings, Inc. (3)	1,532	31,222
McDonald's Corp.	4,298	673,411
MDC Holdings, Inc.	894	29,690
MDC Partners, Inc.	1,072	11,792
Michael Kors Holdings, Ltd. (3)(6)	2,933	140,344
Michaels Cos., Inc./The (3)	3,058	65,655
Monarch Casino & Resort, Inc. (3)	41	1,621
MSG Networks, Inc. (3)	2,761	58,533
National CineMedia, Inc. (6)	2,049	14,302
Nautilus, Inc. (3)	55	930
New Home Co., Inc./The (3)	777	8,671
New Media Investment Group, Inc.	1,644	24,315
New York Times Co./The	1,501	29,420
Noodles & Co. (3)	326	1,434
Nordstrom, Inc.	348	16,408
NVR, Inc. (3)	101	288,355
Office Depot, Inc.	1,390	6,311
Oxford Industries, Inc.	436	27,703
Papa John's International, Inc.	122	8,915
Penn National Gaming, Inc. (3)	2,101	49,142
Perry Ellis International, Inc. (3)	33	781
PetMed Express, Inc.	23	762
Pier 1 Imports, Inc.	1,180	4,944
Pinnacle Entertainment, Inc. (3)	2,723	58,027
Potbelly Corp. (3)	1,231	15,264
PulteGroup, Inc.	7,204	196,885
PVH Corp.	257	32,397
Ralph Lauren Corp.	13	1,148

Reading International, Inc. (3)	49	770
Regal Entertainment Group	1,872	29,952
Regis Corp. (3)	434	6,193
RH (3)	115	8,087
Ross Stores, Inc. (6)	6,106	394,264
Royal Caribbean Cruises, Ltd.	2,869	340,091
Ruth's Hospitality Group, Inc.	1,031	21,599
Salem Media Group, Inc.	525	3,465
Sally Beauty Holdings, Inc. (3)	584	11,435
Scholastic Corp.	420	15,624
Scripps Networks Interactive, Inc.	1,770	152,025
Select Comfort Corp. (3)	666	20,679
Shiloh Industries, Inc. (3)	198	2,059
Shoe Carnival, Inc.	227	5,080
Six Flags Entertainment Corp.	136	8,288
Skechers U.S.A., Inc. (3)	630	15,807
Sonic Corp.	357	9,086
Stein Mart, Inc.	2,421	3,147
Steven Madden, Ltd. (3)	1,414	61,226
Stoneridge, Inc. (3)	952	18,859
Sturm Ruger & Co., Inc.	303	15,665
Tailored Brands, Inc.	569	8,216
Target Corp.	5,838	344,500
Taylor Morrison Home Corp. (3)	5,486	120,966
Tenneco, Inc. (6)	1,473	89,367
Thor Industries, Inc.	545	68,621
Tilly's, Inc.	335	4,017
Time, Inc.	1,223	16,511
Time Warner, Inc. (6)	5,252	538,067
TJX Cos., Inc./The	1,963	144,732
TopBuild Corp. (3)	486	31,673
Tower International, Inc.	809	22,005
Townsquare Media, Inc. (3)	1,051	10,510
tronc, Inc. (3)	2,400	34,872
Tuesday Morning Corp. (3)	970	3,104
Tupperware Brands Corp.	951	58,791
Ulta Beauty, Inc. (3)(6)	29	6,556
Urban One, Inc. (3)	1,660	2,739
Vail Resorts, Inc.	236	53,836
Vera Bradley, Inc. (3)	1,401	12,343
Vince Holding Corp. (3)	3,274	1,964
Vitamin Shoppe, Inc. (3)	696	3,724
Walt Disney Co./The	3,199	315,325
Weight Watchers International, Inc. (3)	48	2,090
Weyco Group, Inc.	592	16,801
WideOpenWest, Inc. (3)	833	12,562
Winmark Corp.	7	922
Workhorse Group, Inc. (3)(4)	857	2,365
Wyndham Worldwide Corp.	235	24,771
Yum China Holdings, Inc.	1,703	68,069
ZAGG, Inc. (3)	385	6,064

		12,706,914

Consumer Staples - 5.0%
Archer-Daniels-Midland Co. (6)	14,834	630,593
Avon Products, Inc. (3)	6,118	14,255
Boston Beer Co., Inc./The (3)	172	26,866
Bunge, Ltd.	3,339	231,927
Campbell Soup Co.	3,729	174,592
Central Garden & Pet Co. (3)	461	17,145
Coca-Cola Bottling Co. Consolidated	215	46,386
Colgate-Palmolive Co.	2,345	170,833
CVS Health Corp.	4,997	406,356
Darling Ingredients, Inc. (3)	1,165	20,411
Dean Foods Co.	2,705	29,430
Dr Pepper Snapple Group, Inc.	3,486	308,406
Energizer Holdings, Inc.	19	875
Flowers Foods, Inc.	2,661	50,053
Ingles Markets, Inc.	462	11,873
Ingredion, Inc. (6)	450	54,288
Inventure Foods, Inc. (3)	1,713	8,034
John B Sanfilippo & Son, Inc.	165	11,106
Kimberly-Clark Corp. (6)	5,765	678,425
Kroger Co./The	14,442	289,707
Lifevantage Corp. (3)	1,108	4,676
Medifast, Inc.	322	19,117
Molson Coors Brewing Co.	1,688	137,808
National Beverage Corp. (3)(6)	89	11,040

Natural Grocers by Vitamin Cottage, Inc. (3)	271	1,512
Natural Health Trends Corp.	165	3,944
Nu Skin Enterprises, Inc.	961	59,082
Oil-Dri Corp of America	96	4,697
PepsiCo, Inc. (6)	9,078	1,011,562
Performance Food Group Co (3)	676	19,097
Pilgrim's Pride Corp. (3)	3,055	86,793
Sanderson Farms, Inc.	585	94,489
SpartanNash Co	242	6,382
Sprouts Farmers Market, Inc. (3)	2,301	43,190
SUPERVALU, Inc. (3)	635	13,811
Sysco Corp.	7,280	392,756
Tyson Foods, Inc. (6)	9,972	702,527
US Foods Holding Corp. (3)	1,173	31,319
USANA Health Sciences, Inc. (3)	599	34,562
Village Super Market, Inc.	1,000	24,740
Wal-Mart Stores, Inc. (6)	11,095	866,963
Weis Markets, Inc.	109	4,742

		6,756,370

Energy - 4.7%
Abraxas Petroleum Corp. (3)	3,540	6,655
Adams Resources & Energy, Inc.	85	3,528
Andeavor	2,716	280,155
Arch Coal, Inc.	310	22,239
Archrock, Inc.	2,272	28,514
Baker Hughes a GE Co	562	20,580
Basic Energy Services, Inc. (3)	203	3,918
Cabot Oil & Gas Corp.	4,058	108,552
California Resources Corp. (3)	236	2,469
Carrizo Oil & Gas, Inc. (3)	163	2,792
Chevron Corp. (6)	5,543	651,303
Cloud Peak Energy, Inc. (3)	243	889
Cobalt International Energy, Inc. (3)	4,869	6,963
Concho Resources, Inc. (3)	214	28,188
CONSOL Energy, Inc. (3)	67	1,135
Contango Oil & Gas Co. (3)	655	3,295
CVR Energy, Inc.	255	6,605
Delek US Holdings, Inc.	925	24,725
Eclipse Resources Corp. (3)	1,057	2,643
Energen Corp. (3)	330	18,044
Erin Energy Corp. (3)	1,350	3,713
Evolution Petroleum Corp.	668	4,810
EXCO Resources, Inc. (3)	1,638	2,195
Exterran Corp. (3)	722	22,822
Exxon Mobil Corp. (6)	12,137	994,991
Gastar Exploration, Inc. (3)	1,361	1,197
Green Plains, Inc.	309	6,226
Halcon Resources Corp. (3)	1,342	9,126
Hallador Energy Co.	728	4,164
Halliburton Co.	11,457	527,366
HollyFrontier Corp.	1,237	44,495
Mammoth Energy Services, Inc. (3)	312	5,260
Marathon Petroleum Corp. (6)	12,021	674,138
Matrix Service Co. (3)	302	4,590
McDermott International, Inc. (3)	4,834	35,143
Midstates Petroleum Co., Inc. (3)	547	8,500
NACCO Industries, Inc.	11	944
Natural Gas Services Group, Inc. (3)	596	16,926
Newfield Exploration Co. (3)(6)	1,613	47,858
Newpark Resources, Inc. (3)	1,441	14,410
Northern Oil and Gas, Inc. (3)	7,321	6,589
Oceaneering International, Inc.	1,088	28,582
Oil States International, Inc. (3)	578	14,652
ONEOK, Inc.	4,613	255,606
Overseas Shipholding Group, Inc. (3)	1,135	2,985
Pacific Ethanol, Inc. (3)	1,567	8,697
Panhandle Oil and Gas, Inc.	79	1,880
Par Pacific Holdings, Inc. (3)	1,295	26,936
PBF Energy, Inc.	483	13,336
Peabody Energy Corp. (3)	1,466	42,529
Penn Virginia Corp. (3)	77	3,078
Phillips 66 (6)	7,630	698,984
Ranger Energy Services, Inc. (3)	67	985
Resolute Energy Corp. (3)	91	2,702
REX American Resources Corp. (3)	142	13,324
Rice Energy, Inc. (3)	2,842	82,247
RigNet, Inc. (3)	649	11,163

Ring Energy, Inc. (3)	423	6,129
Rowan Cos. Plc (3)	826	10,614
RPC, Inc.	1,974	48,935
SandRidge Energy, Inc. (3)	202	4,058
Schlumberger, Ltd.	4,941	344,684
Seadrill, Ltd. (3)(4)	4,215	1,475
SilverBow Resources, Inc. (3)	263	6,457
Smart Sand, Inc. (3)	234	1,587
Southwestern Energy Co. (3)(6)	2,356	14,395
Stone Energy Corp. (3)	507	14,733
Teekay Corp.	157	1,402
Teekay Tankers, Ltd.	626	1,014
TETRA Technologies, Inc. (3)	2,647	7,570
Tidewater, Inc. (3)	81	203
Tidewater, Inc. (3)	75	285
Ultra Petroleum Corp. (3)	1,382	11,982
Unit Corp. (3)	591	12,163
Valero Energy Corp. (6)	9,872	759,453
W&T Offshore, Inc. (3)	3,050	9,303
Westmoreland Coal Co. (3)	2,148	5,477
Willbros Group, Inc. (3)	1,923	6,192
Williams Cos., Inc./The	6,416	192,544
World Fuel Services Corp.	1,445	49,000

		6,375,996

Financials - 20.0%
1st Source Corp.	869	44,145
Access National Corp.	462	13,241
ACNB Corp.	403	11,163
Aflac, Inc. (6)	4,793	390,102
AG Mortgage Investment Trust, Inc.	1,331	25,608
AGNC Investment Corp.	19,416	420,939
Allegiance Bancshares, Inc. (3)	311	11,445
Allstate Corp./The (6)	7,153	657,432
American Equity Investment Life Holding Co.	669	19,455
American National Bankshares, Inc.	157	6,468
Ameriprise Financial, Inc.	1,592	236,428
Annaly Capital Management, Inc.	50,814	619,423
Anworth Mortgage Asset Corp.	416	2,500
ARMOUR Residential REIT, Inc.	2,333	62,758
Artisan Partners Asset Management, Inc.	1,068	34,817
ASB Bancorp, Inc. (3)	147	6,630
Aspen Insurance Holdings, Ltd.	1,062	42,905
Associated Banc-Corp	7,322	177,559
Assurant, Inc.	2,114	201,929
Assured Guaranty, Ltd.	2,703	102,038
Atlantic Capital Bancshares, Inc. (3)	1,107	20,092
Axis Capital Holdings, Ltd.	2,670	153,018
B. Riley Financial, Inc.	326	5,558
Banc of California, Inc.	1,489	30,897
BancFirst Corp.	1,009	57,261
Banco Latinoamericano de Comercio Exterior SA	2,279	67,094
BancorpSouth, Inc.	1,301	41,697
Bank Mutual Corp.	336	3,410
Bank of America Corp. (6)	36,819	932,993
Bank of Commerce Holdings	490	5,635
Bank of Marin Bancorp	65	4,453
Bank of New York Mellon Corp./The (6)	13,455	713,384
BankFinancial Corp.	278	4,417
Banner Corp.	3,739	229,126
BB&T Corp. (6)	14,784	693,961
BCB Bancorp, Inc.	1,111	15,498
Berkshire Hathaway, Inc. (3)(6)	6,977	1,279,024
Berkshire Hills Bancorp, Inc.	306	11,858
BGC Partners, Inc.	11,485	166,188
Blue Capital Reinsurance Holdings, Ltd.	403	6,629
Boston Private Financial Holdings, Inc.	2,144	35,483
Brighthouse Financial, Inc. (3)	513	31,190
Bryn Mawr Bank Corp.	1,109	48,574
BSB Bancorp, Inc./MA (3)	74	2,216
C&F Financial Corp.	538	29,590
Cadence BanCorp (3)(6)	3,592	82,329
California First National Bancorp	320	5,792
Camden National Corp.	379	16,540
Capital City Bank Group, Inc.	1,468	35,247
Carolina Financial Corp.	322	11,553
Cathay General Bancorp	1,272	51,134
CenterState Bank Corp.	725	19,430

Central Pacific Financial Corp.	2,323	74,754
Central Valley Community Bancorp	1,070	23,861
Century Bancorp, Inc./MA	107	8,571
Charter Financial Corp./MD	704	13,045
Chemung Financial Corp.	326	15,355
Cherry Hill Mortgage Investment Corp.	1,468	26,571
Chimera Investment Corp. (6)	7,263	137,416
Citigroup, Inc. (6)	7,362	535,512
Citizens & Northern Corp.	183	4,494
Citizens Financial Group, Inc. (6)	11,502	435,581
CNA Financial Corp.	4,590	230,648
CNO Financial Group, Inc.	2,841	66,309
Codorus Valley Bancorp, Inc.	572	17,566
Comerica, Inc. (6)	8,485	647,066
Commerce Union Bancshares, Inc.	100	2,318
Community Bankers Trust Corp. (3)	1,270	11,684
Community Financial Corp./The	22	778
Community Trust Bancorp, Inc.	199	9,254
County Bancorp, Inc.	85	2,554
CU Bancorp (3)	1,246	48,314
Cullen/Frost Bankers, Inc.	1,580	149,974
Diamond Hill Investment Group, Inc.	4	849
Dime Community Bancshares, Inc.	73	1,570
DNB Financial Corp.	46	1,619
Donnelley Financial Solutions, Inc. (3)	219	4,722
Dynex Capital, Inc.	3,825	27,808
E*TRADE Financial Corp. (3)	4,539	197,946
Eagle Bancorp, Inc. (3)	242	16,226
East West Bancorp, Inc.	6,905	412,781
eHealth, Inc. (3)	137	3,273
Elevate Credit, Inc. (3)	2,304	14,077
Employers Holdings, Inc.	29	1,318
Enova International, Inc. (3)	1,286	17,297
Entegra Financial Corp. (3)	200	4,990
Enterprise Financial Services Corp.	731	30,958
Erie Indemnity Co.	127	15,312
ESSA Bancorp, Inc.	179	2,810
Essent Group, Ltd. (3)(6)	3,095	125,348
Evercore, Inc.	1,816	145,734
Everest Re Group, Ltd.	805	183,854
Farmers & Merchants Bancorp, Inc./Archbold OH	46	1,677
Farmers Capital Bank Corp.	42	1,766
Farmers National Banc Corp.	954	14,358
Federal Agricultural Mortgage Corp.	184	13,384
Federated National Holding Co.	432	6,744
Fidelity Southern Corp. (6)	2,447	57,847
Fifth Street Asset Management, Inc.	961	3,748
Fifth Third Bancorp (6)	12,853	359,627
Financial Institutions, Inc.	908	26,150
First American Financial Corp.	4,157	207,725
First BanCorp/Puerto Rico (3)	10,411	53,304
First Bancorp/Southern Pines NC	986	33,928
First Busey Corp.	5,998	188,097
First Business Financial Services, Inc.	400	9,100
First Citizens BancShares, Inc./NC	64	23,929
First Commonwealth Financial Corp.	3,859	54,528
First Connecticut Bancorp, Inc./Farmington CT	568	15,194
First Defiance Financial Corp.	383	20,104
First Financial Corp./IN	740	35,224
First Financial Northwest, Inc.	332	5,641
First Foundation, Inc. (3)	163	2,916
First Guaranty Bancshares, Inc.	47	1,266
First Internet Bancorp	460	14,858
First Interstate BancSystem, Inc.	1,477	56,495
First Merchants Corp.	2,951	126,686
First Mid-Illinois Bancshares, Inc.	866	33,254
First Northwest Bancorp (3)	494	8,447
FirstCash, Inc.	231	14,588
Flushing Financial Corp.	773	22,974
FNB Bancorp/CA	65	2,205
FNF Group	13,231	627,943
FNFV Group (3)	3,342	57,315
GAMCO Investors, Inc.	3,802	113,148
Genworth Financial, Inc. (3)	1,413	5,440
Great Southern Bancorp, Inc.	1,377	76,630
Green Dot Corp. (3)	1,013	50,225
Guaranty Bancorp	878	24,408
Hanover Insurance Group, Inc./The	351	34,022
HCI Group, Inc.	406	15,530

Heartland Financial USA, Inc.	1,455	71,877
Heritage Commerce Corp.	1,417	20,164
Heritage Financial Corp./WA	2,549	75,196
Hilltop Holdings, Inc.	1,482	38,532
Home Bancorp, Inc.	50	2,091
Home BancShares, Inc./AR	1,976	49,835
Horizon Bancorp/IN	490	14,293
Houlihan Lokey, Inc.	1,063	41,595
Howard Bancorp, Inc. (3)	75	1,568
Huntington Bancshares, Inc./OH (6)	8,156	113,858
Independence Holding Co.	31	783
Independent Bank Corp./MI	2,485	56,285
INTL. FCStone, Inc. (3)	725	27,782
Invesco Mortgage Capital, Inc.	9,531	163,266
Investment Technology Group, Inc.	316	6,996
James River Group Holdings, Ltd.	352	14,601
JPMorgan Chase & Co.	8,195	782,704
KeyCorp	31,492	592,679
Kinsale Capital Group, Inc.	24	1,036
Lazard, Ltd. (6)	4,352	196,797
LCNB Corp.	123	2,577
Legg Mason, Inc.	1,749	68,753
LendingTree, Inc. (3)	92	22,489
LPL Financial Holdings, Inc.	1,908	98,396
M&T Bank Corp.	4,129	664,934
Macatawa Bank Corp.	795	8,157
MainSource Financial Group, Inc.	2,793	100,157
Manning & Napier, Inc.	468	1,849
MarketAxess Holdings, Inc.	186	34,319
Marlin Business Services Corp.	80	2,300
Marsh & McLennan Cos., Inc. (6)	6,420	538,060
Medley Management, Inc.	745	4,582
Mercantile Bank Corp.	282	9,842
MFA Financial, Inc. (6)	6,950	60,882
MGIC Investment Corp. (3)(6)	13,069	163,755
Midland States Bancorp, Inc.	1,277	40,455
MidWestOne Financial Group, Inc.	73	2,464
Moelis & Co.	951	40,941
MSCI, Inc.	159	18,587
MTGE Investment Corp.	1,793	34,784
MutualFirst Financial, Inc.	260	9,997
National Commerce Corp. (3)(6)	1,295	55,426
Nationstar Mortgage Holdings, Inc. (3)	1,555	28,876
Navient Corp. (6)	1,165	17,498
New Residential Investment Corp. (6)	6,772	113,296
Nicolet Bankshares, Inc. (3)	957	55,056
NMI Holdings, Inc. (3)	2,015	24,986
Northeast Bancorp	310	8,107
Northrim BanCorp, Inc.	1,059	37,012
Norwood Financial Corp.	146	4,456
Old Line Bancshares, Inc.	622	17,416
Old National Bancorp/IN	122	2,233
Old Point Financial Corp.	168	5,443
Old Republic International Corp. (6)	127	2,501
Old Second Bancorp, Inc.	1,848	24,856
Orrstown Financial Services, Inc.	236	5,876
Pacific Continental Corp.	1,351	36,409
PacWest Bancorp	1,218	61,521
Paragon Commercial Corp. (3)	132	7,453
Park Sterling Corp.	6,199	76,992
Parke Bancorp, Inc.	162	3,596
Patriot National, Inc. (3)(4)	1,822	2,460
Peapack Gladstone Financial Corp.	480	16,195
PennyMac Financial Services, Inc. (3)	1,501	26,718
PennyMac Mortgage Investment Trust	130	2,261
Peoples Bancorp, Inc./OH	922	30,970
Peoples Bancorp of North Carolina, Inc.	88	3,135
Peoples Financial Services Corp.	99	4,732
People's Utah Bancorp	868	28,167
PHH Corp. (3)	1,768	24,628
Piper Jaffray Cos.	261	15,490
PJT Partners, Inc.	375	14,366
PNC Financial Services Group, Inc./The (6)	5,776	778,432
Popular, Inc. (6)	6,278	225,631
Preferred Bank/Los Angeles CA	718	43,331
Premier Financial Bancorp, Inc.	1,008	21,964
Progressive Corp./The (6)	14,536	703,833
Provident Financial Holdings, Inc.	1,802	35,319
Provident Financial Services, Inc.	360	9,601

Prudential Financial, Inc. (6)	1,281	136,196
Pzena Investment Management, Inc.	1,424	15,507
QCR Holdings, Inc.	1,247	56,739
Radian Group, Inc.	4,243	79,302
Raymond James Financial, Inc.	1,018	85,848
Regional Management Corp. (3)	425	10,289
Regions Financial Corp. (6)	39,015	594,198
Reinsurance Group of America, Inc. (6)	2,220	309,757
Renasant Corp.	1,816	77,906
Republic Bancorp, Inc./KY	883	34,340
Riverview Bancorp, Inc.	1,152	9,677
S&P Global, Inc. (6)	5,012	783,426
Safety Insurance Group, Inc.	351	26,781
Sandy Spring Bancorp, Inc.	949	39,327
Seacoast Banking Corp of Florida (3)	292	6,976
SEI Investments Co.	2,456	149,963
Selective Insurance Group, Inc. (6)	357	19,224
Shore Bancshares, Inc.	1,417	23,593
SI Financial Group, Inc.	497	7,430
Sierra Bancorp	510	13,847
Silvercrest Asset Management Group, Inc.	211	3,070
Southern First Bancshares, Inc. (3)	393	14,286
Southern Missouri Bancorp, Inc.	27	985
State Bank Financial Corp.	1,548	44,350
State Street Corp.	2,573	245,824
Stewart Information Services Corp.	1,959	73,972
Sun Bancorp, Inc./NJ	238	5,914
Sunshine Bancorp, Inc. (3)	371	8,622
SunTrust Banks, Inc. (6)	11,599	693,272
Sutherland Asset Management Corp.	1,177	18,479
Synovus Financial Corp.	8,363	385,200
TCF Financial Corp.	2,260	38,510
Territorial Bancorp, Inc.	514	16,227
Third Point Reinsurance, Ltd. (3)	200	3,120
Timberland Bancorp, Inc./WA	225	7,052
Travelers Cos., Inc./The	2,448	299,929
TriCo Bancshares	3,345	136,309
Triumph Bancorp, Inc. (3)	711	22,930
TrustCo Bank Corp. NY	4,909	43,690
Two Harbors Investment Corp.	10,059	101,395
Two River Bancorp	273	5,411
Umpqua Holdings Corp.	16,825	328,256
United Community Banks, Inc./GA	3,341	95,352
United Community Financial Corp./OH	823	7,901
United Financial Bancorp, Inc.	785	14,358
United Security Bancshares/Fresno CA	485	4,608
Universal Insurance Holdings, Inc.	495	11,385
Univest Corp of Pennsylvania	954	30,528
Virtu Financial, Inc.	524	8,489
Walker & Dunlop, Inc. (3)	657	34,381
Walter Investment Management Corp. (3)	2,692	1,594
WashingtonFirst Bankshares, Inc.	472	16,798
Waterstone Financial, Inc.	2,355	45,923
Wells Fargo & Co. (6)	8,807	485,706
West Bancorporation, Inc.	835	20,374
Western Alliance Bancorp (3)	3,995	212,055
Western New England Bancorp, Inc.	659	7,183
Westwood Holdings Group, Inc.	13	875
Wintrust Financial Corp.	2,338	183,089
WMIH Corp. (3)	3,196	3,036
World Acceptance Corp. (3)	126	10,444
WSFS Financial Corp.	325	15,844
Xenith Bankshares, Inc. (3)	702	22,815
XL Group, Ltd.	4,751	187,427

		27,162,552

Healthcare - 12.7%
Abbott Laboratories	4,723	252,019
AbbVie, Inc. (6)	6,154	546,844
Abeona Therapeutics, Inc. (3)	97	1,654
ABIOMED, Inc. (3)	21	3,541
Acceleron Pharma, Inc. (3)	169	6,307
AcelRx Pharmaceuticals, Inc. (3)(4)	1,120	5,152
Achillion Pharmaceuticals, Inc. (3)	934	4,194
Acorda Therapeutics, Inc. (3)	580	13,717
Adamas Pharmaceuticals, Inc. (3)	286	6,055
Aduro Biotech, Inc. (3)	237	2,524
Adverum Biotechnologies, Inc. (3)	1,546	5,643

Aetna, Inc. (6)	4,652	739,715
Aevi Genomic Medicine, Inc. (3)	2,856	3,599
Agenus, Inc. (3)	454	2,002
Agile Therapeutics, Inc. (3)	1,649	7,355
Agilent Technologies, Inc. (6)	4,559	292,688
Akorn, Inc. (3)	247	8,198
Alder Biopharmaceuticals, Inc. (3)	73	894
Alexion Pharmaceuticals, Inc. (3)	1,301	182,517
Align Technology, Inc. (3)(6)	1,136	211,603
Allergan PLC	2,203	451,505
Alnylam Pharmaceuticals, Inc. (3)	260	30,547
AMAG Pharmaceuticals, Inc. (3)	806	14,871
AmerisourceBergen Corp.	466	38,562
Amgen, Inc. (6)	3,752	699,560
Amicus Therapeutics, Inc. (3)	271	4,087
Amphastar Pharmaceuticals, Inc. (3)	258	4,610
Ampio Pharmaceuticals, Inc. (3)	3,312	2,024
AnaptysBio, Inc. (3)	27	944
Anavex Life Sciences Corp. (3)	194	803
AngioDynamics, Inc. (3)	426	7,280
ANI Pharmaceuticals, Inc. (3)	27	1,417
Anthem, Inc.	2,841	539,449
Anthera Pharmaceuticals, Inc. (3)	4,089	5,888
Applied Genetic Technologies Corp./DE (3)(6)	795	3,140
Aptevo Therapeutics, Inc. (3)	1,562	3,577
Ardelyx, Inc. (3)	184	1,030
Arena Pharmaceuticals, Inc. (3)	327	8,339
Argos Therapeutics, Inc. (3)(4)	11,950	2,145
Arrowhead Pharmaceuticals, Inc. (3)(4)	1,318	5,707
Asterias Biotherapeutics, Inc. (3)(4)	298	1,013
Athersys, Inc. (3)	1,365	2,812
Atrion Corp.	2	1,344
Audentes Therapeutics, Inc. (3)	115	3,221
Avinger, Inc. (3)	4,084	1,554
Axsome Therapeutics, Inc. (3)	835	4,634
Baxter International, Inc. (6)	12,131	761,220
Bellicum Pharmaceuticals, Inc. (3)	91	1,051
Biogen, Inc. (3)	1,053	329,715
BioMarin Pharmaceutical, Inc. (3)	836	77,807
Bio-Path Holdings, Inc. (3)	6,592	2,373
Bio-Rad Laboratories, Inc. (3)	216	48,000
BioSpecifics Technologies Corp. (3)	81	3,768
BioTelemetry, Inc. (3)	98	3,234
Bioverativ, Inc. (3)	630	35,954
Bluebird Bio, Inc. (3)	29	3,983
Blueprint Medicines Corp. (3)	48	3,344
Bristol-Myers Squibb Co.	4,017	256,044
Bruker Corp.	722	21,480
Calithera Biosciences, Inc. (3)	52	819
Cambrex Corp. (3)	65	3,575
Cardinal Health, Inc. (6)	2,777	185,837
Catalent, Inc. (3)	1,411	56,327
Celgene Corp. (3)	1,646	240,020
Cellular Biomedicine Group, Inc. (3)	483	5,144
Cempra, Inc. (3)	440	1,430
Centene Corp. (3)	2,114	204,572
Cerner Corp. (3)	6,133	437,406
Charles River Laboratories International, Inc. (3)	498	53,794
ChemoCentryx, Inc. (3)	148	1,098
ChromaDex Corp. (3)	677	2,911
Cidara Therapeutics, Inc. (3)	998	8,084
Community Health Systems, Inc. (3)	274	2,104
Concert Pharmaceuticals, Inc. (3)	228	3,363
CONMED Corp.	138	7,241
Cooper Cos., Inc./The	84	19,917
CorVel Corp. (3)	428	23,283
Corvus Pharmaceuticals, Inc. (3)	77	1,227
CR Bard, Inc. (6)	1,476	473,058
Curis, Inc. (3)	550	820
Cytokinetics, Inc. (3)	426	6,177
CytomX Therapeutics, Inc. (3)	711	12,919
CytRx Corp. (3)	1,814	744
DaVita, Inc. (3)	1,130	67,111
Depomed, Inc. (3)	1,042	6,033
Dimension Therapeutics, Inc. (3)	593	3,558
Dova Pharmaceuticals, Inc. (3)	62	1,505
Durect Corp. (3)	1,274	2,255
Dyax Corp. Contingent Value Rights (3)(10)	6,220	0
Dynavax Technologies Corp. (3)	309	6,644

Eagle Pharmaceuticals, Inc./DE (3)	120	7,157
Edge Therapeutics, Inc. (3)	253	2,715
Edwards Lifesciences Corp. (3)	2,070	226,272
Egalet Corp. (3)	4,091	5,236
Eiger BioPharmaceuticals, Inc. (3)	677	7,447
Eli Lilly & Co.	2,060	176,212
Emergent BioSolutions, Inc. (3)	895	36,203
Enanta Pharmaceuticals, Inc. (3)	147	6,880
Endo International PLC (3)	1,731	14,826
Endocyte, Inc. (3)	2,310	3,257
Epizyme, Inc. (3)	42	800
Exact Sciences Corp. (3)	529	24,926
Exactech, Inc. (3)	387	12,752
Exelixis, Inc. (3)	314	7,608
FibroGen, Inc. (3)	239	12,858
Five Prime Therapeutics, Inc. (3)	237	9,696
Flex Pharma, Inc. (3)	1,317	4,491
Fluidigm Corp. (3)	303	1,527
Fortress Biotech, Inc. (3)	343	1,516
Foundation Medicine, Inc. (3)	91	3,658
Galena Biopharma, Inc. (3)	14,646	5,164
Genesis Healthcare, Inc. (3)	842	977
Genomic Health, Inc. (3)	921	29,555
Gilead Sciences, Inc. (6)	7,001	567,221
Global Blood Therapeutics, Inc. (3)	61	1,894
GlycoMimetics, Inc. (3)	104	1,455
Haemonetics Corp. (3)	64	2,872
Halozyme Therapeutics, Inc. (3)	184	3,196
Halyard Health, Inc. (3)	69	3,107
HCA Healthcare, Inc. (3)	7,139	568,193
HealthSouth Corp.	520	24,102
Hill-Rom Holdings, Inc. (6)	1,901	140,674
Horizon Pharma Plc (3)	180	2,282
Humana, Inc. (6)	2,750	669,983
Idera Pharmaceuticals, Inc. (3)	381	850
IDEXX Laboratories, Inc. (3)(6)	1,685	262,001
Ignyta, Inc. (3)	186	2,297
Immune Design Corp. (3)	159	1,646
ImmunoGen, Inc. (3)	435	3,328
Impax Laboratories, Inc. (3)	398	8,079
Incyte Corp. (3)	1,123	131,099
Infinity Pharmaceuticals, Inc. (3)	2,638	3,509
Innoviva, Inc. (3)	414	5,846
Inotek Pharmaceuticals Corp. (3)	3,064	5,454
Inovio Pharmaceuticals, Inc. (3)	698	4,425
Insmed, Inc. (3)	256	7,990
Insys Therapeutics, Inc. (3)	705	6,260
Intellia Therapeutics, Inc. (3)	169	4,200
Intersect ENT, Inc. (3)	208	6,479
Intuitive Surgical, Inc. (3)	229	239,507
Invitae Corp. (3)	170	1,593
InVivo Therapeutics Holdings Corp. (3)(4)	1,031	1,495
Ionis Pharmaceuticals, Inc. (3)	44	2,231
Iovance Biotherapeutics, Inc. (3)	236	1,829
Johnson & Johnson (6)	8,397	1,091,694
Jounce Therapeutics, Inc. (3)	490	7,634
Juno Therapeutics, Inc. (3)	219	9,824
Kadmon Holdings, Inc. (3)	2,131	7,139
Kindred Healthcare, Inc.	746	5,073
Kite Pharma, Inc. (3)	55	9,890
Kura Oncology, Inc. (3)	225	3,364
Landauer, Inc.	55	3,702
Lannett Co., Inc. (3)	169	3,118
Lantheus Holdings, Inc. (3)	83	1,477
LHC Group, Inc. (3)	16	1,135
LifePoint Health, Inc. (3)	60	3,474
Ligand Pharmaceuticals, Inc. (3)	28	3,812
Lipocine, Inc. (3)	1,657	6,578
LivaNova PLC (3)	257	18,005
Luminex Corp.	395	8,030
Madrigal Pharmaceuticals, Inc. (3)	17	765
Magellan Health, Inc. (3)	30	2,589
Mallinckrodt PLC (3)	553	20,666
MannKind Corp. (3)(4)	1,072	2,326
Masimo Corp. (3)(6)	356	30,815
Matinas BioPharma Holdings, Inc. (3)	1,795	2,369
McKesson Corp.	3,482	534,870
MediciNova, Inc. (3)	855	5,446
Medtronic PLC (6)	4,992	388,228

Merck & Co., Inc. (6)	11,708	749,663
Merit Medical Systems, Inc. (3)	57	2,414
Merrimack Pharmaceuticals, Inc.	55	800
Mettler-Toledo International, Inc. (3)	331	207,259
MiMedx Group, Inc. (3)	327	3,885
Minerva Neurosciences, Inc. (3)	477	3,625
Mirati Therapeutics, Inc. (3)	396	4,633
Momenta Pharmaceuticals, Inc. (3)	507	9,380
Mylan NV (3)	3,393	106,438
MyoKardia, Inc. (3)	45	1,928
Myovant Sciences, Ltd. (3)	213	3,295
Myriad Genetics, Inc. (3)	517	18,705
NantKwest, Inc. (3)	377	2,066
Natera, Inc. (3)	799	10,299
Neurocrine Biosciences, Inc. (3)	75	4,596
NewLink Genetics Corp. (3)	135	1,374
Novan, Inc. (3)	626	3,512
Novavax, Inc. (3)	3,279	3,738
Novus Therapeutics, Inc. (3)	907	4,725
OncoMed Pharmaceuticals, Inc. (3)	1,346	6,084
Ophthotech Corp. (3)	5,934	16,734
OPKO Health, Inc. (3)	1,137	7,800
Orthofix International NV (3)	501	23,672
Otonomy, Inc. (3)	1,001	3,253
OvaScience, Inc. (3)	4,785	6,795
Owens & Minor, Inc.	169	4,935
PAREXEL International Corp. (3)	145	12,772
PDL BioPharma, Inc. (3)	3,462	11,736
PetIQ, Inc. (3)	122	3,304
Pfenex, Inc. (3)	1,905	5,753
Pfizer, Inc. (6)	17,610	628,677
PharMerica Corp. (3)	86	2,520
Phibro Animal Health Corp.	126	4,668
Portola Pharmaceuticals, Inc. (3)	106	5,727
PRA Health Sciences, Inc. (3)	356	27,117
Premier, Inc. (3)	6,549	213,301
Progenics Pharmaceuticals, Inc. (3)	745	5,483
Proteostasis Therapeutics, Inc. (3)	1,624	3,410
Providence Service Corp./The (3)	359	19,415
PTC Therapeutics, Inc. (3)	383	7,664
Puma Biotechnology, Inc. (3)	88	10,538
Quality Systems, Inc. (3)	1,067	16,784
Quest Diagnostics, Inc. (6)	1,469	137,557
Quintiles IMS Holdings, Inc. (3)	2,170	206,302
Quorum Health Corp. (3)	744	3,854
Quotient, Ltd. (3)	167	823
RadNet, Inc. (3)	871	10,060
Reata Pharmaceuticals, Inc. (3)	53	1,648
Recro Pharma, Inc. (3)	973	8,738
Regeneron Pharmaceuticals, Inc. (3)	482	215,512
REGENXBIO, Inc. (3)	25	824
Regulus Therapeutics, Inc. (3)	4,359	5,449
Repligen Corp. (3)	313	11,994
Retrophin, Inc. (3)	125	3,111
Sage Therapeutics, Inc. (3)	16	997
Sangamo Therapeutics, Inc. (3)	283	4,245
Sarepta Therapeutics, Inc. (3)	74	3,357
SciClone Pharmaceuticals, Inc. (3)	150	1,680
Seattle Genetics, Inc. (3)	201	10,936
Second Sight Medical Products, Inc. (3)	5,112	6,134
Seres Therapeutics, Inc. (3)	49	786
Sorrento Therapeutics, Inc. (3)	1,917	3,259
Spark Therapeutics, Inc. (3)	64	5,706
Spectrum Pharmaceuticals, Inc. (3)	451	6,346
STERIS PLC	98	8,663
Strongbridge Biopharma PLC (3)	229	1,580
Sucampo Pharmaceuticals, Inc. (3)	327	3,859
Supernus Pharmaceuticals, Inc. (3)	167	6,680
Synthetic Biologics, Inc. (3)	5,174	4,828
Syros Pharmaceuticals, Inc. (3)	51	751
Tactile Systems Technology, Inc. (3)	26	805
Tandem Diabetes Care, Inc. (3)	2,589	1,890
Titan Pharmaceuticals, Inc. (3)	1,229	2,151
Trevena, Inc. (3)	606	1,545
Triple-S Management Corp. (3)	349	8,264
Trovagene, Inc. (3)(4)	2,582	1,885
United Therapeutics Corp. (3)(6)	253	29,649
UnitedHealth Group, Inc. (6)	4,629	906,590
Vanda Pharmaceuticals, Inc. (3)	1,676	30,000

Veeva Systems, Inc. (3)	748	42,195
Veracyte, Inc. (3)	1,240	10,875
Vertex Pharmaceuticals, Inc. (3)	689	104,756
Vital Therapies, Inc. (3)	1,043	5,267
Voyager Therapeutics, Inc. (3)	48	988
VWR Corp. (3)	247	8,178
WellCare Health Plans, Inc. (3)	555	95,316
XBiotech, Inc. (3)	177	773
Xencor, Inc. (3)	86	1,971
Zafgen, Inc. (3)	1,588	5,590
Zoetis, Inc.	1,071	68,287

		17,175,217

Industrials - 12.3%
AAR Corp.	531	20,061
ABM Industries, Inc.	349	14,557
ACCO Brands Corp. (3)	542	6,450
Aegion Corp. (3)	290	6,751
Aerojet Rocketdyne Holdings, Inc. (3)	504	17,645
Aircastle, Ltd.	342	7,623
Alamo Group, Inc.	256	27,487
Allied Motion Technologies, Inc.	60	1,520
Allison Transmission Holdings, Inc.	5,535	207,729
Altra Industrial Motion Corp.	67	3,223
American Woodmark Corp. (3)	405	38,981
Applied Industrial Technologies, Inc. (6)	1,557	102,451
ARC Document Solutions, Inc. (3)	2,311	9,452
ArcBest Corp.	120	4,014
Argan, Inc.	233	15,669
Atkore International Group, Inc. (3)	92	1,795
Babcock & Wilcox Enterprises, Inc. (3)	295	982
Barnes Group, Inc.	1,330	93,685
Barrett Business Services, Inc.	326	18,429
Beacon Roofing Supply, Inc. (3)	468	23,985
BG Staffing, Inc.	566	9,367
Blue Bird Corp. (3)	1,087	22,392
BMC Stock Holdings, Inc. (3)	741	15,820
Boeing Co./The (6)	3,753	954,050
Brady Corp.	503	19,089
Briggs & Stratton Corp.	1,280	30,080
Brink's Co./The	264	22,242
Builders FirstSource, Inc. (3)	2,309	41,539
BWX Technologies, Inc.	1,495	83,750
Caesarstone, Ltd. (3)	399	11,890
Casella Waste Systems, Inc. (3)	524	9,851
Celadon Group, Inc.	191	1,289
Comfort Systems USA, Inc.	756	26,989
Commercial Vehicle Group, Inc. (3)	633	4,653
Continental Building Products, Inc. (3)	815	21,190
Copa Holdings SA	335	41,718
Costamare, Inc.	1,836	11,346
Covenant Transportation Group, Inc. (3)	73	2,116
Crane Co. (6)	749	59,913
CSX Corp. (6)	13,892	753,780
Cummins, Inc. (6)	4,067	683,378
Daseke, Inc. (3)	219	2,858
Delta Air Lines, Inc.	10,259	494,689
DigitalGlobe, Inc. (3)	30	1,058
Donaldson Co., Inc.	3,008	138,188
Dover Corp.	1,633	149,240
Ducommun, Inc. (3)	378	12,115
DXP Enterprises, Inc./TX (3)	203	6,392
Eastern Co./The	120	3,444
Eaton Corp. PLC (6)	8,775	673,832
EMCOR Group, Inc.	1,212	84,089
Encore Wire Corp.	124	5,552
Ennis, Inc.	958	18,825
Equifax, Inc.	1,261	133,653
Essendant, Inc.	1,013	13,341
Esterline Technologies Corp. (3)	276	24,881
Fortive Corp. (6)	2,617	185,257
Forward Air Corp.	788	45,097
FreightCar America, Inc.	312	6,103
FuelCell Energy, Inc. (3)	3,422	5,989
General Cable Corp.	612	11,536
General Dynamics Corp. (6)	3,279	674,097
Global Brass & Copper Holdings, Inc.	788	26,634
Graco, Inc.	993	122,824

Greenbrier Cos., Inc./The	293	14,108
Griffon Corp.	95	2,109
H&E Equipment Services, Inc.	91	2,657
Hardinge, Inc.	347	5,299
Harsco Corp. (3)	1,178	24,620
Hawaiian Holdings, Inc.	263	9,876
HEICO Corp. (6)	8,798	670,408
Heritage-Crystal Clean, Inc. (3)	72	1,566
Herman Miller, Inc.	1,319	47,352
Hertz Global Holdings, Inc. (3)	35	783
Hexcel Corp.	186	10,680
Hillenbrand, Inc.	1,856	72,106
Honeywell International, Inc.	2,151	304,883
Hub Group, Inc. (3)	150	6,443
Hubbell, Inc.	823	95,484
Huntington Ingalls Industries, Inc. (6)	1,356	307,053
Hurco Cos., Inc.	159	6,614
Hyster-Yale Materials Handling, Inc.	445	34,016
ICF International, Inc. (3)	27	1,457
Illinois Tool Works, Inc. (6)	4,728	699,555
Ingersoll-Rand PLC (6)	6,434	573,720
InnerWorkings, Inc. (3)	159	1,789
Insperity, Inc.	227	19,976
Interface, Inc.	1,440	31,536
ITT, Inc.	167	7,393
JB Hunt Transport Services, Inc.	1,896	210,608
JetBlue Airways Corp. (3)	7,397	137,066
Kadant, Inc.	202	19,907
Kansas City Southern	1,116	121,287
Kelly Services, Inc.	1,126	28,251
Kforce, Inc.	1,585	32,017
Kimball International, Inc.	1,922	37,998
Knight-Swift Transportation Holdings, Inc. (3)	71	2,950
Knoll, Inc.	1,455	29,100
L3 Technologies, Inc.	401	75,560
Landstar System, Inc.	837	83,407
Lawson Products, Inc./DE (3)	33	832
LB Foster Co.	298	6,780
Lincoln Electric Holdings, Inc.	2,000	183,360
LSC Communications, Inc.	1,480	24,435
LSI Industries, Inc.	314	2,076
ManpowerGroup, Inc. (6)	804	94,727
Marten Transport, Ltd.	435	8,939
Masco Corp.	7,410	289,064
Masonite International Corp. (3)	23	1,592
MasTec, Inc. (3)	171	7,934
Matson, Inc.	764	21,530
Meritor, Inc. (3)	871	22,655
Miller Industries, Inc./TN	675	18,866
Moog, Inc. (3)	843	70,331
MSA Safety, Inc.	265	21,070
MSC Industrial Direct Co., Inc.	661	49,952
National Presto Industries, Inc. (6)	57	6,068
Navigant Consulting, Inc. (3)	180	3,046
Navios Maritime Holdings, Inc. (3)	623	1,040
NCI Building Systems, Inc. (3)	1,179	18,392
Nexeo Solutions, Inc. (3)	1,683	12,286
NN, Inc.	91	2,639
Norfolk Southern Corp.	1,512	199,947
Northrop Grumman Corp.	1,925	553,861
Old Dominion Freight Line, Inc.	183	20,150
Omega Flex, Inc.	24	1,724
On Assignment, Inc. (3)	823	44,179
Orbital ATK, Inc.	164	21,838
Oshkosh Corp.	576	47,543
Owens Corning	4,099	317,058
PAM Transportation Services, Inc. (3)	90	2,154
Parker-Hannifin Corp.	1,354	236,977
Park-Ohio Holdings Corp.	648	29,549
PGT Innovations, Inc. (3)	481	7,191
Pitney Bowes, Inc. (6)	3,118	43,683
Ply Gem Holdings, Inc. (3)	2,301	39,232
Powell Industries, Inc.	55	1,649
Primoris Services Corp.	600	17,652
Quad/Graphics, Inc.	1,300	29,393
Quanta Services, Inc. (3)	1,217	45,479
Radiant Logistics, Inc. (3)	409	2,172
Regal Beloit Corp.	1,096	86,584
Resources Connection, Inc.	1,516	21,072

Robert Half International, Inc.	3,753	188,926
Rockwell Automation, Inc. (6)	3,667	653,496
RPX Corp. (3)	2,812	37,343
RR Donnelley & Sons Co.	507	5,222
Rush Enterprises, Inc. - Class A (3)	697	32,264
Rush Enterprises, Inc. - Class B (3)	124	5,409
Ryder System, Inc.	1,088	91,990
Saia, Inc. (3)	261	16,352
Schneider National, Inc.	2,915	73,750
Southwest Airlines Co. (6)	6,815	381,504
SP Plus Corp. (3)	534	21,093
Spirit AeroSystems Holdings, Inc. (6)	1,725	134,067
SPX FLOW, Inc. (3)	216	8,329
Steelcase, Inc.	2,718	41,857
Sterling Construction Co., Inc. (3)	138	2,102
Terex Corp.	200	9,004
Timken Co./The	1,204	58,454
Titan Machinery, Inc. (3)	124	1,926
Toro Co./The	2,709	168,121
TPI Composites, Inc. (3)	214	4,781
TransUnion (3)	2,059	97,308
Trex Co., Inc. (3)	40	3,603
TriNet Group, Inc. (3)	233	7,833
Triumph Group, Inc.	218	6,486
TrueBlue, Inc. (3)	2,708	60,795
Union Pacific Corp. (6)	5,539	642,358
United Continental Holdings, Inc. (3)(6)	7,053	429,387
United Technologies Corp.	3,181	369,250
USA Truck, Inc. (3)	577	8,107
Valmont Industries, Inc.	191	30,197
Vectrus, Inc. (3)	152	4,688
Veritiv Corp. (3)	358	11,635
Vicor Corp. (3)	213	5,027
Wabash National Corp.	765	17,457
WABCO Holdings, Inc. (3)	1,140	168,720
Watsco, Inc.	448	72,159
Werner Enterprises, Inc.	587	21,455
WESCO International, Inc. (3)	589	34,309
West Corp. (6)	125	2,934
Willis Lease Finance Corp. (3)	545	13,402
YRC Worldwide, Inc. (3)	1,108	15,290

		16,613,350

Information Technology - 20.2%
Accenture PLC (6)	5,979	807,584
Activision Blizzard, Inc.	10,759	694,063
Actua Corp. (3)	279	4,269
Adobe Systems, Inc. (3)(6)	5,448	812,733
ADTRAN, Inc.	451	10,824
Advanced Energy Industries, Inc. (3)	349	28,185
ALJ Regional Holdings, Inc. (3)	2,517	8,709
Alpha & Omega Semiconductor, Ltd. (3)	1,000	16,490
Alphabet, Inc. - Class C (3)(6)	1,320	1,266,025
Alphabet, Inc. - Class A (3)(6)	385	374,882
Ambarella, Inc. (3)	47	2,303
Amdocs, Ltd.	740	47,597
American Software, Inc./GA	1,306	14,836
Amkor Technology, Inc. (3)	4,498	47,454
Anixter International, Inc. (3)	702	59,670
ANSYS, Inc. (3)	2,029	249,019
Apple, Inc. (6)	15,448	2,380,846
Applied Materials, Inc. (6)	17,871	930,900
Applied Optoelectronics, Inc. (3)	12	776
ARRIS International PLC (3)(6)	4,522	128,832
Arrow Electronics, Inc. (3)	1,786	143,612
Aspen Technology, Inc. (3)	3,060	192,199
AutoWeb, Inc. (3)	339	2,336
Avid Technology, Inc. (3)	1,619	7,350
Axcelis Technologies, Inc. (3)	90	2,462
Bankrate, Inc. (3)	129	1,800
Barracuda Networks, Inc. (3)	698	16,913
Bel Fuse, Inc.	63	1,966
Benchmark Electronics, Inc. (3)	1,147	39,170
Black Box Corp.	1,508	4,901
Booz Allen Hamilton Holding Corp. (6)	2,553	95,457
Bottomline Technologies de, Inc. (3)	392	12,477
Broadcom, Ltd.	386	93,620
Broadridge Financial Solutions, Inc. (6)	611	49,381

Brooks Automation, Inc.	219	6,649
CA, Inc.	17,036	568,662
Cabot Microelectronics Corp.	117	9,352
CACI International, Inc. (3)	580	80,823
Cadence Design Systems, Inc. (3)(6)	11,224	443,011
Carbonite, Inc. (3)	269	5,918
Care.com, Inc. (3)	465	7,389
CDK Global, Inc.	1,160	73,184
CDW Corp./DE	1,053	69,498
Ciena Corp. (3)	769	16,895
Cirrus Logic, Inc. (3)	1,272	67,823
Cisco Systems, Inc. (6)	23,207	780,451
Citrix Systems, Inc. (3)(6)	2,021	155,253
Cohu, Inc.	256	6,103
CommerceHub, Inc. (3)	648	13,835
CommerceHub, Inc. (3)	453	10,224
CommVault Systems, Inc. (3)	802	48,762
Comtech Telecommunications Corp.	470	9,649
Control4 Corp. (3)	207	6,098
Convergys Corp.	582	15,068
CoreLogic, Inc./United States (3)	1,739	80,377
Corning, Inc.	17,855	534,222
CPI Card Group, Inc.	980	1,156
CSG Systems International, Inc.	545	21,855
CSRA, Inc.	983	31,721
Daktronics, Inc.	678	7,166
DHI Group, Inc. (3)	2,979	7,745
Digi International, Inc. (3)	447	4,738
Diodes, Inc. (3)	886	26,518
Dolby Laboratories, Inc.	194	11,159
DSP Group, Inc. (3)	321	4,173
DST Systems, Inc.	948	52,026
DXC Technology Co.	4,340	372,719
Eastman Kodak Co. (3)	379	2,786
eBay, Inc. (3)(6)	19,177	737,547
Electronic Arts, Inc. (3)(6)	7,076	835,393
Electronics For Imaging, Inc. (3)	254	10,841
Endurance International Group Holdings, Inc. (3)	1,511	12,390
Entegris, Inc.	540	15,579
ePlus, Inc. (3)	35	3,236
Etsy, Inc. (3)	330	5,570
Everi Holdings, Inc. (3)	995	7,552
EVERTEC, Inc.	2,364	37,469
Exa Corp. (3)	218	5,271
ExlService Holdings, Inc. (3)	913	53,246
Extreme Networks, Inc. (3)	82	975
F5 Networks, Inc. (3)	2,715	327,320
Facebook, Inc. (3)(6)	7,085	1,210,614
Fair Isaac Corp.	728	102,284
First Solar, Inc. (3)	28	1,285
Five9, Inc. (3)	348	8,317
FLIR Systems, Inc.	967	37,626
FormFactor, Inc. (3)	466	7,852
Forrester Research, Inc.	832	34,819
Fortinet, Inc. (3)	1,003	35,948
Genpact, Ltd.	1,808	51,980
GoDaddy, Inc. (3)	694	30,196
Hackett Group, Inc./The	1,619	24,593
Hewlett Packard Enterprise Co. (3)	6,103	89,775
HP, Inc. (6)	38,826	774,967
IAC/InterActiveCorp (3)	1,020	119,932
Ichor Holdings, Ltd. (3)	36	965
Information Services Group, Inc. (3)	228	917
Insight Enterprises, Inc. (3)	188	8,633
Intel Corp. (6)	17,528	667,466
InterDigital, Inc./PA	156	11,505
International Business Machines Corp.	3,659	530,848
Intevac, Inc. (3)	307	2,594
Intuit, Inc. (6)	5,085	722,782
IPG Photonics Corp. (3)	8	1,480
j2 Global, Inc.	149	11,008
Jabil, Inc.	4,619	131,872
Juniper Networks, Inc.	9,186	255,646
Kimball Electronics, Inc. (3)	649	14,051
KLA-Tencor Corp. (6)	1,136	120,416
Lam Research Corp.	679	125,642
LivePerson, Inc. (3)	367	4,973
LogMeIn, Inc. (6)	55	6,053
Majesco (3)	182	908

Manhattan Associates, Inc. (3)	378	15,713
ManTech International Corp./VA	33	1,457
Marvell Technology Group, Ltd.	3,267	58,479
Mastercard, Inc. (6)	1,765	249,218
Maxim Integrated Products, Inc. (6)	4,450	212,310
MAXIMUS, Inc.	467	30,122
Methode Electronics, Inc.	1,000	42,350
Micron Technology, Inc. (3)(6)	8,404	330,529
Microsoft Corp. (6)	23,374	1,741,129
MicroStrategy, Inc. (3)	115	14,687
Mitek Systems, Inc. (3)	683	6,489
MKS Instruments, Inc.	259	24,463
Motorola Solutions, Inc. (6)	1,297	110,076
Nanometrics, Inc. (3)	453	13,046
NCR Corp. (3)(6)	1,556	58,381
NetApp, Inc. (6)	2,779	121,609
NETGEAR, Inc. (3)	249	11,852
NIC, Inc.	194	3,327
Nuance Communications, Inc. (3)	5,178	81,398
NVE Corp.	58	4,580
NVIDIA Corp. (6)	1,827	326,613
Ominto, Inc. (3)	275	1,238
ON Semiconductor Corp. (3)	4,722	87,215
Oracle Corp. (6)	12,009	580,635
PC Connection, Inc.	493	13,898
PCM, Inc. (3)	177	2,478
Pegasystems, Inc.	55	3,171
Perficient, Inc. (3)	1,291	25,394
PFSweb, Inc. (3)	1,866	15,581
Photronics, Inc. (3)	2,435	21,550
Pixelworks, Inc. (3)	158	744
Planet Payment, Inc. (3)	776	3,329
Plantronics, Inc.	818	36,172
Plexus Corp. (3)	1,022	57,314
Progress Software Corp. (6)	1,633	62,332
QAD, Inc.	423	14,530
Qualys, Inc. (3)	439	22,740
Quantum Corp. (3)	901	5,514
QuinStreet, Inc. (3)	327	2,403
Radisys Corp. (3)	536	734
RealPage, Inc. (3)	735	29,327
Red Hat, Inc. (3)	5,303	587,891
RingCentral, Inc. (3)	976	40,748
Rogers Corp. (3)	63	8,397
Rosetta Stone, Inc. (3)	2,457	25,086
Rudolph Technologies, Inc. (3)	605	15,912
Sanmina Corp. (3)(6)	1,348	50,078
ScanSource, Inc. (3)	1,474	64,340
Science Applications International Corp.	635	42,450
Semtech Corp. (3)(6)	750	28,163
Shutterstock, Inc. (3)	23	766
Skyworks Solutions, Inc.	2,906	296,121
Stamps.com, Inc. (3)	34	6,890
StarTek, Inc. (3)	152	1,786
Sykes Enterprises, Inc. (3)	2,574	75,058
Synaptics, Inc. (3)	371	14,536
Synchronoss Technologies, Inc. (3)	573	5,346
Synopsys, Inc. (3)(6)	8,455	680,881
Take-Two Interactive Software, Inc. (3)	748	76,468
Tech Data Corp. (3)	862	76,589
TechTarget, Inc. (3)	197	2,352
TeleTech Holdings, Inc.	863	36,030
Teradyne, Inc.	1,879	70,068
Texas Instruments, Inc. (6)	9,468	848,712
Tintri, Inc. (3)	681	2,138
TiVo Corp.	1,286	25,527
Travelport Worldwide, Ltd.	10,309	161,851
TTM Technologies, Inc. (3)	290	4,457
Ubiquiti Networks, Inc. (3)	28	1,569
Unisys Corp. (3)	833	7,081
USA Technologies, Inc. (3)	363	2,269
Varonis Systems, Inc. (3)	264	11,062
Verint Systems, Inc. (3)	681	28,500
Versum Materials, Inc.	532	20,652
Vishay Precision Group, Inc. (3)	40	976
Web.com Group, Inc. (3)	793	19,825
Western Digital Corp.	3,009	259,978
Xcerra Corp. (3)	139	1,369
Xerox Corp.	2,877	95,775

XO Group, Inc. (3)	868	17,074
Yelp, Inc. (3)	110	4,763
Zix Corp. (3)	2,030	9,927
Zynga, Inc. (3)	5,312	20,079

		27,496,652

Materials - 2.8%
A Schulman, Inc.	84	2,869
AK Steel Holding Corp. (3)	772	4,315
Avery Dennison Corp. (6)	1,017	100,012
Berry Global Group, Inc. (3)	2,150	121,798
Boise Cascade Co. (3)	1,079	37,657
Cabot Corp.	1,296	72,317
Celanese Corp.	54	5,631
Chemours Co./The	207	10,476
Commercial Metals Co.	664	12,636
Core Molding Technologies, Inc.	145	3,181
Crown Holdings, Inc. (3)	5,084	303,616
Domtar Corp.	873	37,879
Eastman Chemical Co.	4,084	369,561
Forterra, Inc. (3)	466	2,097
Freeport-McMoRan, Inc. (3)	9,073	127,385
Gold Resource Corp.	515	1,931
Hawkins, Inc.	261	10,649
Huntsman Corp.	2,728	74,802
Ingevity Corp. (3)	170	10,620
Innophos Holdings, Inc.	598	29,416
Kaiser Aluminum Corp.	326	33,624
KMG Chemicals, Inc.	79	4,336
Koppers Holdings, Inc. (3)	319	14,722
Kraton Corp. (3)	698	28,227
Louisiana-Pacific Corp. (3)	3,843	104,068
LyondellBasell Industries NV (6)	7,646	757,336
Myers Industries, Inc.	263	5,510
Neenah Paper, Inc.	433	37,043
Nucor Corp. (6)	6,702	375,580
OMNOVA Solutions, Inc. (3)	1,146	12,549
Owens-Illinois, Inc. (3)	3,110	78,248
Packaging Corp of America	3,393	389,109
PolyOne Corp.	650	26,020
Reliance Steel & Aluminum Co. (6)	1,901	144,799
Royal Gold, Inc.	385	33,125
RPM International, Inc.	476	24,438
Ryerson Holding Corp. (3)	511	5,544
Schnitzer Steel Industries, Inc.	381	10,725
Steel Dynamics, Inc. (6)	3,866	133,261
Stepan Co.	519	43,420
SunCoke Energy, Inc. (3)	327	2,989
Tahoe Resources, Inc. (3)	1,079	5,686
Tredegar Corp.	75	1,350
Trinseo SA	829	55,626
UFP Technologies, Inc. (3)	1,086	30,517
United States Lime & Minerals, Inc.	272	22,848
Valhi, Inc.	2,247	5,460
Valvoline, Inc.	1,030	24,154
Worthington Industries, Inc.	373	17,158

		3,766,320

Real Estate Investment Trust - 2.2%
Alexander & Baldwin, Inc.	56	2,594
Altisource Portfolio Solutions SA (3)	256	6,623
American Assets Trust, Inc.	1,291	51,343
American Homes 4 Rent	880	19,105
American Tower Corp.	963	131,623
Apple Hospitality REIT, Inc.	269	5,087
Armada Hoffler Properties, Inc.	371	5,124
Ashford Hospitality Trust, Inc.	764	5,096
Bluerock Residential Growth REIT, Inc.	624	6,901
Brandywine Realty Trust	478	8,360
Brixmor Property Group, Inc.	3,402	63,958
Camden Property Trust	202	18,473
CatchMark Timber Trust, Inc.	317	3,997
CBL & Associates Properties, Inc.	3,414	28,643
Cedar Realty Trust, Inc.	4,664	26,212
Chesapeake Lodging Trust	77	2,077
Clipper Realty, Inc.	887	9,500
Corporate Office Properties Trust	1,556	51,083

CubeSmart	1,138	29,542
DCT Industrial Trust, Inc.	563	32,609
DDR Corp.	4,888	44,774
Douglas Emmett, Inc.	642	25,308
Duke Realty Corp.	767	22,105
Equity LifeStyle Properties, Inc.	833	70,872
Extra Space Storage, Inc.	30	2,398
Farmland Partners, Inc.	928	8,389
First Industrial Realty Trust, Inc.	261	7,853
First Potomac Realty Trust	159	1,771
Forest City Realty Trust, Inc.	932	23,775
Gaming and Leisure Properties, Inc. (6)	4,203	155,049
Global Medical REIT, Inc.	1,008	9,052
Global Net Lease, Inc.	2,004	43,868
Government Properties, Inc.ome Trust	448	8,409
Healthcare Trust of America, Inc.	644	19,191
Host Hotels & Resorts, Inc.	2,434	45,005
Hudson Pacific Properties, Inc.	124	4,158
Independence Realty Trust, Inc.	1,606	16,333
Investors Real Estate Trust	1,138	6,953
Invitation Homes, Inc.	7,266	164,575
Iron Mountain, Inc.	202	7,858
Kennedy-Wilson Holdings, Inc.	90	1,670
Kimco Realty Corp.	1,183	23,128
Kite Realty Group Trust	2,687	54,412
Lamar Advertising Co.	1,004	68,804
Lexington Realty Trust (6)	13,063	133,504
Liberty Property Trust (6)	4,026	165,308
LTC Properties, Inc.	248	11,651
Macerich Co./The	1,166	64,095
Marcus & Millichap, Inc. (3)	68	1,835
Monmouth Real Estate Investment Corp.	95	1,538
National Health Investors, Inc. (6)	1,138	87,956
National Storage Affiliates Trust	63	1,527
New Senior Investment Group, Inc.	5,640	51,606
NexPoint Residential Trust, Inc.	73	1,732
Outfront Media, Inc.	1,722	43,360
Parkway, Inc.	116	2,671
Pennsylvania Real Estate Investment Trust	2,093	21,956
Potlatch Corp.	103	5,253
PS Business Parks, Inc.	311	41,519
QTS Realty Trust, Inc.	99	5,184
RAIT Financial Trust	4,373	3,192
Ramco-Gershenson Properties Trust	1,535	19,970
Retail Properties of America, Inc.	2,589	33,994
RLJ Lodging Trust (6)	966	21,252
Sabra Health Care REIT, Inc.	1,351	29,641
Saul Centers, Inc.	225	13,930
SBA Communications Corp. (3)	446	64,246
Seritage Growth Properties	942	43,398
Simon Property Group, Inc.	1,612	259,548
Spirit Realty Capital, Inc.	9,032	77,404
St. Joe Co./The (3)	114	2,149
STORE Capital Corp.	955	23,751
Tanger Factory Outlet Centers, Inc.	1,538	37,558
Taubman Centers, Inc.	635	31,560
Tejon Ranch Co. (3)	300	6,330
Trinity Place Holdings, Inc. (3)	1,990	13,970
Uniti Group, Inc.	2,337	34,260
Urban Edge Properties	1,328	32,031
VEREIT, Inc.	12,258	101,619
Vornado Realty Trust	34	2,614
Washington Prime Group, Inc.	3,957	32,962
Washington Real Estate Investment Trust	191	6,257
Weingarten Realty Investors	190	6,031
Whitestone REIT	919	11,993
Xenia Hotels & Resorts, Inc.	1,797	37,827

		2,931,842

Telecommunication Services - 1.9%
AT&T, Inc. (6)	22,331	874,705
ATN International, Inc.	169	8,906
Cincinnati Bell, Inc. (3)	517	10,262
Cogent Communications Holdings, Inc.	390	19,071
Consolidated Communications Holdings, Inc.	671	12,803
Frontier Communications Corp.	897	10,576
Hawaiian Telcom Holdco, Inc. (3)	493	14,701
IDT Corp.	369	5,196

Level 3 Communications, Inc. (3)	5,103	271,939
Lumos Networks Corp. (3)	63	1,129
NII Holdings, Inc. (3)	2,594	1,193
Ooma, Inc. (3)	552	5,824
ORBCOMM, Inc. (3)	569	5,957
Spok Holdings, Inc.	428	6,570
Telephone & Data Systems, Inc. (6)	3,200	89,248
T-Mobile US, Inc. (3)(6)	9,589	591,258
United States Cellular Corp. (3)	381	13,487
Verizon Communications, Inc. (6)	11,287	558,594
Vonage Holdings Corp. (3)	2,217	18,046
Windstream Holdings, Inc.	2,790	4,938
Zayo Group Holdings, Inc. (3)	339	11,668

		2,536,071
Utilities - 4.6%
AES Corp./VA (6)	18,322	201,908
ALLETE, Inc.	1,763	136,262
American States Water Co.	1,625	80,031
American Water Works Co., Inc.	3,324	268,945
Artesian Resources Corp.	498	18,824
Atlantic Power Corp. (3)	2,052	5,027
California Water Service Group	118	4,502
Calpine Corp. (3)	1,042	15,370
CenterPoint Energy, Inc. (6)	20,976	612,709
Consolidated Water Co., Ltd.	572	7,322
DTE Energy Co. (6)	4,264	457,783
El Paso Electric Co.	1,987	109,782
Exelon Corp. (6)	16,511	621,969
MDU Resources Group, Inc.	5,491	142,491
National Fuel Gas Co. (6)	903	51,119
New Jersey Resources Corp.	4,398	185,376
NorthWestern Corp.	2,797	159,261
NRG Energy, Inc.	3,693	94,504
NRG Yield, Inc.	6,928	131,424
Ormat Technologies, Inc.	835	50,977
Pattern Energy Group, Inc.	1,365	32,897
Pinnacle West Capital Corp.	2,105	177,999
PNM Resources, Inc.	4,216	169,905
Portland General Electric Co. (6)	2,389	109,034
PPL Corp. (6)	16,386	621,849
SJW Group	455	25,753
Southwest Gas Holdings, Inc. (6)	1,001	77,698
Spark Energy, Inc.	214	3,210
UGI Corp. (6)	12,503	585,891
Unitil Corp.	1,102	54,505
Vectren Corp. (6)	8,107	533,197
Xcel Energy, Inc.	11,172	528,641

		6,276,165

Total Common Stocks - Long	(Cost $ 117,149,999)	129,797,449

Options Purchased - 0.0%

Standard & Poors 500 Emini Futures, Put @ $2,470, Expiring December 2017 (3)	10	14,450

Total Options Purchased	(Cost $32,901)	14,450

Money Market Registered Investment Companies - 1.5%

Morgan Stanley Government Institutional Fund, 0.90% (5)	18,753	18,753
Meeder Institutional Prime Money Market Fund, 1.12% (7)	2,067,331	2,067,331

Total Money Market Registered Investment Companies	(Cost $2,086,084)	2,086,084

Bank Obligations - 0.6%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (8)	248,369		248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (8)	248,380		248,380
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (8)	248,547		248,547

Total Bank Obligations	(Cost $745,296)		745,296

Total Investments - Long - 97.8%	(Cost $ 120,014,280)	(2)	132,643,279

Total Securities Sold Short - (39.6%)	(Proceeds Received $ (50,813,427))		(53,671,208)

Other Assets less Liabilities - 41.8%			56,641,941

Total Net Assets - 100.0%			135,614,012

Common Stocks - Short - (39.6%)

Consumer Discretionary - (4.4%)
Acushnet Holdings Corp.	(84)	(1,492)
Adient PLC	(2,782)	(233,660)
Advance Auto Parts, Inc.	(271)	(26,883)
AMC Entertainment Holdings, Inc.	(555)	(8,159)
America's Car-Mart, Inc./TX (3)	(139)	(5,716)
At Home Group, Inc. (3)	(241)	(5,504)
AutoNation, Inc. (3)	(341)	(16,184)
AV Homes, Inc. (3)	(564)	(9,673)
Barnes & Noble Education, Inc. (3)	(320)	(2,083)
Beasley Broadcast Group, Inc.	(69)	(807)
Belmond, Ltd. (3)	(3,882)	(52,989)
Boot Barn Holdings, Inc. (3)	(240)	(2,136)
CarMax, Inc. (3)	(3,412)	(258,664)
Carriage Services, Inc.	(702)	(17,971)
Carvana Co. (3)	(58)	(851)
Century Communities, Inc. (3)	(482)	(11,905)
Chegg, Inc. (3)	(767)	(11,382)
Chipotle Mexican Grill, Inc. (3)	(88)	(27,089)
Clarus Corp. (3)	(266)	(1,995)
Conn's, Inc. (3)	(83)	(2,336)
Core-Mark Holding Co., Inc.	(375)	(12,053)
Daily Journal Corp. (3)	(73)	(15,959)
Discovery Communications, Inc. (3)	(3,288)	(70,002)
Drive Shack, Inc.	(1,325)	(4,783)
Duluth Holdings, Inc. (3)	(324)	(6,574)
Emerald Expositions Events, Inc.	(3,820)	(88,777)
Empire Resorts, Inc. (3)	(82)	(1,833)
EW Scripps Co./The (3)	(494)	(9,440)
Expedia, Inc.	(218)	(31,379)
Floor & Decor Holdings, Inc. (3)	(426)	(16,584)
Fossil Group, Inc. (3)	(157)	(1,465)
Gaia, Inc. (3)	(440)	(5,280)
Garmin, Ltd.	(131)	(7,070)
Genuine Parts Co.	(362)	(34,625)
G-III Apparel Group, Ltd. (3)	(404)	(11,724)
Green Brick Partners, Inc. (3)	(319)	(3,158)
Groupon, Inc. (3)	(1,054)	(5,481)
Guess?, Inc.	(47)	(800)
Habit Restaurants, Inc./The (3)	(267)	(3,484)
Hanesbrands, Inc.	(11,003)	(271,114)
Harley-Davidson, Inc.	(103)	(4,966)
Hilton Worldwide Holdings, Inc.	(9,198)	(638,801)
Horizon Global Corp. (3)	(256)	(4,516)
Houghton Mifflin Harcourt Co. (3)	(641)	(7,724)
IMAX Corp. (3)	(286)	(6,478)
Lennar Corp.	(6,543)	(345,470)
LGI Homes, Inc. (3)	(384)	(18,651)
Liberty Broadband Corp. (3)	(4,040)	(385,012)
Liberty Media Corp-Liberty Braves - Class A (3)	(1,034)	(26,233)
Liberty Media Corp-Liberty Braves - Class C (3)	(1,765)	(44,602)
Liberty Media Corp-Liberty Formula One (3)	(4,560)	(166,394)
Liberty Ventures (3)	(1,772)	(101,979)
Lindblad Expeditions Holdings, Inc. (3)	(1,520)	(16,264)
Lithia Motors, Inc.	(90)	(10,828)
Loral Space & Communications, Inc. (3)	(34)	(1,683)
Lumber Liquidators Holdings, Inc. (3)	(29)	(1,130)
Madison Square Garden Co./The (3)	(245)	(52,455)
MarineMax, Inc. (3)	(498)	(8,242)
Marriott International, Inc./MD	(5,230)	(576,660)
Marriott Vacations Worldwide Corp.	(175)	(21,793)
Mattel, Inc.	(4,289)	(66,394)
Meredith Corp.	(132)	(7,326)
Monro, Inc.	(343)	(19,225)
Motorcar Parts of America, Inc. (3)	(447)	(13,169)
Netflix, Inc. (3)	(3,312)	(600,631)
Newell Brands, Inc.	(1,515)	(64,645)
Nexstar Media Group, Inc.	(336)	(20,933)
Party City Holdco, Inc. (3)	(2,025)	(27,439)
Penske Automotive Group, Inc.	(573)	(27,258)
PICO Holdings, Inc. (3)	(287)	(4,793)
Planet Fitness, Inc.	(920)	(24,822)

Polaris Industries, Inc.	(1,140)	(119,278)
Red Lion Hotels Corp. (3)	(1,396)	(12,075)
Ruby Tuesday, Inc. (3)	(365)	(781)
Scientific Games Corp. (3)	(30)	(1,376)
Sequential Brands Group, Inc. (3)	(1,401)	(4,189)
Shake Shack, Inc. (3)	(1,170)	(38,879)
Sonic Automotive, Inc.	(149)	(3,040)
Sotheby's (3)	(476)	(21,948)
Sportsman's Warehouse Holdings, Inc. (3)	(167)	(753)
Superior Industries International, Inc.	(778)	(12,954)
Tempur Sealy International, Inc. (3)	(565)	(36,454)
Tesla, Inc. (3)	(1,527)	(520,860)
Tractor Supply Co.	(635)	(40,189)
TRI Pointe Group, Inc. (3)	(11,654)	(160,942)
Tribune Media Co.	(788)	(32,198)
Under Armour, Inc. (3)	(8,614)	(141,959)
Universal Electronics, Inc. (3)	(341)	(21,619)
Viacom, Inc.	(258)	(9,469)
VOXX International Corp. (3)	(311)	(2,659)
Wayfair, Inc. (3)	(230)	(15,502)
William Lyon Homes (3)	(393)	(9,035)
Wingstop, Inc.	(525)	(17,456)
Wolverine World Wide, Inc.	(863)	(24,898)
World Wrestling Entertainment, Inc.	(720)	(16,956)
Yum! Brands, Inc.	(3,494)	(257,193)
Zoe's Kitchen, Inc. (3)	(89)	(1,124)

		(6,139,366)

Consumer Staples - (2.4%)
Alico, Inc.	(201)	(6,864)
Altria Group, Inc.	(4,191)	(265,793)
Andersons, Inc./The	(1,063)	(36,408)
B&G Foods, Inc.	(2,012)	(64,082)
Bob Evans Farms, Inc./DE	(23)	(1,783)
Calavo Growers, Inc.	(608)	(44,506)
Cal-Maine Foods, Inc.	(816)	(33,538)
Casey's General Stores, Inc.	(1,154)	(126,305)
Chefs' Warehouse, Inc./The (3)	(165)	(3,185)
Clorox Co./The	(2,018)	(266,194)
Coty, Inc.	(1,760)	(29,093)
Craft Brew Alliance, Inc. (3)	(207)	(3,633)
elf Beauty, Inc. (3)	(1,133)	(25,549)
Farmer Brothers Co. (3)	(80)	(2,628)
Fresh Del Monte Produce, Inc.	(101)	(4,591)
Freshpet, Inc. (3)	(1,091)	(17,074)
Hain Celestial Group, Inc./The (3)	(405)	(16,666)
HRG Group, Inc. (3)	(146)	(2,279)
Kellogg Co.	(8,047)	(501,891)
Kraft Heinz Co./The	(7,104)	(550,915)
Landec Corp. (3)	(268)	(3,471)
Limoneira Co.	(38)	(880)
MGP Ingredients, Inc.	(390)	(23,646)
Mondelez International, Inc.	(11,705)	(475,925)
PriceSmart, Inc.	(897)	(80,057)
Primo Water Corp. (3)	(768)	(9,101)
Seneca Foods Corp. (3)	(441)	(15,215)
Smart & Final Stores, Inc. (3)	(163)	(1,280)
Snyder's-Lance, Inc.	(1,733)	(66,097)
Spectrum Brands Holdings, Inc.	(842)	(89,185)
Tootsie Roll Industries, Inc.	(3,186)	(121,068)
TreeHouse Foods, Inc. (3)	(1,169)	(79,176)
Universal Corp./VA	(212)	(12,148)
Vector Group, Ltd.	(6,407)	(131,151)
WD-40 Co.	(1,669)	(186,761)

		(3,298,138)

Energy - (0.6%)
Antero Resources Corp. (3)	(1,262)	(25,114)
Apache Corp.	(1,482)	(67,876)
Ardmore Shipping Corp.	(146)	(1,205)
Bristow Group, Inc.	(170)	(1,590)
Callon Petroleum Co. (3)	(221)	(2,484)
Chesapeake Energy Corp. (3)	(1,817)	(7,813)
Clean Energy Fuels Corp. (3)	(1,151)	(2,854)
Continental Resources, Inc./OK (3)	(4,123)	(159,189)
DHT Holdings, Inc.	(2,842)	(11,311)
Dorian LPG, Ltd. (3)	(710)	(4,842)

Energy XXI Gulf Coast, Inc. (3)	(135)	(1,396)
Ensco PLC	(1,592)	(9,504)
Extraction Oil & Gas, Inc. (3)	(474)	(7,295)
Frontline, Ltd./Bermuda	(130)	(785)
Geospace Technologies Corp. (3)	(214)	(3,813)
Golar LNG, Ltd.	(987)	(22,316)
Helix Energy Solutions Group, Inc. (3)	(173)	(1,278)
Hess Corp.	(5,366)	(251,612)
International Seaways, Inc. (3)	(508)	(10,008)
Jones Energy, Inc. (3)	(1)	(2)
Key Energy Services, Inc. (3)	(319)	(4,201)
Noble Corp. plc	(238)	(1,095)
Oasis Petroleum, Inc. (3)	(1,156)	(10,543)
Parsley Energy, Inc. (3)	(736)	(19,386)
Pioneer Energy Services Corp. (3)	(430)	(1,097)
Range Resources Corp.	(353)	(6,908)
Rosehill Resources, Inc. (3)	(425)	(3,498)
SEACOR Holdings, Inc. (3)	(208)	(9,591)
SEACOR Marine Holdings, Inc. (3)	(216)	(3,378)
Select Energy Services, Inc. (3)	(2,143)	(34,117)
SM Energy Co.	(354)	(6,280)
Tellurian, Inc. (3)	(1,125)	(12,015)
Weatherford International PLC (3)	(5,758)	(26,372)
Whiting Petroleum Corp. (3)	(425)	(2,321)
WildHorse Resource Development Corp. (3)	(1,459)	(19,434)

		(752,523)

Financials - (12.8%)
Affiliated Managers Group, Inc.	(733)	(139,145)
Ambac Financial Group, Inc. (3)	(2,844)	(49,087)
American International Group, Inc.	(9,280)	(569,699)
Ameris Bancorp	(354)	(16,992)
AmTrust Financial Services, Inc.	(1,116)	(15,021)
Ares Commercial Real Estate Corp.	(1,926)	(25,635)
Arrow Financial Corp.	(341)	(11,713)
Associated Capital Group, Inc.	(905)	(32,309)
Bancorp, Inc./The (3)	(2,233)	(18,467)
Bank of Hawaii Corp.	(5,642)	(470,317)
Bank of the Ozarks	(5,980)	(287,339)
BankUnited, Inc.	(131)	(4,660)
BlackRock, Inc.	(1,413)	(631,738)
Blue Hills Bancorp, Inc.	(684)	(13,133)
BofI Holding, Inc. (3)	(867)	(24,683)
Bridge Bancorp, Inc.	(869)	(29,503)
Brookline Bancorp, Inc.	(473)	(7,332)
Capital Bank Financial Corp.	(283)	(11,617)
Capitol Federal Financial, Inc.	(204)	(2,999)
Capstar Financial Holdings, Inc. (3)	(629)	(12,316)
Capstead Mortgage Corp.	(10,855)	(104,751)
Charles Schwab Corp./The	(12,549)	(548,893)
Chemical Financial Corp.	(2,051)	(107,185)
Cincinnati Financial Corp.	(7,342)	(562,177)
CIT Group, Inc.	(10,625)	(521,156)
CME Group, Inc.	(2,532)	(343,542)
Columbia Banking System, Inc.	(1,410)	(59,375)
Community Bank System, Inc.	(10,780)	(595,595)
ConnectOne Bancorp, Inc.	(3,208)	(78,917)
Cowen, Inc. (3)	(635)	(11,303)
Customers Bancorp, Inc. (3)	(3,324)	(108,429)
CVB Financial Corp.	(22,827)	(551,729)
CYS Investments, Inc.	(15,387)	(132,944)
Donegal Group, Inc.	(49)	(790)
Ellington Residential Mortgage REIT	(681)	(9,888)
FactSet Research Systems, Inc.	(992)	(178,669)
Financial Engines, Inc.	(2,778)	(96,536)
First Financial Bankshares, Inc.	(9,370)	(423,524)
First Horizon National Corp.	(18,778)	(359,599)
First Republic Bank/CA	(5,762)	(601,899)
Flagstar Bancorp, Inc. (3)	(1,000)	(35,480)
FNB Corp./PA	(3,429)	(48,109)
Franklin Financial Network, Inc. (3)	(76)	(2,709)
German American Bancorp, Inc.	(222)	(8,443)
Glacier Bancorp, Inc.	(977)	(36,892)
Global Indemnity, Ltd. (3)	(940)	(39,856)
Goldman Sachs Group, Inc./The	(2,468)	(585,385)
Granite Point Mortgage Trust, Inc.	(2,701)	(50,590)
Green Bancorp, Inc. (3)	(85)	(2,010)
Guaranty Bancshares, Inc./TX	(334)	(10,685)

Hamilton Lane, Inc.	(280)	(7,518)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(3,290)	(80,177)
HarborOne Bancorp, Inc. (3)	(249)	(4,684)
Home BancShares, Inc./AR	(2,255)	(56,871)
Horace Mann Educators Corp.	(264)	(10,388)
IBERIABANK Corp.	(789)	(64,816)
Interactive Brokers Group, Inc.	(2,262)	(101,880)
Investar Holding Corp.	(302)	(7,278)
Investors Bancorp, Inc.	(3,351)	(45,708)
Investors Title Co.	(5)	(895)
Kemper Corp.	(61)	(3,233)
KKR Real Estate Finance Trust, Inc.	(6,509)	(136,949)
Lakeland Financial Corp.	(174)	(8,477)
LendingClub Corp. (3)	(3,365)	(20,493)
Lincoln National Corp.	(611)	(44,896)
Markel Corp. (3)	(561)	(599,137)
MBIA, Inc. (3)	(3,879)	(33,747)
Mercury General Corp.	(1,674)	(94,899)
MetLife, Inc.	(11,374)	(590,879)
MidSouth Bancorp, Inc.	(530)	(6,387)
Navigators Group, Inc./The	(33)	(1,926)
NBT Bancorp, Inc.	(1,293)	(47,479)
Nelnet, Inc.	(318)	(16,059)
New York Community Bancorp, Inc.	(41,995)	(541,316)
New York Mortgage Trust, Inc.	(32,265)	(198,430)
NI Holdings, Inc. (3)	(3,472)	(62,149)
Northfield Bancorp, Inc.	(279)	(4,841)
OFG Bancorp	(1,019)	(9,324)
On Deck Capital, Inc. (3)	(491)	(2,293)
OneMain Holdings, Inc. (3)	(117)	(3,298)
Oppenheimer Holdings, Inc.	(244)	(4,233)
Opus Bank	(1,851)	(44,424)
Orchid Island Capital, Inc.	(9,280)	(94,563)
Owens Realty Mortgage, Inc.	(918)	(16,717)
Pacific Mercantile Bancorp (3)	(373)	(3,413)
PCSB Financial Corp. (3)	(1,847)	(34,834)
People's United Financial, Inc.	(32,995)	(598,529)
Pinnacle Financial Partners, Inc.	(3,107)	(208,014)
Primerica, Inc.	(1,543)	(125,832)
Prosperity Bancshares, Inc.	(3,469)	(228,017)
Redwood Trust, Inc.	(2,096)	(34,144)
Republic First Bancorp, Inc. (3)	(7,439)	(68,811)
Resource Capital Corp.	(2,863)	(30,863)
RLI Corp.	(3,074)	(176,325)
Safeguard Scientifics, Inc. (3)	(1,197)	(15,980)
ServisFirst Bancshares, Inc.	(6,666)	(258,974)
Signature Bank/New York NY (3)	(1,536)	(196,669)
Simmons First National Corp.	(2,302)	(133,286)
SLM Corp. (3)	(2,875)	(32,976)
Southside Bancshares, Inc.	(3,406)	(123,842)
Starwood Property Trust, Inc.	(26,049)	(565,784)
State Auto Financial Corp.	(1,742)	(45,693)
Sterling Bancorp/DE	(16,683)	(411,236)
Stifel Financial Corp.	(1,114)	(59,554)
Stock Yards Bancorp, Inc.	(1,200)	(45,600)
TD Ameritrade Holding Corp.	(7,318)	(357,118)
Texas Capital Bancshares, Inc. (3)	(3,220)	(276,276)
TFS Financial Corp.	(25,009)	(403,395)
Tiptree, Inc.	(214)	(1,338)
Tompkins Financial Corp.	(1,021)	(87,949)
Trupanion, Inc. (3)	(244)	(6,444)
Union Bankshares Corp.	(673)	(23,757)
United Bankshares, Inc./WV	(6,697)	(248,794)
Validus Holdings, Ltd.	(201)	(9,891)
Virtus Investment Partners, Inc.	(360)	(41,778)
Voya Financial, Inc.	(4,512)	(179,984)
Waddell & Reed Financial, Inc.	(386)	(7,747)
Webster Financial Corp.	(4,331)	(227,594)
Westamerica Bancorporation	(5,603)	(333,603)
Western Asset Mortgage Capital Corp.	(2,560)	(26,803)
White Mountains Insurance Group, Ltd.	(191)	(163,687)
WisdomTree Investments, Inc.	(6,285)	(63,981)

		(17,415,644)

Healthcare - (0.7%)
AAC Holdings, Inc. (3)	(74)	(735)
Abaxis, Inc.	(365)	(16,297)
Acadia Healthcare Co., Inc. (3)	(1,014)	(48,429)

Accelerate Diagnostics, Inc. (3)	(1,053)	(23,640)
Achaogen, Inc. (3)	(328)	(5,232)
Aclaris Therapeutics, Inc. (3)	(99)	(2,555)
Aimmune Therapeutics, Inc. (3)	(31)	(768)
Almost Family, Inc. (3)	(79)	(4,242)
American Renal Associates Holdings, Inc. (3)	(67)	(1,003)
AMN Healthcare Services, Inc. (3)	(377)	(17,229)
Anika Therapeutics, Inc. (3)	(19)	(1,102)
Antares Pharma, Inc. (3)	(784)	(2,540)
Array BioPharma, Inc. (3)	(1,054)	(12,964)
Assembly Biosciences, Inc. (3)	(76)	(2,654)
AtriCure, Inc. (3)	(198)	(4,429)
Becton Dickinson and Co.	(641)	(125,604)
BioScrip, Inc. (3)	(465)	(1,279)
Bio-Techne Corp.	(17)	(2,055)
Brookdale Senior Living, Inc. (3)	(771)	(8,173)
Capital Senior Living Corp. (3)	(1,029)	(12,914)
Castlight Health, Inc. (3)	(1,077)	(4,631)
Celldex Therapeutics, Inc. (3)	(424)	(1,213)
Civitas Solutions, Inc. (3)	(331)	(6,107)
Clearside Biomedical, Inc. (3)	(226)	(1,975)
Collegium Pharmaceutical, Inc. (3)	(91)	(955)
Corindus Vascular Robotics, Inc. (3)	(606)	(921)
Cutera, Inc. (3)	(73)	(3,019)
DENTSPLY SIRONA, Inc.	(790)	(47,250)
Dermira, Inc. (3)	(261)	(7,047)
DexCom, Inc. (3)	(604)	(29,551)
Diplomat Pharmacy, Inc. (3)	(595)	(12,322)
Ensign Group, Inc./The	(740)	(16,717)
Entellus Medical, Inc. (3)	(518)	(9,562)
Envision Healthcare Corp. (3)	(1,724)	(77,494)
Enzo Biochem, Inc. (3)	(355)	(3,717)
Evolent Health, Inc. (3)	(490)	(8,722)
GenMark Diagnostics, Inc. (3)	(1,755)	(16,901)
Heron Therapeutics, Inc. (3)	(307)	(4,958)
Immunomedics, Inc. (3)	(128)	(1,789)
Intra-Cellular Therapies, Inc. (3)	(77)	(1,215)
Invacare Corp.	(459)	(7,229)
iRhythm Technologies, Inc. (3)	(667)	(34,604)
Karyopharm Therapeutics, Inc. (3)	(341)	(3,744)
Keryx Biopharmaceuticals, Inc. (3)	(1,015)	(7,207)
La Jolla Pharmaceutical Co. (3)	(67)	(2,330)
Medicines Co./The (3)	(912)	(33,780)
NanoString Technologies, Inc. (3)	(968)	(15,643)
Nektar Therapeutics (3)	(485)	(11,640)
NeoGenomics, Inc. (3)	(1,462)	(16,272)
Nevro Corp. (3)	(380)	(34,534)
Novelion Therapeutics, Inc. (3)	(197)	(1,385)
OraSure Technologies, Inc. (3)	(69)	(1,553)
Oxford Immunotec Global PLC (3)	(271)	(4,553)
Paratek Pharmaceuticals, Inc. (3)	(153)	(3,840)
Patterson Cos., Inc.	(449)	(17,354)
Penumbra, Inc. (3)	(710)	(64,113)
Prothena Corp. PLC (3)	(49)	(3,174)
R1 RCM, Inc. (3)	(869)	(3,224)
Ra Pharmaceuticals, Inc. (3)	(82)	(1,197)
Revance Therapeutics, Inc. (3)	(31)	(854)
Rockwell Medical, Inc. (3)	(113)	(967)
Sientra, Inc. (3)	(256)	(3,942)
STAAR Surgical Co. (3)	(467)	(5,814)
Synergy Pharmaceuticals, Inc. (3)	(1,411)	(4,092)
Tabula Rasa HealthCare, Inc. (3)	(47)	(1,257)
Teladoc, Inc. (3)	(492)	(16,310)
TESARO, Inc. (3)	(115)	(14,847)
Tetraphase Pharmaceuticals, Inc. (3)	(446)	(3,051)
Theravance Biopharma, Inc. (3)	(269)	(9,211)
Tocagen, Inc. (3)	(932)	(11,613)
ViewRay, Inc. (3)	(901)	(5,190)
Wright Medical Group NV (3)	(1,136)	(29,388)
ZIOPHARM Oncology, Inc. (3)	(122)	(749)

		(924,571)

Industrials - (5.3%)
AAON, Inc.	(1,674)	(57,711)
Actuant Corp.	(2,006)	(51,354)
Acuity Brands, Inc.	(6)	(1,028)
Advanced Disposal Services, Inc. (3)	(364)	(9,169)
Advanced Drainage Systems, Inc.	(1,401)	(28,370)

Advisory Board Co./The (3)	(247)	(13,245)
Aerovironment, Inc. (3)	(49)	(2,652)
Air Lease Corp.	(1,598)	(68,107)
Alaska Air Group, Inc.	(3,485)	(265,801)
Albany International Corp.	(55)	(3,157)
Allegiant Travel Co.	(362)	(47,675)
Ameresco, Inc. (3)	(300)	(2,340)
American Airlines Group, Inc.	(3,718)	(176,568)
American Railcar Industries, Inc.	(763)	(29,452)
Apogee Enterprises, Inc.	(437)	(21,090)
Arconic, Inc.	(5,191)	(129,152)
Armstrong Flooring, Inc. (3)	(1,612)	(25,389)
Armstrong World Industries, Inc. (3)	(1,145)	(58,681)
Astec Industries, Inc.	(287)	(16,075)
Avis Budget Group, Inc. (3)	(270)	(10,276)
Axon Enterprise, Inc. (3)	(1,108)	(25,118)
CH Robinson Worldwide, Inc.	(1,686)	(128,305)
Chart Industries, Inc. (3)	(1,007)	(39,505)
CIRCOR International, Inc.	(640)	(34,835)
Clean Harbors, Inc. (3)	(756)	(42,865)
CompX International, Inc.	(103)	(1,571)
Covanta Holding Corp.	(3,493)	(51,871)
Cubic Corp.	(776)	(39,576)
DMC Global, Inc.	(509)	(8,602)
Energy Recovery, Inc. (3)	(937)	(7,402)
ESCO Technologies, Inc.	(168)	(10,072)
Exponent, Inc.	(431)	(31,851)
Flowserve Corp.	(4,558)	(194,125)
Franklin Covey Co. (3)	(662)	(13,439)
Franklin Electric Co., Inc.	(19)	(852)
FTI Consulting, Inc. (3)	(1,329)	(47,153)
Gardner Denver Holdings, Inc. (3)	(5,813)	(159,974)
GATX Corp.	(321)	(19,761)
Genco Shipping & Trading, Ltd. (3)	(149)	(1,727)
General Electric Co.	(9,107)	(220,207)
Genesee & Wyoming, Inc. (3)	(3,366)	(249,118)
Gibraltar Industries, Inc. (3)	(682)	(21,244)
Gorman-Rupp Co./The	(145)	(4,723)
Graham Corp.	(38)	(792)
Granite Construction, Inc.	(576)	(33,379)
HEICO Corp.	(7,211)	(647,620)
Herc Holdings, Inc. (3)	(299)	(14,690)
Hudson Technologies, Inc. (3)	(337)	(2,632)
Huron Consulting Group, Inc. (3)	(129)	(4,425)
John Bean Technologies Corp.	(1,665)	(168,332)
Johnson Controls International plc	(14,123)	(569,016)
KBR, Inc.	(789)	(14,107)
KeyW Holding Corp./The (3)	(701)	(5,335)
KLX, Inc. (3)	(80)	(4,234)
Kratos Defense & Security Solutions, Inc. (3)	(521)	(6,815)
Layne Christensen Co. (3)	(523)	(6,564)
Lindsay Corp.	(449)	(41,263)
Macquarie Infrastructure Corp.	(1,648)	(118,953)
Manitowoc Co., Inc./The	(1,546)	(13,914)
Mercury Systems, Inc. (3)	(249)	(12,918)
Middleby Corp./The (3)	(350)	(44,860)
Mobile Mini, Inc.	(1,046)	(36,035)
MRC Global, Inc. (3)	(703)	(12,295)
Mueller Water Products, Inc.	(698)	(8,934)
Multi-Color Corp.	(78)	(6,392)
Navistar International Corp. (3)	(1,376)	(60,640)
Nielsen Holdings PLC	(13,996)	(580,134)
Northwest Pipe Co. (3)	(279)	(5,307)
NOW, Inc. (3)	(966)	(13,340)
Patrick Industries, Inc. (3)	(41)	(3,448)
Plug Power, Inc. (3)	(1,203)	(3,140)
Proto Labs, Inc. (3)	(161)	(12,928)
Raven Industries, Inc.	(520)	(16,848)
RBC Bearings, Inc. (3)	(202)	(25,280)
REV Group, Inc.	(2,491)	(71,641)
Roadrunner Transportation Systems, Inc. (3)	(2,850)	(27,161)
Roper Technologies, Inc.	(2,526)	(614,828)
Scorpio Bulkers, Inc. (3)	(530)	(3,737)
Simpson Manufacturing Co., Inc.	(802)	(39,330)
SiteOne Landscape Supply, Inc. (3)	(77)	(4,474)
SkyWest, Inc.	(1,364)	(59,880)
Spirit Airlines, Inc. (3)	(1,242)	(41,495)
SPX Corp. (3)	(659)	(19,335)
Stericycle, Inc. (3)	(718)	(51,423)

Sun Hydraulics Corp.	(245)	(13,230)
Sunrun, Inc. (3)	(1,360)	(7,548)
Team, Inc. (3)	(119)	(1,589)
Tennant Co.	(17)	(1,125)
Textainer Group Holdings, Ltd.	(179)	(3,070)
Titan International, Inc.	(1,072)	(10,881)
TransDigm Group, Inc.	(1,276)	(326,209)
Tutor Perini Corp. (3)	(45)	(1,278)
Twin Disc, Inc. (3)	(1,034)	(19,243)
United Parcel Service, Inc.	(1,723)	(206,915)
US Ecology, Inc.	(222)	(11,944)
USG Corp. (3)	(1,717)	(56,060)
Verisk Analytics, Inc. (3)	(2,158)	(179,524)
Wabtec Corp./DE	(4,439)	(336,254)
WageWorks, Inc. (3)	(2,189)	(132,872)
Welbilt, Inc. (3)	(1,414)	(32,593)
Wesco Aircraft Holdings, Inc. (3)	(632)	(5,941)
XPO Logistics, Inc. (3)	(502)	(34,026)

		(7,179,364)

Information Technology - (6.2%)
2U, Inc. (3)	(22)	(1,233)
3D Systems Corp. (3)	(327)	(4,379)
Acxiom Corp. (3)	(508)	(12,517)
Advanced Micro Devices, Inc. (3)	(14,620)	(186,405)
Altaba, Inc. (3)	(8,516)	(564,100)
Alteryx, Inc. (3)	(454)	(9,248)
Analog Devices, Inc.	(4,628)	(398,795)
Automatic Data Processing, Inc.	(927)	(101,340)
Belden, Inc.	(42)	(3,382)
Benefitfocus, Inc. (3)	(499)	(16,791)
Black Knight Financial Services, Inc. (3)	(5,102)	(219,641)
Blackbaud, Inc.	(1,087)	(95,439)
Blackhawk Network Holdings, Inc. (3)	(772)	(33,814)
Blackline, Inc. (3)	(1,155)	(39,409)
Box, Inc. (3)	(493)	(9,525)
BroadSoft, Inc. (3)	(32)	(1,610)
Cavium, Inc. (3)	(1,866)	(123,044)
Cimpress NV (3)	(170)	(16,602)
Coherent, Inc. (3)	(28)	(6,585)
Conduent, Inc. (3)	(3,024)	(47,386)
Cornerstone OnDemand, Inc. (3)	(520)	(21,117)
Coupa Software, Inc. (3)	(235)	(7,320)
Cree, Inc. (3)	(1,638)	(46,175)
Diebold Nixdorf, Inc.	(142)	(3,245)
Ebix, Inc.	(234)	(15,269)
Ellie Mae, Inc. (3)	(538)	(44,186)
Everbridge, Inc. (3)	(571)	(15,086)
FARO Technologies, Inc. (3)	(348)	(13,311)
Fidelity National Information Services, Inc.	(5,901)	(551,094)
FireEye, Inc. (3)	(3,625)	(60,791)
First Data Corp. (3)	(17,662)	(318,622)
Fitbit, Inc. (3)	(952)	(6,626)
FleetCor Technologies, Inc. (3)	(967)	(149,663)
Gartner, Inc. (3)	(3,442)	(428,219)
Gigamon, Inc. (3)	(277)	(11,676)
Global Payments, Inc.	(4,071)	(386,867)
Glu Mobile, Inc. (3)	(3,649)	(13,720)
Gogo, Inc. (3)	(964)	(11,385)
GSI Technology, Inc. (3)	(831)	(6,041)
Guidewire Software, Inc. (3)	(172)	(13,392)
Harmonic, Inc. (3)	(2,434)	(7,424)
Hortonworks, Inc. (3)	(83)	(1,407)
HubSpot, Inc. (3)	(593)	(49,842)
Immersion Corp. (3)	(392)	(3,203)
Impinj, Inc. (3)	(108)	(4,494)
Infinera Corp. (3)	(2,217)	(19,665)
Inphi Corp. (3)	(528)	(20,956)
Internap Corp. (3)	(225)	(979)
KEMET Corp. (3)	(84)	(1,775)
Keysight Technologies, Inc. (3)	(266)	(11,082)
Knowles Corp. (3)	(3,793)	(57,919)
Kopin Corp. (3)	(2,833)	(11,814)
Lattice Semiconductor Corp. (3)	(1,390)	(7,242)
Leaf Group, Ltd. (3)	(1,456)	(10,046)
MACOM Technology Solutions Holdings, Inc. (3)	(420)	(18,736)
Match Group, Inc. (3)	(2,073)	(48,073)
Maxwell Technologies, Inc. (3)	(2,426)	(12,445)

Meet Group, Inc./The (3)	(247)	(899)
Mesa Laboratories, Inc.	(65)	(9,706)
Microchip Technology, Inc.	(6,602)	(592,728)
MINDBODY, Inc. (3)	(649)	(16,777)
MobileIron, Inc. (3)	(221)	(818)
Model N, Inc. (3)	(1,270)	(18,987)
MTS Systems Corp.	(729)	(38,965)
MuleSoft, Inc. (3)	(160)	(3,222)
NeoPhotonics Corp. (3)	(195)	(1,084)
Nutanix, Inc. (3)	(1,430)	(32,018)
Okta, Inc. (3)	(815)	(22,991)
OSI Systems, Inc. (3)	(100)	(9,137)
Palo Alto Networks, Inc. (3)	(674)	(97,123)
Pandora Media, Inc. (3)	(1,196)	(9,209)
Park City Group, Inc. (3)	(577)	(7,011)
Park Electrochemical Corp.	(169)	(3,127)
Paycom Software, Inc. (3)	(811)	(60,793)
Paylocity Holding Corp. (3)	(39)	(1,904)
PayPal Holdings, Inc. (3)	(5,095)	(326,233)
PDF Solutions, Inc. (3)	(775)	(12,005)
Presidio, Inc. (3)	(436)	(6,169)
Proofpoint, Inc. (3)	(353)	(30,789)
PROS Holdings, Inc. (3)	(1,311)	(31,634)
Quantenna Communications, Inc. (3)	(548)	(9,212)
Rapid7, Inc. (3)	(51)	(898)
RealNetworks, Inc. (3)	(2,687)	(12,898)
Sabre Corp.	(2,390)	(43,259)
salesforce.com, Inc. (3)	(6,309)	(589,387)
SecureWorks Corp. (3)	(1,108)	(13,684)
ServiceSource International, Inc. (3)	(942)	(3,259)
Silver Spring Networks, Inc. (3)	(570)	(9,217)
Splunk, Inc. (3)	(4,571)	(303,652)
Square, Inc. (3)	(5,737)	(165,283)
Syntel, Inc.	(1,063)	(20,888)
Telenav, Inc. (3)	(1,781)	(11,309)
Teradata Corp. (3)	(515)	(17,402)
Trade Desk, Inc./The (3)	(43)	(2,645)
TrueCar, Inc. (3)	(947)	(14,953)
Tucows, Inc. (3)	(198)	(11,593)
Twilio, Inc. (3)	(500)	(14,925)
Twitter, Inc. (3)	(2,548)	(42,985)
Tyler Technologies, Inc. (3)	(60)	(10,459)
Ultimate Software Group, Inc./The (3)	(126)	(23,890)
Vantiv, Inc. (3)	(2,325)	(163,843)
Veeco Instruments, Inc. (3)	(1,132)	(24,225)
VeriFone Systems, Inc. (3)	(2,534)	(51,390)
ViaSat, Inc. (3)	(2,719)	(174,886)
Visa, Inc.	(664)	(69,879)
WEX, Inc. (3)	(2,800)	(314,216)
Workday, Inc. (3)	(6,023)	(634,764)
Xperi Corp.	(417)	(10,550)
Yext, Inc. (3)	(729)	(9,681)
Zendesk, Inc. (3)	(840)	(24,452)

		(8,435,165)

Materials - (2.2%)
Albemarle Corp.	(964)	(131,403)
Allegheny Technologies, Inc.	(1,678)	(40,104)
Ampco-Pittsburgh Corp.	(286)	(4,976)
Ashland Global Holdings, Inc.	(4,980)	(325,642)
Balchem Corp.	(1,503)	(122,179)
Ball Corp.	(14,426)	(595,794)
Bemis Co., Inc.	(396)	(18,046)
Century Aluminum Co. (3)	(481)	(7,975)
CF Industries Holdings, Inc.	(2,136)	(75,102)
Clearwater Paper Corp. (3)	(123)	(6,058)
Codexis, Inc. (3)	(1,330)	(8,845)
Compass Minerals International, Inc.	(710)	(46,079)
Deltic Timber Corp.	(204)	(18,040)
Eagle Materials, Inc.	(147)	(15,685)
Ferroglobe PLC	(279)	(3,672)
Ferroglobe PLC Contingent Value Rights (3)(10)	(2,326)	0
Flotek Industries, Inc. (3)	(376)	(1,748)
GCP Applied Technologies, Inc. (3)	(57)	(1,750)
Haynes International, Inc.	(62)	(2,226)
Intrepid Potash, Inc. (3)	(2,140)	(9,330)
Klondex Mines, Ltd. (3)	(1,151)	(4,190)
Martin Marietta Materials, Inc.	(382)	(78,780)

Mosaic Co./The	(5,852)	(126,345)
PH Glatfelter Co.	(1,285)	(24,993)
Ramaco Resources, Inc. (3)	(456)	(3,023)
Sealed Air Corp.	(8,956)	(382,600)
Sonoco Products Co.	(1,681)	(84,806)
Summit Materials, Inc. (3)	(561)	(17,969)
TimkenSteel Corp. (3)	(1,583)	(26,120)
Trecora Resources (3)	(678)	(9,017)
United States Steel Corp.	(786)	(20,169)
Verso Corp. (3)	(301)	(1,532)
Vulcan Materials Co.	(4,675)	(559,130)
Warrior Met Coal, Inc.	(1,538)	(36,251)
Westlake Chemical Corp.	(1,602)	(133,110)

		(2,942,689)

Real Estate Investment Trust - (0.2%)
CorEnergy Infrastructure Trust, Inc.	(40)	(1,414)
Equinix, Inc.	(291)	(129,873)
Forestar Group, Inc. (3)	(449)	(7,723)
GEO Group, Inc./The	(1,298)	(34,916)
Maui Land & Pineapple Co., Inc. (3)	(341)	(4,757)
RMR Group, Inc./The	(83)	(4,262)
Safety, Inc.ome and Growth, Inc.	(2,507)	(46,730)

		(229,675)

Telecommunication Services - (0.5%)
General Communication, Inc. (3)	(205)	(8,362)
Iridium Communications, Inc. (3)	(1,606)	(16,542)
Shenandoah Telecommunications Co.	(816)	(30,355)
Sprint Corp. (3)	(73,003)	(567,963)
Straight Path Communications, Inc. (3)	(6)	(1,084)

		(624,306)

Utilities - (4.2%)
Alliant Energy Corp.	(2,775)	(115,357)
Aqua America, Inc.	(4,293)	(142,485)
AquaVenture Holdings, Ltd. (3)	(958)	(12,933)
Black Hills Corp.	(8,161)	(562,048)
Cadiz, Inc. (3)	(778)	(9,881)
Chesapeake Utilities Corp.	(601)	(47,028)
Connecticut Water Service, Inc.	(378)	(22,415)
Dominion Energy, Inc.	(7,345)	(565,051)
Entergy Corp.	(2,337)	(178,453)
Genie Energy, Ltd.	(465)	(3,046)
Global Water Resources, Inc.	(1,344)	(12,660)
Great Plains Energy, Inc.	(7,639)	(231,462)
Hawaiian Electric Industries, Inc.	(15,735)	(525,077)
MGE Energy, Inc.	(2,656)	(171,578)
NiSource, Inc.	(22,260)	(569,633)
Northwest Natural Gas Co.	(315)	(20,286)
NRG Yield, Inc.	(1,215)	(23,450)
Public Service Enterprise Group, Inc.	(4,610)	(213,213)
Pure Cycle Corp. (3)	(154)	(1,155)
SCANA Corp.	(204)	(9,892)
Sempra Energy	(4,938)	(563,574)
South Jersey Industries, Inc.	(5,150)	(177,830)
Southern Co./The	(11,561)	(568,108)
TerraForm Power, Inc. (3)	(1,966)	(25,991)
Vistra Energy Corp.	(5,153)	(96,310)
Westar Energy, Inc.	(6,485)	(321,634)
WGL Holdings, Inc.	(6,404)	(539,217)

		(5,729,767)

Total Securities Sold Short	(Proceeds Received $ (50,813,427))	(53,671,208)

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	361	4,022
Meeder Balanced Fund	216	2,549
Meeder Dynamic Growth Fund	135	1,497
Meeder Muirfield Fund	192	1,478
Meeder Infrastructure Fund	64	1,445

Total Trustee Deferred Compensation	(Cost $10,027)	10,991

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	51	12/15/2017	5,044,920	78,160
Mini MSCI Emerging Markets Index Futures	73	12/15/2017	3,975,945	(32,300)
Standard & Poors 500 Mini Futures	376	12/15/2017	47,302,680	768,274

Total Futures Contracts	500		56,323,545	814,134

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$131,897,983	$814,134
Level 2 - Other Significant Observable Inputs	745,296	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$132,643,279	$814,134

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $120,181,022 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$15,076,437
Unrealized depreciation	(5,471,961)
Net unrealized appreciation (depreciation)	$9,604,476

(3)	Represents non-income producing securities.

(4)	All or a portion of the security is on loan.

(5)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2017.

(6)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on September 30, 2017 was $64,920,038.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(8)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Fair valued security deemed as Level 3 security.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 91.8%

Consumer Discretionary - 31.2%
Aaron's, Inc.	22,878	998,167
Adtalem Global Education, Inc.	23,457	840,933
Bed Bath & Beyond, Inc.	18,008	422,648
Big Lots, Inc.	14,576	780,836
BorgWarner, Inc.	18,556	950,624
Chico's FAS, Inc.	50,859	455,188
Darden Restaurants, Inc.	10,064	792,842
Deckers Outdoor Corp. (3)	13,213	903,901
Gap, Inc./The	32,614	963,091
Goodyear Tire & Rubber Co./The	23,708	788,291
H&R Block, Inc.	31,834	842,964
Hanesbrands, Inc.	33,930	836,035
Helen of Troy, Ltd. (3)	8,666	839,735
International Speedway Corp.	19,888	715,968
KB Home	46,291	1,116,539
Kohl's Corp.	14,821	676,579
Leggett & Platt, Inc.	14,973	714,661
Michael Kors Holdings, Ltd. (3)	17,028	814,790
New York Times Co./The	55,027	1,078,529
News Corp.	63,862	846,810
Nordstrom, Inc.	15,269	719,933
PulteGroup, Inc.	39,818	1,088,226
PVH Corp.	8,110	1,022,347
Ralph Lauren Corp.	8,103	715,414
RH (3)	23,839	1,676,358
Signet Jewelers, Ltd.	7,764	516,694
Sotheby's (3)	18,361	846,626
TEGNA, Inc.	34,215	456,086
Time, Inc.	41,001	553,514
TRI Pointe Group, Inc. (3)	63,660	879,145
TripAdvisor, Inc. (3)	18,291	741,334
Urban Outfitters, Inc. (3)	25,697	614,158
Vista Outdoor, Inc. (3)	37,352	856,855
Wyndham Worldwide Corp.	9,583	1,010,144
Wynn Resorts, Ltd.	8,460	1,259,863

		29,335,828

Consumer Staples - 1.1%
Boston Beer Co., Inc./The (3)	4,309	673,066
Dean Foods Co.	33,602	365,590

		1,038,656

Energy - 4.2%
Dril-Quip, Inc. (3)	12,188	538,100
Helmerich & Payne, Inc.	9,456	492,752
Newfield Exploration Co. (3)	18,071	536,167
Oil States International, Inc. (3)	18,766	475,718

Range Resources Corp.	37,492	733,718
Southwestern Energy Co. (3)	67,640	413,280
TechnipFMC PLC (3)	26,323	734,938

		3,924,673

Financials - 5.1%
Assurant, Inc.	7,881	752,793
Kemper Corp.	16,521	875,613
Leucadia National Corp.	31,478	794,820
People's United Financial, Inc.	40,879	741,545
Torchmark Corp.	9,922	794,653
Wells Fargo & Co. Preferred (3)(9)	1	0
Zions Bancorporation	17,004	802,249

		4,761,673

Healthcare - 10.7%
Allscripts Healthcare Solutions, Inc. (3)	71,681	1,020,021
Cooper Cos., Inc./The	4,184	992,068
Endo International PLC (3)	44,436	380,594
Envision Healthcare Corp. (3)	14,205	638,515
Halyard Health, Inc. (3)	19,791	891,189
LifePoint Health, Inc. (3)	12,885	746,042
LivaNova PLC (3)	13,380	937,403
Mallinckrodt PLC (3)	14,690	548,965
Owens & Minor, Inc.	20,738	605,550
Patterson Cos., Inc.	19,385	749,230
PerkinElmer, Inc.	14,034	967,925
Tenet Healthcare Corp. (3)(4)	49,317	810,278
Varian Medical Systems, Inc. (3)	8,152	815,689

		10,103,469

Industrials - 14.9%
Allegion PLC	11,435	988,784
Dun & Bradstreet Corp./The	6,032	702,185
Flowserve Corp.	20,245	862,235
Fluor Corp.	13,935	586,664
Fortune Brands Home & Security, Inc.	13,690	920,379
FTI Consulting, Inc. (3)	16,235	576,018
Granite Construction, Inc.	15,813	916,363
Herman Miller, Inc.	21,399	768,224
Jacobs Engineering Group, Inc.	12,840	748,187
NOW, Inc. (3)	35,753	493,749
Pitney Bowes, Inc.	48,180	675,002
Quanta Services, Inc. (3)	21,000	784,770
Robert Half International, Inc.	15,003	755,251
Ryder System, Inc.	9,832	831,296
Stericycle, Inc. (3)	9,606	687,982
Triumph Group, Inc.	27,617	821,606
Werner Enterprises, Inc.	27,156	992,552
Xylem, Inc./NY	14,779	925,609

		14,036,856

Information Technology - 12.1%
ACI Worldwide, Inc. (3)	40,323	918,558
Acxiom Corp. (3)	27,308	672,869
Cars.com, Inc. (3)	11,404	303,460
CommVault Systems, Inc. (3)	14,239	865,731
Convergys Corp.	29,799	771,496
CSRA, Inc.	22,986	741,758

First Solar, Inc. (3)	22,495	1,032,071
FLIR Systems, Inc.	20,223	786,877
Plantronics, Inc.	13,365	591,000
Teradata Corp. (3)	26,936	910,167
Total System Services, Inc.	14,927	977,719
VeriFone Systems, Inc. (3)	45,967	932,211
VeriSign, Inc. (3)	9,621	1,023,578
Xerox Corp.	29,274	974,531

		11,502,026

Materials - 3.2%
Avery Dennison Corp.	10,422	1,024,899
CF Industries Holdings, Inc.	23,135	813,427
FMC Corp.	12,940	1,155,671

		2,993,997

Real Estate Investment Trust - 4.1%
Alexander & Baldwin, Inc.	16,311	755,689
Apartment Investment & Management Co.	16,103	706,278
Iron Mountain, Inc.	22,533	876,534
Potlatch Corp.	17,572	896,172
Washington Prime Group, Inc.	70,304	585,632

		3,820,305

Telecommunication Services - 0.2%
Frontier Communications Corp.	14,435	170,189

		170,189

Utilities - 5.0%
AES Corp./VA	62,983	694,073
Alliant Energy Corp.	20,813	865,196
NiSource, Inc.	33,056	845,903
NRG Energy, Inc.	59,695	1,527,595
Pinnacle West Capital Corp.	9,379	793,088

		4,725,855

Total Common Stocks	(Cost $75,835,491)	86,413,527

Money Market Registered Investment Companies - 7.3%

Morgan Stanley Government Institutional Fund, 0.90% (5)	962,616	962,616
Meeder Institutional Prime Money Market Fund, 1.12% (6)	5,893,094	5,893,094

Total Money Market Registered Investment Companies	(Cost $6,855,784)	6,855,710

Bank Obligations - 1.1%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (7)	248,369		248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (7)	248,380		248,380
EverBank Money Market Account, 0.61%, 10/2/2017 (7)	58		58
Pacific Mercantile Bank Deposit Account, 1.08%, 10/2/2017 (7)	248,453		248,453
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (7)	248,548		248,548

Total Bank Obligations	(Cost $993,808)		993,808

Total Investments - 100.2%	(Cost $ 83,685,083)	(2)	94,263,045

Liabilities less Other Assets - (0.2%)			(171,114)

Total Net Assets - 100.0%			94,091,931

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,541	17,167
Meeder Balanced Fund	831	9,806
Meeder Dynamic Growth Fund	555	6,155
Meeder Muirfield Fund	750	5,775
Meeder Infrastructure Fund	240	5,419

Total Trustee Deferred Compensation	(Cost $37,404)	44,322

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	40	12/15/2017	7,182,800	330,498

Total Futures Contracts	40		7,182,800	330,498

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$93,269,237	$330,498
Level 2 - Other Significant Observable Inputs	993,808	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$94,263,045	$330,498

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $83,389,530 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$16,120,784
Unrealized depreciation	(5,247,269)
Net unrealized appreciation (depreciation)	$10,873,515

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2017.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(7)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Fair valued security deemed as Level 3 security.

(10)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 94.4%

Electric Utility - 8.6%
AES Corp./VA	50,861	560,488
InfraREIT, Inc. (5)	24,427	546,432
MDU Resources Group, Inc.	21,019	545,443

		1,652,363

Natural Gas Distribution - 15.1%
Energy Transfer Partners, L.P.	9,220	168,634
National Grid, PLC - ADR (3)(4)	11,556	724,677
OGE Energy Corp.	21,635	779,509
Targa Resources Corp.	15,266	722,082
Williams Cos., Inc./The	17,595	528,026

		2,922,928

Pipelines - 16.3%
Enbridge, Inc.	11,319	473,587
Enterprise Products Partners, L.P.	24,297	633,423
Kinder Morgan, Inc.	29,394	563,777
Marathon Petroleum Corp.	12,488	700,327
MPLX, L.P.	7,733	270,732
National Fuel Gas Co.	8,751	495,394

		3,137,240

Telecommunication Services - 28.4%
American Tower Corp. (5)	5,278	721,397
ARRIS International PLC (3)	17,342	494,074
AT&T, Inc.	14,797	579,598
Cisco Systems, Inc.	16,483	554,323
Corning, Inc.	28,395	849,578
Crown Castle International Corp. (5)	4,038	403,719
DISH Network Corp. (3)	10,095	547,452
QUALCOMM, Inc.	13,519	700,825
Telephone & Data Systems, Inc.	9,264	258,373
Verizon Communications, Inc.	6,968	344,846

		5,454,185

Utility Services - 22.3%
Exelon Corp.	9,875	371,991
FedEx Corp.	4,396	991,650
Fortis, Inc./Canada	6,461	231,110
NextEra Energy Partners, L.P.	16,341	658,379
Ormat Technologies, Inc.	6,249	381,501
Pattern Energy Group, Inc.	18,966	457,081
UGI Corp.	9,415	441,187
United Parcel Service, Inc. - Class B	6,283	754,525

		4,287,424

Water Utility - 3.7%
Veolia Environnement SA - ADR (3)(4)	30,560	703,492

		703,492

Total Common Stocks	(Cost $ 16,071,613)	18,157,632

Money Market Registered Investment Companies - 1.9%

Meeder Institutional Prime Money Market Fund, 1.12% (6)	371,494	371,494

Total Money Market Registered Investment Companies	(Cost $371,494)	371,494

Bank Obligations - 2.6%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (7)	248,369		248,369
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (7)	248,547		248,547

Total Bank Obligations	(Cost $496,916)		496,916

Total Investments - 98.9%	(Cost $ 16,940,023 )	(2)	19,026,042

Other Assets less Liabilities - 1.1%			204,334

Total Net Assets - 100.0%			19,230,376

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,573	17,523
Meeder Balanced Fund	835	9,853
Meeder Dynamic Growth Fund	562	6,233
Meeder Muirfield Fund	754	5,806
Meeder Infrastructure Fund	240	5,419

Total Trustee Deferred Compensation	(Cost $37,050)	44,834

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Standard & Poors 500 Mini Futures	8	12/15/2017	1,006,440	20,500

Total Futures Contracts	8		1,006,440	20,500

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$18,529,126	$20,500
Level 2 - Other Significant Observable Inputs	496,916	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$19,026,042	$20,500

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $16,859,702 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,072,219
Unrealized depreciation	(905,879)
Net unrealized appreciation (depreciation)	$2,166,340

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(7)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Dividend Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 86.6%

Consumer Discretionary - 10.0%
Bed Bath & Beyond, Inc.	16,509	387,466
Best Buy Co., Inc.	7,852	447,250
Brunswick Corp./DE	6,813	381,324
Carnival Corp.	7,493	483,823
Coach, Inc.	9,600	386,688
Extended Stay America, Inc.	19,037	380,740
GameStop Corp.	18,400	380,144
General Motors Co.	14,615	590,154
H&R Block, Inc.	14,453	382,715
Lear Corp.	2,199	380,603
PulteGroup, Inc.	14,694	401,587
Royal Caribbean Cruises, Ltd.	3,873	459,105
Scripps Networks Interactive, Inc.	4,519	388,137
Target Corp.	5,260	310,393

		5,760,129

Consumer Staples - 4.2%
Bunge, Ltd.	5,958	413,843
Kroger Co./The	20,067	402,544
Nu Skin Enterprises, Inc.	5,883	361,687
PepsiCo, Inc.	3,965	441,820
Wal-Mart Stores, Inc.	10,596	827,971

		2,447,865

Energy - 6.2%
Andeavor	4,294	442,926
Chevron Corp.	3,696	434,280
Exxon Mobil Corp.	4,638	380,223
HollyFrontier Corp.	11,123	400,094
Marathon Petroleum Corp.	8,738	490,027
Phillips 66	5,838	534,819
Valero Energy Corp.	6,721	517,047
World Fuel Services Corp.	11,408	386,845

		3,586,261

Financials - 28.3%
Allstate Corp./The	5,157	473,980
Ameriprise Financial, Inc.	2,593	385,086
Annaly Capital Management, Inc.	33,913	413,399
Assured Guaranty, Ltd.	10,267	387,579
Bank of America Corp.	55,368	1,403,025
Bank of New York Mellon Corp./The	11,219	594,831
BB&T Corp.	11,428	536,430
BGC Partners, Inc.	28,092	406,491
Chimera Investment Corp.	19,524	369,394
Citigroup, Inc.	16,402	1,193,081
Citizens Financial Group, Inc.	12,099	458,189
CNA Financial Corp.	7,592	381,498
Comerica, Inc.	5,681	433,233
East West Bancorp, Inc.	7,020	419,656
Everest Re Group, Ltd.	1,845	421,380
First American Financial Corp.	7,972	398,361
FNF Group	9,032	428,659
Hanover Insurance Group, Inc./The	154	14,927
JPMorgan Chase & Co.	18,463	1,763,401

KeyCorp	24,554	462,106
Lazard, Ltd.	8,374	378,672
Leucadia National Corp.	2,133	53,858
LPL Financial Holdings, Inc.	7,251	373,934
M&T Bank Corp.	2,906	467,982
PNC Financial Services Group, Inc./The	4,766	642,314
Popular, Inc.	10,570	379,886
Regions Financial Corp.	29,835	454,387
Reinsurance Group of America, Inc.	663	92,508
SunTrust Banks, Inc.	6,019	359,756
Wells Fargo & Co.	25,310	1,395,847
XL Group, Ltd.	8,977	354,143

		16,297,993

Healthcare - 7.6%
AbbVie, Inc.	4,102	364,504
Aetna, Inc.	3,129	497,542
Agilent Technologies, Inc.	1,845	118,449
Amgen, Inc.	4,132	770,411
Anthem, Inc.	3,068	582,552
Baxter International, Inc.	7,868	493,717
Gilead Sciences, Inc.	5,937	481,016
Hill-Rom Holdings, Inc.	4,770	352,980
Humana, Inc.	1,576	383,961
Johnson & Johnson	2,820	366,628

		4,411,760

Industrials - 11.5%
Allison Transmission Holdings, Inc.	10,048	377,101
Copa Holdings SA	3,168	394,511
CSX Corp.	7,268	394,362
Cummins, Inc.	2,667	448,136
Delta Air Lines, Inc.	10,490	505,828
Huntington Ingalls Industries, Inc.	1,695	383,816
Ingersoll-Rand PLC	4,768	425,163
Lincoln Electric Holdings, Inc.	3,989	365,712
LSC Communications, Inc.	2,978	49,167
ManpowerGroup, Inc.	3,395	399,999
Masco Corp.	2,028	79,112
Norfolk Southern Corp.	4,011	530,415
Oshkosh Corp.	4,831	398,751
Owens Corning	5,318	411,347
Regal Beloit Corp.	4,891	386,389
Ryder System, Inc.	4,669	394,764
Spirit AeroSystems Holdings, Inc.	5,318	413,315
Union Pacific Corp.	2,487	288,417

		6,646,305

Information Technology - 11.3%
Apple, Inc.	2,312	356,325
Applied Materials, Inc.	7,388	384,841
CA, Inc.	12,319	411,208
Cisco Systems, Inc.	11,612	390,512
Corning, Inc.	15,769	471,808
HP, Inc.	25,436	507,703
Intel Corp.	29,218	1,112,621
Jabil, Inc.	14,020	400,271
Juniper Networks, Inc.	14,577	405,678
Lam Research Corp.	2,057	380,627
Oracle Corp.	12,517	605,197
Skyworks Solutions, Inc.	3,694	376,419
Teradyne, Inc.	10,215	380,917
Texas Instruments, Inc.	4,172	373,978

		6,558,105

Materials - 4.2%
Avery Dennison Corp.	1,503	147,805
Eastman Chemical Co.	4,759	430,642
Huntsman Corp.	14,160	388,267
LyondellBasell Industries NV	4,458	441,565
Nucor Corp.	8,007	448,712
Reliance Steel & Aluminum Co.	2,142	163,156
Steel Dynamics, Inc.	11,652	401,644

		2,421,791

Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	13,737	383,125

		383,125

Utilities - 2.6%
CenterPoint Energy, Inc.	13,905	406,165
Exelon Corp.	13,240	498,751
NRG Energy, Inc.	8,497	217,438
Vectren Corp.	6,010	395,280

		1,517,634

Total Common Stocks	(Cost $ 46,401,882)	50,030,968

Money Market Registered Investment Companies - 11.1%

Meeder Institutional Prime Money Market Fund, 1.12% (3)	6,431,788	6,431,788

Total Money Market Registered Investment Companies	(Cost $6,432,166)	6,431,788

Bank Obligations - 1.3%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (4)	248,369		248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (4)	248,380		248,380
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (4)	248,547		248,547

Total Bank Obligations	(Cost $745,296)		745,296

Total Investments - 99.0%	(Cost $53,579,344)	(2)	57,208,052

Other Assets less Liabilities - 1.0%			579,923

Total Net Assets - 100.0%			57,787,975

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	142	1,582
Meeder Balanced Fund	85	1,003
Meeder Dynamic Growth Fund	53	588
Meeder Muirfield Fund	76	585
Meeder Infrastructure Fund	25	565

Total Trustee Deferred Compensation	(Cost $3,956)	4,323

Futures Contracts

	Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	21	12/15/2017	2,077,320	32,183
Mini MSCI Emerging Markets Index Futures	22	12/15/2017	1,198,230	(9,734)
Standard & Poors 500 Mini Futures	33	12/15/2017	4,151,565	86,832

Total Futures Contracts	76		7,427,115	109,281

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$56,462,756	$109,281
Level 2 - Other Significant Observable Inputs	745,296	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$57,208,052	$109,281

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $53,745,340 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,887,403
Unrealized depreciation	(424,691)
Net unrealized appreciation (depreciation)	$3,462,712

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dividend Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 96.4%

Baird Core Plus Bond Fund - Class I	579,228	6,516,318
DoubleLine Total Return Bond Fund - Class I	339,554	3,643,953
Frost Total Return Bond Fund - Class I	510,332	5,358,487
Guggenheim Floating Rate Strategies Fund - Class I	138,608	3,606,588
Guggenheim Total Return Bond Fund - Class I	235,515	6,375,394
iShares 3-7 Year Treasury Bond ETF (6)	148,335	18,320,856
iShares 7-10 Year Treasury Bond ETF (6)	172,256	18,348,709
iShares Core U.S. Aggregate Bond ETF (6)	32,589	3,571,429
iShares iBoxx $ High Yield Corporate Bond ETF (6)	119,137	10,574,600
iShares JP Morgan USD Emerging Markets Bond ETF (6)	308,595	35,926,630
JPMorgan Core Plus Bond Fund - Class L	769,680	6,380,645
Lord Abbett Floating Rate Fund - Class I	448,226	4,110,235
Lord Abbett High Yield Fund - Class I	1,231,342	9,555,211
Metropolitan West Total Return Bond Fund - Class I	384,362	4,104,986
PIMCO Investment Grade Corporate Bond Fund - Class I	294,679	3,132,437
Pioneer Bond Fund - Class Y	451,706	4,358,965
Prudential Total Return Bond Fund - Class Z	510,066	7,411,264
SPDR Bloomberg Barclays High Yield Bond ETF (6)	278,916	10,409,145
TCW Emerging Markets Income Fund - Class I	1,799,811	15,490,958

Total Registered Investment Companies	(Cost $173,661,078)	177,196,810

Money Market Registered Investment Companies - 3.3%

Meeder Institutional Prime Money Market Fund, 1.12% (3)	6,009,830	6,009,830

Total Money Market Registered Investment Companies	(Cost $6,009,908)	6,009,830

Bank Obligations - 0.5%

Bank Midwest Deposit Account, 1.00%, 10/2/2017 (4)	248,369	248,369
Capital Bank Deposit Account, 1.00%, 10/2/2017 (4)	248,380	248,380
EverBank Money Market Account, 0.61%, 10/2/2017 (4)	58	58
Pacific Mercantile Bank Deposit Account, 1.08%, 10/2/2017 (4)	248,453	248,453
Plaza Bank Deposit Account, 1.05%, 10/2/2017 (4)	248,548	248,548

Total Bank Obligations	(Cost $993,808)	993,808

U.S. Government Obligations - 0.0%

Government National Mortgage Association, 6.50%, due 7/20/2038	44,153		61,436

Total U.S. Government Obligations	(Cost $50,556)		61,436

Total Investments - 100.2%	(Cost $180,715,350)	(2)	184,261,884

Liabilities less Other Assets - (0.2%)			(403,451)

Total Net Assets - 100.0%			183,858,433

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	1,657	18,459
Meeder Balanced Fund	932	10,998
Meeder Dynamic Growth Fund	626	6,942
Meeder Muirfield Fund	874	6,730
Meeder Infrastructure Fund	275	6,210

Total Trustee Deferred Compensation	(Cost $44,603)	49,339

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$183,206,640	$-
Level 2 - Other Significant Observable Inputs	1,055,244	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$184,261,884	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $181,491,548 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,424,858
Unrealized depreciation	(654,522)
Net unrealized appreciation (depreciation)	$2,770,336

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2017.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Prime Money Market Fund

Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 2.1%

Columbus First Bank Deposit Account	1.00	%(3)	10/02/17	248,000	248,000
Pacific Mercantile Bank Deposit Account	1.08	%(3)	10/02/17	248,000	248,000
Plaza Bank Deposit Account	1.05	%(3)	10/02/17	248,000	248,000

Total Bank Obligations				(Cost $744,000)	744,000

Certificates of Deposit - 9.7%

Banco Estado Chile Yankee CD	1.42%		02/08/18	250,000	250,000
Banco Estado Chile Yankee CD	1.31%		10/12/17	250,000	250,000
Banco Estado Chile Yankee CD	1.32%		11/08/17	500,000	500,000
Banco Estado Chile Yankee CD	1.31%		12/12/17	250,000	250,000
Banco Estado Chile Yankee CD	1.35%		12/15/17	250,000	250,000
Bank of Montreal Yankee CD (Quarterly U.S. LIBOR + 0.21%)	1.53	%(4)	12/01/17	500,000	500,253
Bank of Montreal Yankee CD	1.40%		10/10/17	500,000	499,829
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	1.61	%(4)	10/12/17	250,000	250,388
Royal Bank of Canada Yankee CD (Quarterly U.S. LIBOR + 0.30%)	1.62	%(4)	12/08/17	250,000	250,000
Westpac Banking Corp. Yankee CD (Monthly U.S. LIBOR + 0.52%)	1.76	%(4)	10/10/17	500,000	500,607

Total Certificates of Deposit				(Cost $3,501,077)	3,501,077

Commercial Paper - 31.1%

Bank of Montreal	1.25%		11/13/17	250,000	249,635
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.37%		01/24/18	270,000	268,837
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.47%		03/16/18	250,000	248,339
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.16%		10/04/17	250,000	249,984
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.16%		10/06/17	250,000	249,968
Banque et Caisse d'Epargne de l'Etat	1.41%		02/01/18	250,000	248,814
Banque et Caisse d'Epargne de l'Etat	1.39%		03/01/18	250,000	248,563
Banque et Caisse d'Epargne de l'Etat	1.43%		04/03/18	250,000	248,195
Banque et Caisse d'Epargne de l'Etat	1.41%		04/06/18	250,000	248,192
BNP Paribas SA/New York, NY	1.36%		12/26/17	150,000	149,522
Canadian Imperial Holdings, Inc.	1.32%		01/02/18	500,000	498,326
Canadian Imperial Holdings, Inc.	1.42%		03/23/18	250,000	248,328
Canadian Imperial Holdings, Inc.	1.32%		10/02/17	500,000	500,000
Cooperatieve Rabobank UA/NY	1.39%		02/26/18	500,000	497,193
Credit Agricole Corporate and Investment Bank/New York	1.40%		02/12/18	250,000	248,716
Credit Agricole Corporate and Investment Bank/New York	1.39%		10/23/17	500,000	499,598
Credit Suisse AG/New York NY	1.23%		10/23/17	500,000	499,641
Dexia Credit Local SA/New York, NY	1.37%		03/09/18	250,000	248,508
Dexia Credit Local SA/New York, NY	1.37%		03/29/18	250,000	248,319
ING US Funding LLC	1.28%		11/01/17	250,000	249,733
ING US Funding LLC	1.35%		11/13/17	250,000	249,615
ING US Funding LLC	1.33%		11/17/17	250,000	249,578
ING US Funding LLC	1.34%		12/06/17	250,000	249,400
ING US Funding LLC	1.37%		12/18/17	250,000	249,273
JP Morgan Securities LLC	1.35%		10/27/17	150,000	149,859
JP Morgan Securities LLC	1.30%		10/31/17	500,000	499,476
JP Morgan Securities LLC	1.35%		11/03/17	250,000	249,700
JP Morgan Securities LLC	1.35%		11/16/17	500,000	499,156
Natixis SA/New York, NY	1.43%		02/07/18	250,000	248,738
Natixis SA/New York, NY	1.35%		11/17/17	500,000	499,144
Swedbank AB	1.39%		03/15/18	250,000	248,428
Swedbank AB	1.33%		12/14/17	500,000	498,662
Toyota Motor Credit Corp.	1.52%		05/07/18	250,000	247,740
Toyota Motor Credit Corp.	1.29%		10/27/17	500,000	499,556
Toyota Motor Credit Corp.	1.35%		12/20/17	500,000	498,528

Total Commercial Paper				(Cost $11,285,264)	11,285,264

Corporate Obligations - 10.4%

General Elecrtric Corp. (US0003M + 0.50%)	1.82	%(4)	12/07/17	1,000,000		1,000,814
Royal Bank of Canada	1.50%		01/16/18	500,000		500,004
Royal Bank of Canada (Monthly U.S. LIBOR + 0.18%)	1.42	%(4)	10/25/17	500,000		500,000
Royal Bank of Canada	1.50%		12/07/17	250,000		249,921
UBS AG Stamford, CT (Quarterly U.S. LIBOR + 0.70%)	2.03	%(4)	12/26/17	500,000		501,522
Westpac Banking Corp.	1.60%		01/12/18	500,000		500,257
Westpac Banking Corp.	1.50%		12/01/17	500,000		500,019

Total Corporate Obligations				(Cost $3,752,537)		3,752,537

Repurchase Agreements - 19.4%

INTL FCStone (Collateralized by $14,028,605 various FNMAs, FHLMCs, and GNMAs, 0.00% - 6.00%, due 4/25/19 - 6/15/42, fair value $7,140,000)(proceeds $7,000,000), purchase date 9/29/17	1.08%		10/02/17	7,000,000		7,000,000

Total Repurchase Agreements				(Cost $7,000,000)		7,000,000

Money Market Registered Investment Companies - 27.3%

Fidelity Prime Institutional Money Market Portfolio, 1.22% (5)				7,996,751		7,999,950
Morgan Stanley Government Institutional Fund, 0.90% (5)				1,897,510		1,897,510

Total Money Market Registered Investment Companies				(Cost $9,897,460)		9,897,460

Total Investments - 100.0%				(Cost $36,180,338)	(2)	36,180,338

Liabilities less Other Assets - (0.0%)						(11,828)

Total Net Assets - 100.0%						36,168,510

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund				1,115		12,421
Meeder Balanced Fund				587		6,927
Meeder Dynamic Growth Fund				396		4,392
Meeder Muirfield Fund				527		4,058
Meeder Infrastructure Fund				169		3,816

Total Trustee Deferred Compensation				(Cost $25,742)		31,614

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$9,897,460	$-
Level 2 - Other Significant Observable Inputs	26,282,878	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$36,180,338	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(5)	7-day yield as of September 30, 2017. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of September 30, 2017, Fidelity Prime Institutional Money Market Portfolio represented 22.1% of Prime Money Market Fund's net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

(6)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

September 30, 2017 (unaudited)

Institutional Prime Money Market Fund

Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 0.3%

Columbus First Bank Deposit Account	1.00	%(3)	10/02/17	248,000	248,000
Pacific Mercantile Bank Deposit Account	1.08	%(3)	10/02/17	248,000	248,000
Plaza Bank Deposit Account	1.05	%(3)	10/02/17	248,000	248,000

Total Bank Obligations				(Cost $744,000)	744,000

Certificates of Deposit - 10.5%

Banco Estado Chile Yankee CD	1.37%		01/26/18	1,000,000	999,967
Banco Estado Chile Yankee CD	1.42%		02/08/18	1,000,000	1,000,092
Banco Estado Chile Yankee CD	1.50%		05/03/18	1,000,000	999,943
Banco Estado Chile Yankee CD	1.60%		08/03/18	1,000,000	1,000,152
Banco Estado Chile Yankee CD	1.31%		10/12/17	1,000,000	1,000,037
Banco Estado Chile Yankee CD	1.26%		10/24/17	1,000,000	1,000,021
Banco Estado Chile Yankee CD	1.32%		11/08/17	1,000,000	1,000,056
Banco Estado Chile Yankee CD	1.27%		11/22/17	1,000,000	999,959
Banco Estado Chile Yankee CD	1.35%		11/30/17	1,000,000	1,000,055
Banco Estado Chile Yankee CD	1.31%		12/12/17	1,000,000	999,971
Banco Estado Chile Yankee CD	1.35%		12/15/17	1,000,000	1,000,044
Banco Estado Chile Yankee CD	1.36%		12/22/17	1,000,000	1,000,056
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.13%)	1.37	%(4)	10/26/17	1,000,000	1,000,012
Bank of Montreal Yankee CD (Quarterly U.S. LIBOR + 0.21%)	1.53	%(4)	12/01/17	2,000,000	2,001,474
Bank of Montreal Yankee CD	1.40%		10/10/17	1,562,000	1,561,314
Bank of Montreal Yankee CD (Monthly U.S. LIBOR + 0.37%)	1.61	%(4)	10/12/17	1,250,000	1,251,631
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.39%)	1.69	%(4)	10/13/17	2,000,000	2,000,616
Canadian Imperial Bank Yankee CD (Quarterly U.S. LIBOR + 0.36%)	1.67	%(4)	11/08/17	1,000,000	999,829
Natixis SA/New York, NY Yankee CD (Monthly U.S. LIBOR + 0.14%)	1.38	%(4)	10/12/17	2,000,000	2,000,218
Royal Bank of Canada Yankee CD (Monthly U.S. LIBOR + 0.14%)	1.37	%(4)	10/26/17	2,000,000	1,999,918
Royal Bank of Canada Yankee CD (Quarterly U.S. LIBOR + 0.30%)	1.62	%(4)	12/08/17	750,000	750,526
Westpac Banking Corp. Yankee CD (Monthly U.S. LIBOR + 0.52%)	1.76	%(4)	10/10/17	1,000,000	1,001,277

Total Certificates of Deposit				(Cost $26,572,626)	26,567,168

Commercial Paper - 46.9%

Abbey National Treasury Services PLC/Stamford, CT	1.24%		10/23/17	1,000,000	999,204
Abbey National Treasury Services PLC/Stamford, CT	1.26%		11/01/17	1,000,000	998,897
American Honda Finance Corp.	1.21%		12/12/17	2,780,000	2,773,211
Bank of Montreal	1.21%		10/12/17	2,000,000	1,999,102
Bank of Montreal	1.25%		11/13/17	1,000,000	998,431
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.46%		01/12/18	900,000	896,443
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.36%		01/25/18	1,000,000	995,487
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.45%		02/26/18	1,000,000	994,042
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.47%		03/16/18	1,000,000	993,187
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.16%		10/04/17	2,000,000	1,999,676
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.16%		10/06/17	2,000,000	1,999,546
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.18%		10/11/17	2,000,000	1,999,212
Bank of Tokyo-Mitsubishi UFJ Ltd/New York, NY	1.21%		11/02/17	2,000,000	1,997,686
Banque et Caisse d'Epargne de l'Etat	1.41%		02/01/18	1,000,000	995,531
Banque et Caisse d'Epargne de l'Etat	1.39%		03/01/18	1,000,000	994,348
Banque et Caisse d'Epargne de l'Etat	1.39%		03/09/18	2,000,000	1,987,996
Banque et Caisse d'Epargne de l'Etat	1.43%		04/03/18	1,000,000	992,896
Banque et Caisse d'Epargne de l'Etat	1.41%		04/06/18	1,000,000	992,766
Banque et Caisse d'Epargne de l'Etat	1.31%		12/01/17	1,000,000	997,911
BNP Paribas SA/New York, NY	1.20%		10/20/17	1,750,000	1,748,822
BNP Paribas SA/New York, NY	1.30%		11/22/17	775,000	773,633
BNP Paribas SA/New York, NY	1.36%		12/26/17	1,000,000	996,842

Canadian Imperial Holdings, Inc.	1.32%	01/02/18	1,000,000	996,654
Canadian Imperial Holdings, Inc.	1.42%	03/23/18	1,000,000	993,233
Canadian Imperial Holdings, Inc.	1.42%	04/13/18	1,000,000	992,302
Canadian Imperial Holdings, Inc.	1.32%	10/02/17	1,000,000	999,902
Caterpillar, Inc.	1.25%	11/20/17	1,000,000	997,826
Caterpillar, Inc.	1.45%	12/18/17	1,000,000	996,556
Caterpillar, Inc.	1.45%	12/21/17	1,000,000	996,413
Cooperatieve Rabobank UA/NY	1.39%	02/26/18	1,500,000	1,491,438
Cooperatieve Rabobank UA/NY	1.25%	10/02/17	1,000,000	999,901
Cooperatieve Rabobank UA/NY	1.23%	10/23/17	1,000,000	999,191
Cooperatieve Rabobank UA/NY	1.25%	11/03/17	1,000,000	998,809
Cooperatieve Rabobank UA/NY	1.31%	12/27/17	3,000,000	2,990,514
Credit Agricole Corporate and Investment Bank/New York	1.31%	01/17/18	1,000,000	996,019
Credit Agricole Corporate and Investment Bank/New York	1.33%	02/02/18	1,000,000	995,380
Credit Agricole Corporate and Investment Bank/New York	1.40%	02/12/18	1,000,000	994,949
Credit Agricole Corporate and Investment Bank/New York	1.20%	10/02/17	1,000,000	999,903
Credit Agricole Corporate and Investment Bank/New York	1.25%	10/03/17	1,000,000	999,871
Credit Agricole Corporate and Investment Bank/New York	1.39%	10/23/17	1,000,000	999,221
Credit Agricole Corporate and Investment Bank/New York	1.31%	11/01/17	1,000,000	998,927
Credit Agricole Corporate and Investment Bank/New York	1.31%	11/20/17	1,000,000	998,300
Credit Agricole Corporate and Investment Bank/New York	1.25%	11/24/17	1,000,000	998,166
Credit Agricole Corporate and Investment Bank/New York	1.31%	12/04/17	1,000,000	997,796
Credit Suisse AG/New York, NY	1.42%	02/01/18	1,000,000	995,146
Credit Suisse AG/New York, NY	1.52%	04/23/18	1,000,000	991,171
Credit Suisse AG/New York, NY	1.53%	04/27/18	1,000,000	990,958
Credit Suisse AG/New York, NY	1.58%	06/15/18	1,000,000	988,907
Credit Suisse AG/New York, NY	1.23%	10/23/17	2,000,000	1,998,400
Dexia Credit Local SA/New York, NY	1.35%	01/31/18	1,000,000	995,474
Dexia Credit Local SA/New York, NY	1.37%	02/20/18	1,000,000	994,664
Dexia Credit Local SA/New York, NY	1.37%	03/09/18	1,000,000	993,860
Dexia Credit Local SA/New York, NY	1.37%	03/29/18	1,000,000	992,805
Dexia Credit Local SA/New York, NY	1.46%	04/30/18	1,000,000	991,542
Dexia Credit Local SA/New York, NY	1.41%	11/29/17	1,000,000	997,929
GE Capital Treasury Services	1.34%	02/12/18	1,000,000	995,010
GE Capital Treasury Services	1.34%	02/21/18	1,000,000	994,631
GE Capital Treasury Services	1.34%	03/05/18	1,000,000	994,126
GE Capital Treasury Services	1.27%	12/20/17	1,000,000	997,205
ING US Funding LLC	1.41%	02/05/18	1,000,000	995,148
ING US Funding LLC	1.41%	02/06/18	2,000,000	1,990,214
ING US Funding LLC	1.55%	05/01/18	1,000,000	991,315
ING US Funding LLC	1.29%	10/10/17	1,000,000	999,629
ING US Funding LLC	1.34%	10/27/17	1,000,000	999,044
ING US Funding LLC	1.28%	11/01/17	1,000,000	998,871
ING US Funding LLC	1.35%	11/13/17	1,000,000	998,450
ING US Funding LLC	1.33%	11/17/17	1,000,000	998,308
ING US Funding LLC	1.32%	12/01/17	1,000,000	997,806
ING US Funding LLC	1.34%	12/06/17	1,000,000	997,618
ING US Funding LLC	1.37%	12/18/17	1,000,000	997,162
JP Morgan Securities LLC	1.42%	02/15/18	1,000,000	994,618
JP Morgan Securities LLC	1.51%	03/16/18	1,500,000	1,489,836
JP Morgan Securities LLC	1.34%	10/02/17	1,000,000	999,900
JP Morgan Securities LLC	1.30%	10/31/17	1,000,000	998,906
JP Morgan Securities LLC	1.35%	11/03/17	1,000,000	998,801
JP Morgan Securities LLC	1.34%	11/06/17	1,000,000	998,696
JP Morgan Securities LLC	1.25%	11/10/17	600,000	599,134
JP Morgan Securities LLC	1.35%	11/15/17	1,000,000	998,380
JP Morgan Securities LLC	1.35%	11/16/17	1,000,000	998,344
JP Morgan Securities LLC	1.25%	11/20/17	1,000,000	998,202
JP Morgan Securities LLC	1.35%	11/30/17	1,000,000	997,842
JP Morgan Securities LLC	1.42%	12/08/17	1,000,000	997,544
Natixis SA/New York, NY	1.34%	01/08/18	1,000,000	996,361
Natixis SA/New York, NY	1.43%	02/07/18	1,000,000	995,128
Natixis SA/New York, NY	1.21%	10/10/17	1,000,000	999,642
Natixis SA/New York, NY	1.29%	10/31/17	1,000,000	998,950
Natixis SA/New York, NY	1.28%	11/14/17	1,000,000	998,486
Natixis SA/New York, NY	1.35%	11/17/17	1,000,000	998,386
Natixis SA/New York, NY	1.33%	12/04/17	1,000,000	997,782
Swedbank AB	1.38%	02/20/18	1,000,000	994,752
Swedbank AB	1.39%	03/15/18	1,000,000	993,747

Swedbank AB	1.23%		11/10/17	500,000	499,313
Swedbank AB	1.26%		11/13/17	1,000,000	998,525
Swedbank AB	1.28%		12/13/17	2,000,000	1,994,876
Swedbank AB	1.33%		12/14/17	1,000,000	997,397
Toyota Motor Credit Corp.	1.36%		01/05/18	1,000,000	996,472
Toyota Motor Credit Corp.	1.39%		01/18/18	1,500,000	1,493,840
Toyota Motor Credit Corp.	1.32%		01/19/18	1,000,000	995,847
Toyota Motor Credit Corp.	1.37%		02/26/18	1,000,000	994,175
Toyota Motor Credit Corp.	1.52%		05/07/18	1,000,000	990,833
Toyota Motor Credit Corp.	1.22%		10/02/17	1,000,000	999,910
Toyota Motor Credit Corp.	1.35%		12/20/17	1,000,000	997,148
Toyota Motor Credit Corp.	1.37%		12/29/17	1,000,000	996,772
Toyota Motor Puerto Rico	1.28%		11/28/17	3,000,000	2,993,919

Total Commercial Paper				(Cost $119,428,755)	119,423,997

Corporate Obligations - 5.2%

General Elecrtric Corp. (US0003M + 0.50%)	1.82	%(4)	12/07/17	4,000,000	4,002,040
Royal Bank of Canada	1.50%		01/16/18	1,000,000	999,900
Royal Bank of Canada (Monthly U.S. LIBOR + 0.18%)	1.42	%(4)	10/25/17	1,000,000	1,000,092
Royal Bank of Canada	1.50%		12/07/17	1,000,000	1,000,014
Royal Bank of Canada	2.20%		01/27/18	408,000	410,110
Toyota Motor Credit Corp. (Quarterly U.S. LIBOR + 0.25%)	1.57	%(4)	12/05/17	891,000	891,389
UBS AG Stamford, CT (Quarterly U.S. LIBOR + 0.70%)	2.03	%(4)	12/26/17	2,000,000	2,005,824
Westpac Banking Corp.	1.60%		01/12/18	1,000,000	1,000,577
Westpac Banking Corp.	1.55%		11/25/17	900,000	900,246
Westpac Banking Corp.	1.50%		12/01/17	1,000,000	1,000,267

Total Corporate Obligations				(Cost $13,211,263)	13,210,459

Repurchase Agreements - 9.1%

INTL FCStone (Collateralized by $24,079,103 various FNMAs, FHLMCs, and GNMAs, 2.50% - 5.50%, due 10/25/20 - 9/16/58, fair value $23,460,000)(proceeds $23,000,000), purchase date 9/29/17	1.08%	10/02/17	23,000,000	23,000,000

Total Repurchase Agreements			(Cost $23,000,000)	23,000,000

U.S. Government and Agency Obligations - 3.9%

United States Treasury Bill	1.08%	10/05/17	5,000,000	4,999,695
United States Treasury Bill	1.07%	10/12/17	5,000,000	4,998,785

Total U.S. Government and Agency Obligations			(Cost $9,998,100)	9,998,480

Money Market Registered Investment Companies - 24.9%

Fidelity Prime Institutional Money Market Portfolio, 1.22% (5)	39,984,006		40,000,000
Morgan Stanley Government Institutional Fund, 0.90% (5)	23,301,779		23,301,779

Total Money Market Registered Investment Companies	(Cost $63,301,779)		63,301,779

Total Investments - 100.8%	(Cost $256,256,523)	(2)	256,245,883

Liabilities less Other Assets - (0.8%)			(2,121,967)

Total Net Assets - 100.0%			254,123,916

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	23		256
Meeder Balanced Fund	14		165
Meeder Dynamic Growth Fund	8		89
Meeder Muirfield Fund	12		92
Meeder Infrastructure Fund	4		90

Total Trustee Deferred Compensation	(Cost $662)		692

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$63,301,779	$-
Level 2 - Other Significant Observable Inputs	192,944,104	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$256,245,883	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

Unrealized appreciation	$6,198
Unrealized depreciation	(16,838)
Net unrealized appreciation (depreciation)	$(10,640)

(3)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at September 30, 2017. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(5)	7-day yield as of September 30, 2017. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of September 30, 2017, Fidelity Prime Institutional Money Market Portfolio represented 15.7% of Institutional Prime Money Market Fund's net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

(6)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 17, 2017

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 17, 2017